As Filed with the Securities and Exchange Commission on April 23, 2010
Registration Nos.:  333-130820; 811-08183

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 PRE-EFFECTIVE AMENDMENT NO.               (  )

 POST-EFFECTIVE AMENDMENT NO.     (5)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No.     (27)
(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact name of Registrant)
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Formerly know as Canada Life Insurance Company of New York)
(Name of Depositor)
50 Main Street
White Plains, New York 10606
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Mitchell T.G. Graye
President and Chief Executive Officer
c/o Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:  Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
____              Immediately upon filing pursuant to paragraph (b) of Rule 485.
_X_              On April 30, 2010, pursuant to paragraph (b) of Rule 485.
___              60 days after filing pursuant to paragraph (a)(1) of Rule 485.
___              On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Flexible Premium Deferred Variable Annuity Contract

Schwab Select Annuity®
A flexible premium deferred variable annuity contract
Issued by
First Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity ® —a flexible premium deferred variable annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes.  This Contract is no longer issued to new purchasers. The Contract has not been offered for sale since April 30, 2007; however, you may make additional Contributions as permitted under your Contract.  This Contract is issued by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A").  Further information regarding First GWL&A can be found in the "First Great-West Life & Annuity" section on page 11 of this Prospectus .

This Prospectus presents important information you should review about the Schwab Select Annuity ® , including a description of the material rights and obligations under the Contract.  Please read this Prospectus carefully and keep it on file for future reference.  You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated April 30 , 20 10 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC").  The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus.  A listing of the contents of the SAI may be found on the last page of this Prospectus.  You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page 44 of this Prospectus .  Or, you can obtain it by visiting the SEC's Internet web site (http:// www.sec.gov).  This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.

How to Invest

The minimum initial Contribution is:
•	$5,000, or
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan.

The minimum subsequent Contribution is:
•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio – Class O Shares )

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares ( formerly Alger American MidCap Growth Portfolio – Class O Shares)

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	Columbia VIT Marsico 21st Century Fund – Class B Shares

•	Columbia VIT Small Cap Value Fund – Class B Shares

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares ( formerly Delaware VIP Growth Opportunities Series)

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	DWS Blue Chip VIP – Class A Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)

•	DWS Health Care VIP – Class A SharesDWS Large Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares (formerly Scudder VIT Small Cap Index)

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. International Growth Fund – Series I Shares ( formerly AIM V.I. International Growth Fund)

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares ( formerly AIM Mid Cap Core Equity Fund)

•	Invesco V.I. Small Cap Equity Fund – Series I Shares ( formerly AIM V.I. Small Cap Equity Fund)

•	Janus Aspen Balanced Portfolio – Service Shares1

•	Janus Aspen Flexible Bond Portfolio – Service Shares1

•	Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen International Growth Portfolio)1

•	Lazard Retirement Emerging Markets Equity Portfolio – Service Class Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS International Value Portfolio – Service Class Shares

•	MFS Utilities Series – Service Class Shares

•	NVIT Mid Cap Index Fund – Class II Shares (formerly GVIT Mid Cap Index Fund)

•	Oppenheimer Global Securities Fund/VA

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	Prudential Series Fund Equity Portfolio – Class II Shares

•	Putnam VT American Government Income Fund – Class IB Shares*

•	Putnam VT Equity Income Fund – Class IB Shares*

•	Royce Capital Fund Small-Cap Portfolio – Service Class Shares

•	Schwab MarketTrack Growth Portfolio IITM

•	Schwab Money Market PortfolioTM

•	Schwab S&P 500 Index Portfolio

•	Seligman Communication s and Information Fund – Class 2 Shares

•	Sentinel V ariable P roducts Bond Fund

•	Sentinel Variable Products Common Stock Fund

•	Sentinel Variable Products Small Company Fund

•	Templeton Foreign Securities Portfolio – Class 2 Shares*

•	Touchstone Mid Cap Growth Fund – Class I Shares

•	Universal Institutional Funds U.S. Real Estate Portfolio – Class I Shares

•	Van Eck VIP Global Bond Fund – Initial Class Shares ( formerly Van Eck Insurance Trust Worldwide Bond Fund)

•	Van Kampen LIT Comstock Portfolio – Class I Shares

•	Van Kampen LIT Growth and Income Portfolio – Class I Shares

•	Wells Fargo Advantage Opportunity Fund – Class VT Shares

*      New Portfolios available as of April 30 , 20 10 .

1 As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios.  The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007.  The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

Effective April 27, 2010, the Sub-Account investing in the AllianceBernstein VPS International Value Portfolio – Class A Shares was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Effective May 1, 2009, the Sub-Accounts investing in these Portfolios were closed to new contributions and incoming transfers (including Automatic Custom Transfers):

• AllianceBernstein VPS Growth & Income Portfolio – Class A Shares

• AllianceBernstein VPS Growth Portfolio – Class A Shares

• Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

•   DWS Growth & Income VIP – Class A Shares

• DWS Strategic Value VIP – Class A Shares ( formerly  DWS Dreman High Return Equity VIP )

• Neuberger Berman AMT Regency Portfolio – Class S Shares

•  Third Avenue Value Portfolio – Variable Series Trust Shares

Effective May 1, 2008, the Sub-Account investing in th is Portfolio w as closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Invesco V.I. Technology Fund – Series I Shares ( formerly AIM V.I. Technology Fund)

Effective May 1, 2007, the Sub-Account s investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Balanced Portfolio – Institutional Shares

•	Janus Aspen Flexible Bond Portfolio – Institutional Shares

•	Janus Aspen Overseas Portfolio – Institutional Shares (formerly Janus Aspen International Growth Portfolio)

Effective May 1, 2006, the Sub-Account s investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	American Century VP International Fund – Class I Shares

•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares

•	Invesco V.I. Core Equity Fund – Series I Shares ( formerly AIM V.I. Core Equity Fund)
•	Janus Aspen Janus Portfolio – Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio)

Effective April 29, 2005, the Sub-Account s investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares ( formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio)

•	Federated Capital Appreciation Fund II – Primary Shares (formerly Federated Clover Value Fund II)

•	Federated Capital Income Fund II

•	Invesco V.I. High Yield Fund – Series I Shares ( formerly AIM V.I. High Yield Fund)
•	Janus AspenWorldwide Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)

•	Wells Fargo Advantage VT Small Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage Small/Mid Cap Value Fund)

Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund.  The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers (including Automatic Custom Transfers) to the Guarantee Period Fund.

If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.  A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

The date of this Prospectus is April 30, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive d your Contract, you could look it over free of obligation for at least 10 days (up to 65 days for replacement policies), during which you could cancel your Contract.

Payout Options

The Schwab Select Annuity ® offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries’ lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" on page 26 and "Market Value Adjustment" on page 27.

For account information, please contact:
Annuity Service Center
P.O. Box 173921
Denver, Colorado 80217-3921
888-560-5938

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.  No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contact is not available in all states.

Table of Contents

Definitions
Fee Table
Example
Condensed Financial Information
Summary
How to contact the Annuity Service Center:
First Great-West Life & Annuity Insurance Company
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution
The Guarantee Period Fund
Investments of the Guarantee Period Fund
Subsequent Guarantee Periods
Breaking a Guarantee Period
Interest Rates
Market Value Adjustment
 Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Withdrawals
Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Beneficiary
Distribution of Death Benefit
Contingent Annuitant
Charges and Deductions
Mortality and Expense Risk Charge
Contract Maintenance Charge
Transfer Fees
Expenses of the Portfolios
Premium Tax
Other Taxes
Payout Options
Periodic Withdrawals
Annuity Payouts
Seek Tax Advice
Federal Tax Matters
Taxation of Annuities
Individual Retirement Annuities
Assignments or Pledges
Distribution of the Contracts
Voting Rights
Rights Reserved by First GWL&A
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Available Information
Table of Contents of the Statement of Additional Information
Appendix A – Condensed Financial Information
Appendix B—Market Value Adjustments
Appendix C—Net Investment Factor

Definitions
1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts.  If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

The Schwab Select Annuity Structure for a Contract issued on or after January 3, 2003 Your total Annuity Account may be made up of the Variable Account.
The Schwab Select Annuity Structure for a Contract issued prior to January 1, 2003

Your total Annuity Account may be made up of the Variable Account and the Fixed Account.

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract.  During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions.  Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies.  The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest—This is the minimum rate of interest allowed by law and is applicable to the fixed options only.  It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made.  This rate will be reflected in written confirmation of the Contribution.

Contribution(s)—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest.  We may discontinue offering a period at any time for new Contributions.  Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment.  Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity.  At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period.  As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Market Value Adjustment (or MVA)—An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued.  The Annuitant will be the Owner unless otherwise indicated in the application.  If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option.  The Payout Commencement Date must be at least one year after the Effective Date of the Contract.  If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin for a Contract issued prior to January 1, 2006 on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006 on the Annuitant's 90th birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin.  Currently, the Premium Tax rate in New York for annuities is 0%.

Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value.  A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal is made.  For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit for Contracts issued on or after April 30, 2004. See “Death Benefit” on page 3 2 .

Request—Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Service Center at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account, the segregated asset account of First GWL&A established under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Account—A division of the Series Account containing the shares of a Portfolio.  There is a Sub-Account for each Portfolio.  Sub-Account may be also referred to as “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be priced on the next business day.  Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer—Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options.  State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Surrender Charge: (as a percentage of amount surrendered)	None

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first 12 Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$25*

*The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date.  If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Series Account Annual Expenses
(as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:	0.85%

Account Fees and Expenses:	None

Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0. 30%	2 . 27%*

* The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement.  The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits.  The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements.  Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time.  Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio's prospectus.

THE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios.  In addition, this example assumes no Transfers were made and no Premium Taxes were deducted.  If these arrangements were considered, the expenses shown would be higher.  This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period , your costs would be:

1 year	3 years	5 years	10 years

$ 324	$ 1,037	$1, 849	$ 4,377

The example does not show the effect of Premium Taxes.  Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization.  See “Charges and Deductions - Premium Tax” on page 3 5 .  The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts.  Your actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.  See “Charges and Deductions” on page 3 4 of this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception.  The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge.  The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Summary
The Schwab Select Annuity ® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund).  The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select.  You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.  A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

T he Schwab Select Annuity ® is no longer available for purchases, although we continue to accept individual Contributions under the Contract.  No additional Contributions may be made to the Guarantee Period Fund.

Tax deferral under IRAs arises under the Code.  Tax deferral under non-qualified Contracts arises under the Contract.

How to contact the Annuity Service Center:

P.O. Box 173921

Denver, CO 80217-3921

1-888-560-5938

Your initial Contribution was required to be at least $5,000 or $1,000 if you are setting up an Automatic Contribution Plan.  Subsequent Contributions must be either $500 or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except during your “free look period.” The duration of your free look period depends on your state law and is generally ten days after you receive your Contract.  During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account..

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value.  There are no surrender or withdrawal charges.  Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from the variable annuity payouts or the periodic withdrawal, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, you can select fixed annuity payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select.  If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 3 2 .

For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date.  There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date.  We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts.  Each Portfolio assesses a charge for management fees and other expenses.

This summary highlights some of the more significant aspects of the Schwab Select Annuity ® .  You'll find more detailed information about these topics throughout the Prospectus and in your Contract.  Please keep them both for future reference.

First Great-West Life & Annuity Insurance Company
First GWL&A (formerly known as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. First GWL&A operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses).  We are licensed to do business in New York. First GWL&A's Home Office is located at 50 Main Street, White Plains, New York 10606.

First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado.  GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company.  GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company.  Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry.  Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company.  Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY.  Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company.  As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of the First GWL&A, including the Series Account, and it became directly liable for the First GWLA’s liabilities and obligations, including those with respect to the Contract supported by the Series Account.

The Series Account
The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust.  Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Variable Annuity-1 Series Account was established in accordance with New York law on January 15, 1997.

We own the assets of the Series Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account.  These assets may not be charged with our liabilities from our other business.  Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Series Account or our other separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts .   Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new, or delete existing, Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.  All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account.  We keep those assets physically segregated and held separate and apart from our general account assets.  We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts.  Each Sub-Account invests in a single Portfolio.  Each Portfolio is a separate mutual fund registered under the 1940 Act.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses").  The Portfolio Prospectuses should be read in connection with this Prospectus.  You may obtain a copy of the Portfolio Prospectuses without charge by Request.   If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separate from the assets of the other Portfolios,

•	has its own distinct investment objective and policy, and

•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly.  The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives.  While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.  The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) —advised by Invesco Advis e rs, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advis e rs, Inc.

Invesco V.I. Mid Cap Core Equity Fund - Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund)  seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies.  In complying with the 80% investment requirement, the Portfolio may also invest in investments with economic characteristics similar to the Portfolio’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary receipts. These derivatives and other investments may have the effect of leveraging the Portfolio’s portfolio.  The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.  The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  As of December 31, 2009, the capitalization of companies in the Russell Midcap Index range from $262 million to $15.5 billion. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. The Portfolio may invest up to 25% of its total assets in foreign securities.  In selecting securities for the Portfolio, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC).  The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive value.

Invesco V.I. Small Cap Equity Fund - Series I Shares (formerly AIM V.I. Small Cap Equity Fund)  seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.  In complying with the 80% investment requirement, the Portfolio may also invest in the following investments with economic characteristics similar to the Portfolio’s direct investments: derivatives, ETFs and American Depositary Receipts.  These derivatives and other investments may have the affect of leveraging the Portfolio’s portfolio.

Invesco V.I. Core Equity Fund - Series I Shares (formerly AIM V.I. Core Equity Fund)   seeks growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities. In complying with the 80% investment requirement, the Portfolio may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Portfolio’s portfolio. The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Portfolio may invest up to 25% of its total assets in foreign securities, which includes debt and equity securities.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. High Yield Fund - Series I Shares (formerly AIM V.I. High Yield Fund)  seeks total return, comprised of current income and capital appreciation.  The Portfolio invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.  The Portfolio considers debt securities to be below investment grade quality if there are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.  These types of securities are commonly known as ‘‘junk bonds.’’  The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.   The Portfolio may invest up to 25% of its total assets in foreign securities.  T he Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.  The Portfolio may invest up to 15% of its total assets in securities of companies located in developing markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Contributions)

Invesco V.I. International Growth Fund - Series I Shares (formerly AIM V.I. International Growth Fund) seeks long-term growth of capital.  The Portfolio invests primarily in a diversified portfolio of international securities whose issuers are considered by the portfolio managers to have strong earnings growth.  The Portfolios invests primarily in equity securities.  The Portfolio focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Portfolio invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin.  As of February 23, 2010, the principal countries in which the Portfolio invests were United Kingdom, Switzerland, United States, Japan, Germany, Canada and Australia.  The Portfolio may also invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Invesco V.I. Technology Fund - Series I Shares (formlery AIM V.I. Technology Fund)   seeks long-term growth of capital.  The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.  The Portfolio invests primarily in equity securities.  In complying with the 80% investment requirement, the Portfolio may also invest in other investments that have economic characteristics similar to the Portfolio’s direct investments: derivatives, ETFs and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Portfoio’s portfolio. The Portfolio considers an issuer to be doing business in technology related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within technology-related industries.  The principal type of equity securities purchased by the Portfolio is equity securities.  Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, medical technology, biotechnology, as well as service-related companies in information technology.  The Portfolio may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Alger Portfolios —advised by Fred Alger Management, Inc. of New York, New York.

Alger Large   Cap Growth Portfolio - Class I-2 Shares (formerly Alger American LargeCap Growth Portfolio - Class O Shares)  seeks long-term capital appreciation. The Fund focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization Equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end.  This index is designed to track performance of large-capitalization growth stocks.   While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio’s investment focus within this range.  Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion.  The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion.  Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

Alger Mid   Cap Growth Portfolio - Class I-2 Shares (formerly   Alger American MidCap Growth Portfolio - Class O Shares)   seeks long-term capital appreciation.  It focuses on midsized companies with promising growth potential.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end.  Both indexes are designed to track performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio - Class A Shares seeks to provide long-term growth of capital.  The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued.  AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value.  AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.  The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio - Class A Shares seeks to provide long-term growth of capital.  The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time.  The Portfolio emphasizes investments in large- and mid-cap companies.  The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Value Portfolio - Class A Shares seeks long-term growth of capital.  The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries.  The Portfolio normally invests in companies in at least three countries other than the United States.  These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide.  The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach.  In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares seeks long-term growth of capital.  The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities.  The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach.  In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

AllianceBernstein VPS International Growth Portfolio - Class A Shares seeks long-term growth of capital.  The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries.  The Portfolio consists of approximately 100-130 stocks.  The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States.  The Portfolio may invest, without limit, in derivatives, such as options, futures, forwards and swaps.  The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises.  Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others.  Currency and equity positions are evaluated separately.  The Advisor may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive.  To hedge a portion of its currency risk the Portfolio may from time to time invest in currency-related derivatives, including the forward currency exchange contracts, futures, option on futures, swaps and options.  The Advisor may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Class I Shares seeks long-term capital growth and current income by investing 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Class I Shares seeks capital growth by investing primarily in equity securities of companies located in at least three developed countries (excluding the United States). American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Class I Shares seeks long-term capital growth. Income is a secondary objective.  The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase.  The portfolio managers us a value investment strategy that looks for companies that are temporarily out of favor in the market.  The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

American Century VP Mid Cap Value - Class II Shares seeks long-term capital growth. Income is a secondary objective.  The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase.  The portfolio managers us a value investment strategy that looks for companies that are temporarily out of favor in the market.  The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the fair value of the company.

Columbia Funds Variable Insurance Trust I—advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Marsico 21st Century Fund - Class B Shares seeks long term growth of capital.  The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Funds Variable Trust   —advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Small Cap Value Fund - Class B Shares seeks long term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®   Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

Delaware VIP Trust—advised by Delaware Management Company, Philadelphia, Pennsylvania, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Smid Cap Growth Series - Standard Class Shares (formerly Delaware VIP Growth Opportunities Series)  seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth oriented companies that are expected to grow faster than the U.S. economy.  The Series generally focuses on small- to mid-sized companies that, at the time of investment, have total market capitalizations within the range of the Russell 2500 Growth Index.

Delaware VIP Small Cap Value Series - Standard Class Shares seeks capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small-capitalization companies.  For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the Portfolio investment manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.  To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies.  The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects.   The S ub- a dviser is Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio - Initial Shares (formerly Dreyfus Variable Investment Fund Developing Leaders Portfolio)  seeks capital growth.  To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of small-cap companies.  The Portfolio currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.  As of December 31, 2009, the market capitalization range of companies in the Russell 2000 Index was between $13 million and $5 billion.  Because the Portfolio may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Portfolio’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time.  Stocks are selected for the Portfolio based primarily on bottom-up fundamental analysis.  The Portfolio’s managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation.  Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger.  Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet.  Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.  A company’s stated and hidden liabilities and assets are included in the Portfolio managers’ economic balance sheet calculation.  Sector overweights and underweights are a function of the relative attractiveness of securities within the Portfolio’s investable universe.  The Portfolio’s managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the Portfolio to reflect new developments.  In general, the Portfolio’s managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint.  The Portfolio’s sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000 Index, the Portfolio’s benchmark, at any given time.  The Russell 2000 Index is an unmanaged index that measures the performance of the small capitalization sector of the U.S. equity market.  The Portfolio may invest in exchange traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets.  The Portfolio typically sells a stock when it approaches intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward is presented in the marketplace.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the Portfolio normally invests primarily in stocks of domestic and foreign issuers.  The Portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the Portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The Portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the Portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the Portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP - Class A Shares seeks to provide long-term growth of capital.  The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The Portfolio generally focuses on established companies that are similar in size to the companies in the “S&P 500 ® Index” (generally 500 of the largest companies in the U.S.) or the Russell 1000 ® Growth Index (generally those stocks among the 1,000 largest U.S. companies that have above-average price-to-earnings ratios).

DWS Growth & Income VIP - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.  The managers may favor securities from different industries and companies at different times.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Health Care VIP - Class A Shares under normal circumstances, the Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management considers to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management.

DWS Strategic Value VIP - Class A Shares (formerly DWS Dreman High Return Equity VIP)  seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that Portfolio management believes are undervalued. Sub-advised by Dreman Value Management LLC.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Dreman Small Mid Cap Value VIP - Class A Shares (formerly DWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. The Portfolio normally invests at least 80% of assets, plus the amount of any borrowings for investment purposes, in common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 ® Value Index and that Portfolio management believes are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Investments VIT Funds—advised by Deutsche Asset Management Inc. of New York, New York.

DWS Small Cap Index VIP - Class A Shares (formerly Scudder VIT Small Cap Index)  seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 ® Index, which emphasizes stock of small U.S. companies.  Under normal circumstances, the Portfolio invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 ® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated Capital Appreciation Fund II - Primary Shares (formerly Federated Clover Value Fund II) seeks capital appreciation by investing primarily in common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.  The Portfolio may also invest in common stocks of foreign issuers (including American Depositary Receipts).  The Portfolio may invest in derivative contracts to implement its investment strategies.  Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Fund for U.S. Government Securities II seeks to provide current income.  The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts.  Advised by Federated Investment Management Company.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing in both equity and fixed income securities that have high relative income potential.  The Portfolio’s investment adviser’s (Adviser) process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends.  The Adviser selects fixed-income investments that offer high current yields.  Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund - Class 2 Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.   Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund – Class 2 Shares seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.  The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital.  The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Janus Portfolio - Institutional Shares (formerly Janus Aspen Series Large Cap Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing, primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Overseas Portfolio - Institutional Shares (formerly Janus Aspen International Growth Portfolio) seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S.  Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio - Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital.  The Portfolio invests primarily in common stocks of companies of any size located throughout the world.  The Portfolio normally invests in issuers from several different countries, including the U.S.  The Portfolio may, under unusual circumstances, invest in a single country.  The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio - Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.  The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Flexible Bond Portfolio - Service Shares seeks to obtain maximum total return consistent with preservation of capital.  The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Overseas Portfolio – Service Shares (formerly Janus Aspen International Growth Portfolio) seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S.  Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Portfolio - Service Shares seeks long term capital appreciation.  The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the i nvestment m anager believes are undervalued based on their earnings, cash flow or asset values.  Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

MFS ® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS ® Utilities Series - Service Class Shares  seeks total return.  The Portfolio’s objective may be changed without shareholder approval.  MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry.  MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).  MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments.  MFS may invest the Portfolio’s assets in companies of any size.  MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities.  MFS may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.  MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions.  Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.  Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations.  Quantitative models that systematically evaluate the structure of a debt instrument and its features may also be considered.

MFS ® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS ® International Value Portfolio - Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest in a relatively large percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region.  MFS focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size.  MFS may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.  MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate these and other factors may also be considered.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia , Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund - Class II Shares (formerly GVIT Mid Cap Index Fund ) seeks capital appreciation.  Under normal conditions, the Portfolio invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily futures contracts.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital. To pursue this goal, the Portfolio invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap ® Index. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.  Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies.  The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan.  The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.  The Portfolio is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States).  Typically, the Portfolio invests in a number of different countries.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which, as of March 31, 2009 was 4.17 years. The Portfolio may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), which as of March 31, 2009 was 3.73 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Portfolio will normally limit its foreign currency exposure (from non-U.S. denominated securities or currencies) to 20% of its total assets.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio - Class I Shares seeks reasonable income and capital growth.  The Portfolio invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

Pioneer Growth Opportunities VCT Portfolio - Class I Shares seeks growth of capital. The Portfolio invests primarily in equity securities of companies that Pioneer, the Portfolio’s investment adviser, considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio - Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.  Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies.  Mid-sized companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index.  The Russell madcap Value Index measures the performance of U.S. madcap value stocks.  The size of the companies in the index changes with market conditions and the composition of the index.  The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trust (REITs), warrants and rights.

Prudential Series Fund, Inc.—managed by the Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, New York and Salomon Brothers Asset Management of New York, New York.

Prudential Series Fund Equity Portfolio - Class II Shares seeks long term growth of capital by investing in common stock of major established companies as well as smaller companies. The Portfolio considers major established companies to be those companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured as of the time of purchase). As of January 31, 2009, the Russell 1000® Index had an average market capitalization of $72.9 billion and the largest market capitalization was $421.8 billion.

Putnam Variable Trust —advised by Putnam Investments, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund-Class IB Shares seeks high current income with preservation of capital as its secondary objective.  The Portfolio invests mainly in bonds that: (1) are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities; (2) are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds; and have intermediate- to long-term maturities (three years or longer).  Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s net assets in U.S. government securities.

Putnam VT Equity Income Fund-Class IB Shares seeks capital growth and current income.  The Portfolio invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and also capital growth.  Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s assets in equity investments.

Royce Capital Fund—managed by Royce & Associates, LLC of New York, New York.

Royce Capital Fund Small-Cap Portfolio - Service Class Shares seeks long-term growth of capital. The Portfolio’s investment adviser invests the Portfolio’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion.  The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.  Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Stock Price Index (the S&P 500®).

Seligman Portfolios, Inc.—advised by RiverSource Investments, LLC, New York, New York.

Seligman Communications and Information Fund–Class 2 Shares seeks capital gain.  The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries.  The Portfolio may invest in companies of any size.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Portfolio normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2008 was $1.38 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.  The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.  The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds:  (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including the mortgage-backed securities and dollar roll transactions described for the Balanced Portfolio; (3) Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities.  The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed   income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio - Variable Series Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities)  at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, and debt instruments (including high-yield and “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where the adviser determines that these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restricting.  The adviser searches for companies that meet these criteria all over the world and makes investment decisions based primarily on the attributes of each individual company and security rather than any estimates of macro-economic or sector performance.  Accordingly, the Portfolio may invest in foreign securities, some of which may be denominated in or tied to currencies of the countries in which they are primarily traded.  The Portfolio may invest in companies of any market capitalization, including companies that are considered ranging from small-cap to large-cap by relevant rating and tracking agencies such as S&P.  When the Portfolio acquires debt securities, it primarily does so where the adviser believes that those securities will be worth significantly more when they are eventually sold, redeemed, mature or are converted into another form through a company restructuring.  These securities may be defaulted or may be paying a current yield, but the Portfolio does not generally seek interest income as a primary strategy.  The adviser, on behalf of the Portfolio, may also participate on committees formed by the creditors to negotiate with debtors with respect to restructuring issues.  The Portfolio is non-diversified.  This means that the Portfolio may have investments in fewer issuers than a diversified portfolio of comparable size.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund  - Class I Shares seeks to increase the value of Portfolio shares as a primary goal and to earn income as a secondary goal.  Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $1.4 billion and $19.1 billion at the time of its most recent reconstitution on May 20, 2008) at the time of purchase. The Portfolio may also invest in companies in the technology sector .

The Universal Institutional Funds, Inc.—advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York.

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Bond Fund - Initial Class Shares (formerly Van Eck Insurance Trust Worldwide Bond Fund) seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock Portfolio - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income Portfolio - Class I Shares seeks long-term growth of capital and income.  The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Variable Trust Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company of San Francisco, California, and sub-advised by Wells Capital Management Incorporated, of San Francisco, California.

Wells Fargo Advantage VT Small Cap Value Fund - Class VT Shares (formerly Wells Fargo Advantage Small/Mid Cap Value Fund) seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s net assets in equity securities of small-capitalization companies and up to 30% of the Portfolio’s total assets in equity securities of foreign issuers, including ADRs and similar investments.  The Portfolio invests principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500 TM Index. The market capitalization range of the Russell 2500 TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. The Portfolio may also invest in equity securities of foreign issuers through ADRs and similar investments.  Furthermore, the Portfolio may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage Opportunity Fund - Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell MidCap® Index.  We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions.  There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Annuity Service Center.  You may also visit www.Schwab.com/annuities.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers.  We retain the right to make changes in the Series Account and in its investments.

First GWL&A and GWFS Equities, Inc. ("GWFS"), the principal underwriter and distributor of the Contracts, reserve the right to discontinue the offering of any Portfolio.  If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares.  Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion.  Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts.  If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund
As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account.  As a result, you do not participate in the performance of the assets through unit values.  Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A.  You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you chose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract.  If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 26). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula.  You can read more about Market Value Adjustments on page 27.

Investments of the Guarantee Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,

•
Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,

•
Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or

•
Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes.  We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline.  Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against  anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund.  However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws.  The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods
Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Guarantee Period Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Breaking a Guarantee Period
In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period.  When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period.  The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the State of New York.  As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund.  In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment
Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund,

•	Transfer money from the Guarantee Period Fund,

•	partially withdraw money from the Guarantee Period Fund,

•	apply amounts from the Fund to purchase an annuity to receive payouts from your account, or

•	take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	Transfer to a Sub-Account offered under this Contract,

•	surrenders, partial withdrawals, annuitization or periodic withdrawals, or

•	a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions.  The formula for calculating Market Value Adjustments is detailed in Appendix B.  Appendix B also includes examples of how Market Value Adjustments work.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.  Additional Contributions will be priced and credited on the date received by the Annuity Service Center at First GWL&A if received before 4:00 p.m. ET on any day the NYSE is open for business.  Additional Contributions received after 4:00 p.m. ET will be priced and credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account.  You can designate the date you'd like your subsequent Contributions deducted from your account each month.  If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

First GWL&A reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract.  Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account.

Initially, the value of each Accumulation Unit was set at $10.00.  Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,

•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•	minus the daily mortality and expense risk charge,

•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,

•	minus any applicable Transfer fees, and

•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the NYSE is open for regular business (a valuation date).  A valuation period is the period between successive valuation dates.  It begins at the close of the NYSE (generally 4:00 p.m. ET) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account.  The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit.  The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period.  It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period.  The formula used to calculate the net investment factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing, or through the Internet at www.schwab.com/annuity where you will be redirected to a First Great-West website where you may make the Transfer.  Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,

•	the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and

•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund.  We reserve the right to limit the number of Transfers you make.  See “Market Timing and Excessive Trading” below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made.  The charge will be deducted from the amount Transferred.  All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers.  However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer.  See "Rebalancer" on page 31 for more details.

A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Service Center at First GWL&A if received before 4:00 p.m. ET on any day we and the NYSE are open for business.  Transfer Requests received after 4:00 p.m. ET will be effective on the next business day we and the NYSE are open for business.  Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,

•	providing written confirmation of the transaction, and/or

•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred.  The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed.  Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 27.  If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios.  Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price.  In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies.  For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, First GWL&A will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading.  Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s).  Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s).  When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity.  Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established.  To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures.  We do not enter into agreements with Owners whereby we permit prohibited trading.  Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us.  We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading.  The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading.  For example, a Portfolio may impose a redemption fee.  The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract).  If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio.  Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio.  Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio.  You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading.  In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers.  You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts.  Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts.  The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures.  As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive.  We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios.  If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios.  In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers.  For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account.  (Transfers into closed Sub-Accounts are not permitted.)  These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy.  Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high.  Over time, your average cost per unit may be less than if you invested all your money at one time.  However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.  There is no charge for participating in dollar cost averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis.  Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request.  For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter.  Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made.  However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account.  Dollar cost averaging will terminate automatically when you start taking payouts from the annuity.  Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100, and

•
You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money.  The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time.

First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

There is no charge for participating in rebalancer.

How rebalancer works:

Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis.  If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.  One-time rebalancer Transfers count toward the 12 free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request.  For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter.  Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected.  The rebalancer option will terminate automatically when you start taking payouts from the Contract.

You may not participate in dollar cost averaging and rebalancer at the same time.

Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Service Center at First GWL&A.  Withdrawals are not permitted by telephone, fax or Internet.

Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply.  The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax.  No withdrawals may be made after the Annuity Commencement Date.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.  A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 27.

Partial withdrawals are unlimited.  However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made.  After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required.  The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date,

•	If a partial withdrawal is made within 30 days of the Annuity Commencement Date, First GWL&A may delay the Annuity Commencement Date by 30 days, and

•	A partial withdrawal or surrender will be effective upon the Transaction Date.

A partial withdrawal or surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.  Withdrawal Requests must be in writing with your original signature.  If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant").  A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above.  Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS.  If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract.  If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 39 .

Telephone and Internet Transactions
You may also make Transfer Requests by telephone, fax and/or Internet.  Transfer Requests received before 4:00 p.m. ET on any day we and the NYSE are open will be priced and credited on that day at that day's unit value.  Those received after 4:00 p.m. ET will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,

•	providing written confirmation of the transaction, and/or

•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.  Withdrawals are not permitted by telephone, fax or Internet.

Death Benefit
Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued on or after April 30, 2004 will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or

•	the sum of Contributions, less Proportional Withdrawals, less any Premium Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or

•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued on or after April 30, 2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value.  Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made.  For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000).  Here the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order.  When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin.  However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

•	payout in a single sum, or

•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

•	payout in a single sum that may be subject to a Market Value Adjustment, or

•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.  In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries.  If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise.  You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Service Center at First GWL&A, unless a certain date is specified by the Owner.  If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request.  A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary.  The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request.  The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant.  If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in a single sum or under any of the variable options available under the Contract, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, under any of the fixed annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and

•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death.  The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

Contingent Annuitant
While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date you may, by Request, designate or change a Contingent Annuitant from time to time.  A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Service Center at First GWL&A, unless a certain date is specified by the Owner(s).  Please note, you are not required to designate a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death.  All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions
No amounts will be deducted from your Contributions, except for any applicable Premium Tax.  As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:

•	Premium Tax, if applicable,
•	Certain Transfers,
•	a Contract Maintenance Charge, and
•	charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract.  This is a daily charge equal to an effective annual rate of 0.85%.  We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us.  The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract.  This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us.  Currently, we expect a profit from this charge.  Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge
We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date.  This charge partially covers our costs for administering the Contracts and the Series Account.  Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account.  If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value.  If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods.  There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date.  If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000.  We do not expect a profit from amounts received from the contract maintenance charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year.  We do not expect a profit from the Transfer fee.

Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.  Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes in connection with Contributions or values under the Contracts.  As of April 30 , 20 10 , the State of New York does not charge Premium Taxes and no deductions will be made.  Should applicable New York law subsequently be changed, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax.  However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts through periodic withdrawals, variable annuity payouts or in a single sum payment, and for a Contract issued prior to January 1, 2006, with Fixed Account Value, you can choose to receive payouts under fixed annuity options available under the Contract.  The Payout Commencement Date must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract.  If you do not select a Payout Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

Periodic Withdrawals
You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option.  The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,

•	A minimum withdrawal amount of at least $100,

•	The calendar day of the month on which withdrawals will be made, and

•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets.  Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted.  Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made,

•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date,

•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began,

•	Charges and fees under the Contract continue to apply,

•	Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero,

•	The Annuity Account Value is zero,

•	You Request that withdrawals stop,

•	You purchase an annuity option, or

•	The Owner or the Annuitant dies.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

If periodic withdrawals stop, you may resume making Contributions.  However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.  IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant.  There may be income tax consequences to any periodic withdrawal made for this purpose.  Please see "Withdrawals" and “Federal Tax Matters” on pages 39 .

Annuity Payouts
You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date.  The date you choose must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract.  If you do not select an Annuity Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday.  You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer.  The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant.  The annuity terminates with the last payout due prior to the death of the Annuitant.  Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts.  It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date.  The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable.  If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50.  We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date.  It will be determined by applying the appropriate rate to the amount applied under the payout option.  The rate set by Contract and applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout.  We reserve the right to ask for satisfactory proof of the Annuitant's age.  We may delay annuity payouts until satisfactory proof is received.  Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender.  If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts.  If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due.  The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts.  Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR.  Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR.  The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due.  The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected.  We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option.  However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made.  The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer.  Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

For a Contract with Fixed Account Value you can choose to receive fixed annuity payouts from your Contract.  You may select from the following payout options:

•	Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,

•	Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,

•
Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,

•
Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant.  The annuity ends with the last payout due prior to the death of the Annuitant.  Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts.  It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or

•	Any other form of a fixed annuity acceptable to us.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option,

•	no additional Contributions will be accepted under the Contract, and

•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income.  If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply.  Please see "Federal Tax Matters" on page 39 for details.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex “minimum distribution” requirements.  Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time.  The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice.  The federal income tax consequences discussed here reflect our understanding of current law and the law may change.  Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

A tax advisor should be consulted for further information.

Federal Tax Matters
The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice.  This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.  This discussion is not intended to address the tax consequences resulting from all situations.  If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS.  No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Only prior to January 1, 2006, could the Contract be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA").  On or after January 1, 2006, only Non-Qualified Contracts could be purchased.   The Contract has not been offered for sale since April 30, 2007.

The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract.  The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option).  However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion.  An Annuity IRA may not be assigned as collateral.  The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes.  Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person.  The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent,

•	The Contract is an Annuity IRA,

•	The Contract is a qualified funding asset for a structured settlement,

•	The Contract is purchased on behalf of an employee upon termination of a qualified plan, or

•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time.  The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income.  If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment.  As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract."  The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable.  The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value.  Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed.  The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract.  For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).

For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected).  Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.  If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income.  In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½,

•	Made as a result of death or disability of the Owner, or

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract.  Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA.  For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant.  Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

•
If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death.  If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and

•
If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner.  In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations.  The diversification requirements do not apply to Annuity IRAs.  If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified."  Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner).  In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.  Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91.  However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status.  Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another.  Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Individual Retirement Annuities
Only Contracts purchased prior to January 1, 2006, may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity.  Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code.  If you purchased this Contract for use with an IRA, you have been provided with supplemental information.

If a Contract was purchased to fund an IRA, the Annuitant must have also be en the Owner.  In addition, if a Contract was purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½. You should consult your tax advisor concerning these matters.

The Worker, Retiree, and Employer Recovery Act (the “Act”) allows owners of Individual Retirement Accounts and beneficiaries to postpone receiving required minimum distributions (“RMDs”) for 2009.  The 2009 waiver also applies to individuals who may be eligible to postpone taking their 2009 RMD until April 1, 2010 (e.g., IRA owners who turned 70 ½ in 2009)  However, the Act does not waive any 2008 RMD for individuals who were eligible and chose to delay taking their 2008 RMD until April 1, 2009.  Any withdrawal in 2009 (that is not an RMD for 2008) may be eligible to be rolled over into another eligible retirement plan.  Currently, this waiver is for the 2009 calendar year only after which the RMD requirements described above will again be applicable and must be followed beginning in 2010.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions.  The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Prior to January 1, 2006 at the time of your initial Contribution, you could specify whether you were purchasing a Non-Qualified Contract or an IRA Annuity.

Prior to January 1, 2006, we required you to purchase separate Contracts if you wanted to invest money qualifying for different annuity tax treatment under the Code.  For each separate Contract you needed to make the required minimum initial Contribution.  Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract.  We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary.  Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center at First GWL&A.  All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed.  We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities."  Please consult a competent tax advisor for further information.

Distribution of the Contracts
The Contracts are no longer available for sale.   We previously offer ed the Contract on a continuous basis and pursuant to a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS.  Contracts were sold in New York by licensed insurance agents who are registered representatives of Schwab (“Schwab representatives”).Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority(“FINRA”).  Schwab’s principal offices are located at 211 Main Street, San Francisco, California 9410 5 .

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West.  GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

First Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for ongoing support based on an annual rate of average monthly Series Account and Fixed Account assets.  Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios.  See “Expenses of the Portfolios” on page 3 5 of this Prospectus.

The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations.  In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account.  However, under current law, you are entitled to give us instructions on how to vote the shares.  We will vote the shares according to those instructions at regular and special shareholder meetings.  If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest.  The number of votes available to you will be calculated separately for each of your Sub-Accounts.  That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.  You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated.  If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account.  If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in First GWL&A.

Rights Reserved by First GWL&A
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts.  Any changes will be made only to the extent and in the manner permitted by applicable laws.  Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,

•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account,

•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,

•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,

•	To change the time or time of day at which a valuation date is deemed to have ended, and/or

•
To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings.  Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings.  The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm
The financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company and the financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements of First Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Service Center
P.O. Box 173921
Denver, Colorado 80217-3921
1-888-560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549.  You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

Table of Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:
•	general information,
•	information about First GWL&A and the Variable Annuity-1 Series Account,
•	the calculation of annuity payouts,
•	postponement of payouts,
•	services,
•	withholding, and
•	financial statements for the Series Account and First Great-West Life & Annuity Insurance Company

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Mid Cap Core Equity	AIM V.I. Small Cap Equity	AIM V.I. Technology	Alger LargeCap Growth
Date Sub-Account Commenced Operations	5/15/1997	5/15/1997	5/1/2006	5/1/2009	5/1/2009	3/1/2000	5/15/1997
2009
Beginning Unit Value	12.62	9.86	7.46	10.00	10.00	1.54	11.21
Ending Unit Value	16.06	14.94	10.01	12.49	12.20	2.41	16.40
Number of Units Outstanding	24,711	5,690	20,985	374	-	103,130	74,074
Net Assets (000's)	397	85	210	5	-	248	1,215
2008
Beginning Unit Value	18.22	13.39	12.62			2.81	20.99
Ending Unit Value	12.62	9.86	7.46			1.54	11.21
Number of Units Outstanding	31,777	7,840	11,487			114,256	92,005
Net Assets (000's)	417	105	86			176	1,038
2007
Beginning Unit Value	17.00	13.33	11.10			2.63	17.65
Ending Unit Value	18.22	13.39	12.62			2.81	20.99
Number of Units Outstanding	42,328	8,630	19,582			119,434	144,462
Net Assets (000's)	791	149	247			335	3,042
2006
Beginning Unit Value	14.73	12.14	10.00			2.40	16.93
Ending Unit Value	17.00	13.33	11.10			2.63	17.65
Number of Units Outstanding	50,383	13,550	53,747			141,718	90,392
Net Assets (000's)	872	204	596			372	1,596
2005
Beginning Unit Value	14.38	11.92				2.37	15.24
Ending Unit Value	14.73	12.14				2.40	16.93
Number of Units Outstanding	63,134	17,700				176,373	88,597
Net Assets (000's)	930	215				423	1,500
2004
Beginning Unit Value	13.91	10.84				2.28	14.57
Ending Unit Value	14.38	11.92				2.37	15.24
Number of Units Outstanding	99,374	25,846				181,149	116,167
Net Assets (000's)	1,437	336				429	1,771
2003
Beginning Unit Value	11.44	8.75				1.58	10.87
Ending Unit Value	13.91	10.84				2.28	14.57
Number of Units Outstanding	123,666	72,248				233,492	137,615
Net Assets (000's)	1,727	794				533	2,005
2002
Beginning Unit Value	14.27	8.94				3.01	16.36
Ending Unit Value	11.44	8.75				1.58	10.87
Number of Units Outstanding	134,274	56,845				237,751	161,233
Net Assets (000's)	1,555	526				377	1,753
2001
Beginning Unit Value	15.81	10.60				5.60	18.72
Ending Unit Value	14.27	8.94				3.01	16.36
Number of Units Outstanding	155,519	65,390				279,639	193,900
Net Assets (000's)	2,239	611				840	3,173
2000
Beginning Unit Value	15.20	12.10				10.00	22.15
Ending Unit Value	15.81	10.60				5.60	18.72
Number of Units Outstanding	139,214	91,172				234,077	230,386
Net Assets (000's)	2,218	990				1,310	4,312

	Alger MidCap Growth	Alliance- Bernstein VPS Growth & Income	Alliance- Bernstein VPS Growth	Alliance- Bernstein VPS International Growth	Alliance- Bernstein VPS International Value	Alliance-Bernstein VPS Small/MidCap Value	American Century VP Balanced
Date Sub-Account Commenced Operations	6/13/2003	5/1/2006	5/1/2006	5/2/2005	5/1/2006	5/1/2006	6/13/2003
2009
Beginning Unit Value	8.42	6.84	6.34	9.12	5.49	6.74	10.72
Ending Unit Value	12.66	8.19	8.37	12.62	7.34	9.55	12.28
Number of Units Outstanding	23,364	11,128	8,889	77,349	52,481	16,530	28,264
Net Assets (000's)	296	91	74	976	385	158	347
2008
Beginning Unit Value	20.39	11.61	11.11	17.98	11.84	10.56	13.57
Ending Unit Value	8.42	6.84	6.34	9.12	5.49	6.74	10.72
Number of Units Outstanding	38,654	12,784	9,355	105,867	98,568	14,093	43,770
Net Assets (000's)	325	87	59	966	542	95	469
2007
Beginning Unit Value	15.63	11.14	9.91	15.35	11.28	10.47	13.05
Ending Unit Value	20.39	11.61	11.11	17.98	11.84	10.56	13.57
Number of Units Outstanding	66,014	15,981	23,022	97,034	94,425	13,007	45,869
Net Assets (000's)	1,346	186	256	1,745	1,118	137	623
2006
Beginning Unit Value	14.31	10.00	10.00	12.19	10.00	10.00	12.00
Ending Unit Value	15.63	11.14	9.91	15.35	11.28	10.47	13.05
Number of Units Outstanding	17,307	2,582	3,132	84,808	60,838	9,980	40,864
Net Assets (000's)	271	29	31	1,302	686	104	533
2005
Beginning Unit Value	13.14			10.00			11.54
Ending Unit Value	14.31			12.19			12.00
Number of Units Outstanding	16,169			47,455			27,857
Net Assets (000's)	231			578			334
2004
Beginning Unit Value	11.73						10.60
Ending Unit Value	13.14						11.54
Number of Units Outstanding	17,579						26,354
Net Assets (000's)	231						304
2003
Beginning Unit Value	10.00						10.00
Ending Unit Value	11.73						10.60
Number of Units Outstanding	6,127						17,735
Net Assets (000's)	72						188
2002
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2001
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2000
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

	American Century VP International	American Century VP Mid Cap Value	American Century VP Value	Columbia VIT Marsico 21st Century	Columbia VIT Small Cap Value	Delaware VIP Growth Opportunities Series	Delaware VIP Small Cap Value Series
Date Sub-Account Commenced Operations	5/15/1997	5/1/2009	6/13/2003	5/1/2009	5/1/2009	5/1/2006	6/13/2003
2009
Beginning Unit Value	11.42	10.00	10.72	10.00	10.00	6.46	11.53
Ending Unit Value	15.15	13.07	12.74	13.35	12.60	9.31	15.06
Number of Units Outstanding	19,393	130	70,613	127	2,045	1,034	16,870
Net Assets (000's)	294	2	900	2	26	10	254
2008
Beginning Unit Value	20.88		14.77			10.95	16.58
Ending Unit Value	11.42		10.72			6.46	11.53
Number of Units Outstanding	27,631		87,394			-	26,842
Net Assets (000's)	316		937			-	309
2007
Beginning Unit Value	17.84		15.70			9.78	17.91
Ending Unit Value	20.88		14.77			10.95	16.58
Number of Units Outstanding	37,924		90,561			-	33,036
Net Assets (000's)	792		1,338			-	548
2006
Beginning Unit Value	14.39		13.35			10.00	15.54
Ending Unit Value	17.84		15.70			9.78	17.91
Number of Units Outstanding	42,491		70,276			-	64,771
Net Assets (000's)	758		1,104			-	1,160
2005
Beginning Unit Value	12.81		12.82				14.33
Ending Unit Value	14.39		13.35				15.54
Number of Units Outstanding	56,667		41,581				32,087
Net Assets (000's)	815		555				499
2004
Beginning Unit Value	11.25		11.30				11.89
Ending Unit Value	12.81		12.82				14.33
Number of Units Outstanding	70,751		23,805				18,266
Net Assets (000's)	907		305				262
2003
Beginning Unit Value	9.11		10.00				10.00
Ending Unit Value	11.25		11.30				11.89
Number of Units Outstanding	67,081		12,443				18,088
Net Assets (000's)	754		141				215
2002
Beginning Unit Value	11.54
Ending Unit Value	9.11
Number of Units Outstanding	33,955
Net Assets (000's)	309
2001
Beginning Unit Value	16.44
Ending Unit Value	11.54
Number of Units Outstanding	27,230
Net Assets (000's)	314
2000
Beginning Unit Value	19.93
Ending Unit Value	16.44
Number of Units Outstanding	51,924
Net Assets (000's)	853

	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Growth & Income	DWS Blue Chip VIP	DWS Capital Growth VIP	DWS Dreman Small Mid Cap Value VIP	DWS Growth & Income VIP
Date Sub-Account Commenced Operations	6/13/2003	5/3/1999	5/3/1999	5/1/2006	5/3/1999	5/1/2006	5/3/1999
2009
Beginning Unit Value	8.91	8.32	6.98	6.74	7.37	7.15	6.09
Ending Unit Value	11.98	10.11	8.92	8.96	9.27	9.19	8.10
Number of Units Outstanding	3,531	57,155	6,051	8,605	37,825	22,287	16,022
Net Assets (000's)	42	578	54	77	351	205	130
2008
Beginning Unit Value	15.09	11.90	11.82	11.06	11.09	10.83	9.96
Ending Unit Value	8.91	8.32	6.98	6.74	7.37	7.15	6.09
Number of Units Outstanding	3,766	63,545	9,900	3,640	37,324	29,597	16,112
Net Assets (000's)	34	528	69	25	275	212	105
2007
Beginning Unit Value	14.99	11.21	10.99	10.78	9.93	10.59	9.91
Ending Unit Value	15.09	11.90	11.82	11.06	11.09	10.83	9.96
Number of Units Outstanding	5,023	49,357	14,974	32,617	31,358	31,088	16,090
Net Assets (000's)	76	588	177	361	348	337	169
2006
Beginning Unit Value	14.03	9.70	9.68	10.00	9.23	10.00	8.80
Ending Unit Value	14.99	11.21	10.99	10.78	9.93	10.59	9.91
Number of Units Outstanding	5,212	102,471	18,464	46,935	15,890	22,567	30,518
Net Assets (000's)	78	1,148	203	506	158	239	302
2005
Beginning Unit Value	12.96	9.38	9.44		8.55		8.36
Ending Unit Value	14.03	9.70	9.68		9.23		8.80
Number of Units Outstanding	16,766	96,325	29,427		19,327		36,036
Net Assets (000's)	235	935	285		178		317
2004
Beginning Unit Value	11.42	9.00	8.86		7.98		7.66
Ending Unit Value	12.96	9.38	9.44		8.55		8.36
Number of Units Outstanding	21,020	120,747	20,587		22,477		37,708
Net Assets (000's)	272	1,132	194		192		315
2003
Beginning Unit Value	10.00	7.49	7.06		6.34		6.09
Ending Unit Value	11.42	9.00	8.86		7.98		7.66
Number of Units Outstanding	17,043	97,696	15,047		15,696		33,949
Net Assets (000's)	195	879	133		125		260
2002
Beginning Unit Value		9.07	9.54		9.03		7.99
Ending Unit Value		7.49	7.06		6.34		6.09
Number of Units Outstanding		98,923	52,809		13,975		10,849
Net Assets (000's)		741	373		89		66
2001
Beginning Unit Value		10.09	10.22		11.30		9.09
Ending Unit Value		9.07	9.54		9.03		7.99
Number of Units Outstanding		56,202	67,001		17,131		16,180
Net Assets (000's)		510	639		155		129
2000
Beginning Unit Value		10.24	10.71		12.64		9.36
Ending Unit Value		10.09	10.22		11.30		9.09
Number of Units Outstanding		47,486	50,895		14,267		10,277
Net Assets (000's)		479	520		161		93

	DWS Health Care VIP	DWS Large Cap Value VIP	DWS Small Cap Index VIP	DWS Strategic Value VIP	Federated Capital Income II	Federated Clover Value II	Federated Fund For U.S. Government Securities II
Date Sub-Account Commenced Operations	5/1/2006	5/1/2006	5/3/1999	5/2/2005	5/15/1997	5/15/1997	5/15/1997
2009
Beginning Unit Value	9.14	8.48	11.48	6.62	10.26	10.72	16.77
Ending Unit Value	11.08	10.54	14.40	8.22	13.05	12.20	17.50
Number of Units Outstanding	4,910	17,322	16,978	5,070	6,783	24,596	94,584
Net Assets (000's)	54	183	245	42	88	300	1,655
2008
Beginning Unit Value	12.01	13.44	17.57	12.36	12.99	16.34	16.22
Ending Unit Value	9.14	8.48	11.48	6.62	10.26	10.72	16.77
Number of Units Outstanding	4,923	18,271	23,686	20,694	7,650	26,610	122,075
Net Assets (000's)	45	155	272	137	78	321	2,048
2007
Beginning Unit Value	10.70	11.98	18.06	12.70	12.59	18.24	15.39
Ending Unit Value	12.01	13.44	17.57	12.36	12.99	16.34	16.22
Number of Units Outstanding	3,534	10,064	25,786	23,203	7,654	28,614	126,358
Net Assets (000's)	42	135	453	287	99	512	2,050
2006
Beginning Unit Value	10.00	10.00	15.51	10.79	10.98	16.14	14.91
Ending Unit Value	10.70	11.98	18.06	12.70	12.59	18.24	15.39
Number of Units Outstanding	1,221	2,441	31,092	27,787	10,822	90,855	116,962
Net Assets (000's)	13	29	562	353	136	1,696	1,800
2005
Beginning Unit Value			15.00	10.00	10.42	15.12	14.74
Ending Unit Value			15.51	10.79	10.98	16.14	14.91
Number of Units Outstanding			48,062	25,509	10,861	120,775	129,731
Net Assets (000's)			745	275	119	1,943	1,934
2004
Beginning Unit Value			12.85		9.56	13.89	14.34
Ending Unit Value			15.00		10.42	15.12	14.74
Number of Units Outstanding			61,669		3,785	143,893	165,436
Net Assets (000's)			925		39	2,216	2,438
2003
Beginning Unit Value			8.85		7.99	10.97	14.13
Ending Unit Value			12.85		9.56	13.89	14.34
Number of Units Outstanding			89,623		4,459	143,251	169,417
Net Assets (000's)			1,151		43	2,005	2,430
2002
Beginning Unit Value			11.24		10.60	13.87	13.07
Ending Unit Value			8.85		7.99	10.97	14.13
Number of Units Outstanding			75,203		2,890	161,441	173,136
Net Assets (000's)			665		23	1,810	2,447
2001
Beginning Unit Value			11.10		12.39	14.61	12.32
Ending Unit Value			11.24		10.60	13.87	13.07
Number of Units Outstanding			52,551		4,108	112,380	151,290
Net Assets (000's)			591		44	1,602	1,977
2000
Beginning Unit Value			11.65		13.72	14.39	11.19
Ending Unit Value			11.10		12.39	14.61	12.32
Number of Units Outstanding			4,257		5,362	90,160	92,647
Net Assets (000's)			47		66	1,352	1,141

	Franklin Small Cap Value Securities	Janus Aspen Balanced Institutional Shares	Janus Aspen Balanced Service Shares	Janus Aspen Flexible Bond Institutional Shares	Janus Aspen Flexible Bond Service Shares	Janus Aspen Growth & Income Institutional Shares	Janus Aspen Growth & Income Service Shares
Date Sub-Account Commenced Operations	5/1/2006	6/13/2003	5/1/2007	5/3/1999	5/1/2007	6/13/2003	5/1/2007
2009
Beginning Unit Value	6.55	12.05	8.67	15.56	10.92	9.14	5.95
Ending Unit Value	8.39	15.04	10.80	17.47	12.23	12.62	8.18
Number of Units Outstanding	26,996	56,874	66,847	35,226	150,533	26,023	51,112
Net Assets (000's)	226	856	722	615	1,841	328	418
2008
Beginning Unit Value	9.86	14.44	10.42	14.81	10.42	15.66	10.21
Ending Unit Value	6.55	12.05	8.67	15.56	10.92	9.14	5.95
Number of Units Outstanding	17,618	60,157	41,841	63,779	59,841	38,371	54,825
Net Assets (000's)	115	725	363	993	653	351	326
2007
Beginning Unit Value	10.19	13.18	10.00	13.95	10.00	14.53	10.00
Ending Unit Value	9.86	14.44	10.42	14.81	10.42	15.66	10.21
Number of Units Outstanding	17,044	81,724	14,639	77,411	29,005	48,632	47,753
Net Assets (000's)	168	1,180	153	1,146	302	762	488
2006
Beginning Unit Value		12.00		13.50		13.56
Ending Unit Value		13.18		13.95		14.53
Number of Units Outstanding		77,814		116,086		67,906
Net Assets (000's)		1,025		1,619		986
2005
Beginning Unit Value		11.21		13.35		12.17
Ending Unit Value		12.00		13.50		13.56
Number of Units Outstanding		40,415		115,659		61,712
Net Assets (000's)		485		1,561		837
2004
Beginning Unit Value		10.42		12.95		10.97
Ending Unit Value		11.21		13.35		12.17
Number of Units Outstanding		42,706		138,761		38,013
Net Assets (000's)		479		1,852		463
2003
Beginning Unit Value		10.00		12.27		10.00
Ending Unit Value		10.42		12.95		10.97
Number of Units Outstanding		12,191		153,252		7,549
Net Assets (000's)		127		1,984		83
2002
Beginning Unit Value				11.20
Ending Unit Value				12.27
Number of Units Outstanding				181,698
Net Assets (000's)				2,230
2001
Beginning Unit Value				10.49
Ending Unit Value				11.20
Number of Units Outstanding				109,721
Net Assets (000's)				1,229
2000
Beginning Unit Value				9.96
Ending Unit Value				10.49
Number of Units Outstanding				36,445
Net Assets (000's)				382

	Janus Aspen Janus	Janus Aspen Overseas Institutional Shares	Janus Aspen Overseas Service Shares	Janus Aspen Worldwide	Lazard Retirement Emerging Markets Equity Series	LVIP Baron Growth Opportunities	MFS International Value
Date Sub-Account Commenced Operations	5/15/1997	5/3/1999	5/1/2007	5/15/1997	5/1/2009	5/3/1999	5/1/2009
2009
Beginning Unit Value	10.47	14.54	5.64	9.96	10.00	12.20	10.00
Ending Unit Value	14.15	25.88	10.01	13.60	14.64	16.74	13.11
Number of Units Outstanding	30,764	18,030	106,256	39,553	43,361	61,236	11,029
Net Assets (000's)	435	467	1,063	538	635	1,025	145
2008
Beginning Unit Value	17.51	30.62	11.90	18.15		20.22
Ending Unit Value	10.47	14.54	5.64	9.96		12.20
Number of Units Outstanding	33,563	34,792	87,610	45,739		60,020
Net Assets (000's)	358	506	494	455		732
2007
Beginning Unit Value	15.34	24.06	10.00	16.70		19.72
Ending Unit Value	17.51	30.62	11.90	18.15		20.22
Number of Units Outstanding	37,094	51,901	127,000	48,084		65,797
Net Assets (000's)	658	1,589	1,511	873		1,330
2006
Beginning Unit Value	13.89	16.51		14.24		17.21
Ending Unit Value	15.34	24.06		16.70		19.72
Number of Units Outstanding	46,374	50,297		73,619		64,153
Net Assets (000's)	712	1,210		1,229		1,265
2005
Beginning Unit Value	13.44	12.58		13.57		16.80
Ending Unit Value	13.89	16.51		14.24		17.21
Number of Units Outstanding	58,143	37,685		86,709		101,532
Net Assets (000's)	808	622		1,235		1,748
2004
Beginning Unit Value	12.96	10.67		13.06		13.48
Ending Unit Value	13.44	12.58		13.57		16.80
Number of Units Outstanding	92,051	25,290		119,266		92,684
Net Assets (000's)	1,237	318		1,618		1,557
2003
Beginning Unit Value	9.93	7.98		10.62		10.46
Ending Unit Value	12.96	10.67		13.06		13.48
Number of Units Outstanding	117,555	22,769		133,687		106,084
Net Assets (000's)	1,524	243		1,746		1,430
2002
Beginning Unit Value	13.62	10.81		14.38		12.29
Ending Unit Value	9.93	7.98		10.62		10.46
Number of Units Outstanding	140,676	41,736		167,744		109,736
Net Assets (000's)	1,396	333		1,782		1,148
2001
Beginning Unit Value	18.26	14.21		18.71		11.04
Ending Unit Value	13.62	10.81		14.38		12.29
Number of Units Outstanding	195,165	64,470		197,508		75,949
Net Assets (000's)	2,658	697		2,841		934
2000
Beginning Unit Value	21.55	17.04		22.37		11.43
Ending Unit Value	18.26	14.21		18.71		11.04
Number of Units Outstanding	255,120	71,548		284,204		56,176
Net Assets (000's)	4,657	1,016		5,316		620

	MFS Utilities	Neuberger Berman AMT Regency	NVIT Mid Cap Index	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Total Return
Date Sub-Account Commenced Operations	5/1/2008	5/1/2006	6/13/2003	6/13/2003	6/13/2003	6/13/2003	5/2/2005
2009
Beginning Unit Value	6.31	5.59	10.80	12.14	10.00	10.88	11.61
Ending Unit Value	8.32	8.11	14.62	16.82	13.91	12.22	13.12
Number of Units Outstanding	19,256	2,819	15,830	71,179	151,078	151,635	369,891
Net Assets (000's)	160	23	231	1,197	2,102	1,853	4,855
2008
Beginning Unit Value	10.00	10.44	17.18	20.46	13.19	11.01	11.17
Ending Unit Value	6.31	5.59	10.80	12.14	10.00	10.88	11.61
Number of Units Outstanding	434	3,233	20,369	67,891	67,407	130,733	293,469
Net Assets (000's)	3	18	220	824	674	1,422	3,406
2007
Beginning Unit Value		10.22	16.14	19.41	12.84	10.35	10.36
Ending Unit Value		10.44	17.18	20.46	13.19	11.01	11.17
Number of Units Outstanding		4,315	26,844	78,225	78,400	145,251	222,136
Net Assets (000's)		45	461	1,601	1,034	1,600	2,481
2006
Beginning Unit Value		10.00	14.83	16.63	11.88	10.04	10.06
Ending Unit Value		10.22	16.14	19.41	12.84	10.35	10.36
Number of Units Outstanding		1,063	31,643	90,026	105,750	134,424	145,543
Net Assets (000's)		11	511	1,748	1,358	1,391	1,508
2005
Beginning Unit Value			13.37	14.68	11.51	10.02	10.00
Ending Unit Value			14.83	16.63	11.88	10.04	10.06
Number of Units Outstanding			27,911	139,028	100,978	141,466	48,946
Net Assets (000's)			414	2,313	1,199	1,420	492
2004
Beginning Unit Value			11.67	12.42	10.59	9.92
Ending Unit Value			13.37	14.68	11.51	10.02
Number of Units Outstanding			22,555	70,847	66,616	139,135
Net Assets (000's)			302	1,040	767	1,394
2003
Beginning Unit Value			10.00	10.00	10.00	10.00
Ending Unit Value			11.67	12.42	10.59	9.92
Number of Units Outstanding			24,760	36,521	8,024	55,364
Net Assets (000's)			289	454	85	549
2002
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2001
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)
2000
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Prudential Series Fund Equity	Royce Capital Fund Small-Cap	Schwab MarketTrack Growth II	Schwab Money Market
Date Sub-Account Commenced Operations	5/15/1997	5/3/1999	5/1/2006	5/3/1999	5/1/2009	5/15/1997	5/15/1997
2009
Beginning Unit Value	9.57	9.02	7.29	7.69	10.00	12.96	13.39
Ending Unit Value	11.88	12.93	9.05	10.49	13.10	15.94	13.29
Number of Units Outstanding	9,700	6,535	19,014	6,253	5,323	31,956	431,384
Net Assets (000's)	115	84	172	66	70	509	5,803
2008
Beginning Unit Value	14.69	14.10	11.10	12.59		19.04	13.22
Ending Unit Value	9.57	9.02	7.29	7.69		12.96	13.39
Number of Units Outstanding	16,809	15,982	6,384	8,040		39,639	836,784
Net Assets (000's)	161	144	47	62		525	11,278
2007
Beginning Unit Value	14.11	14.79	10.63	11.66		18.18	12.73
Ending Unit Value	14.69	14.10	11.10	12.59		19.04	13.22
Number of Units Outstanding	17,912	17,434	6,416	12,959		49,464	624,140
Net Assets (000's)	263	246	71	163		954	8,252
2006
Beginning Unit Value	12.20	14.13	10.00	10.49		15.94	12.27
Ending Unit Value	14.11	14.79	10.63	11.66		18.18	12.73
Number of Units Outstanding	17,205	25,902	486	70,278		102,060	394,944
Net Assets (000's)	243	383	5	820		1,855	5,028
2005
Beginning Unit Value	11.59	13.36		9.53		15.20	12.05
Ending Unit Value	12.20	14.13		10.49		15.94	12.27
Number of Units Outstanding	7,846	31,790		47,154		92,909	481,922
Net Assets (000's)	96	449		495		1,481	5,915
2004
Beginning Unit Value	10.85	11.01		8.78		13.74	12.04
Ending Unit Value	11.59	13.36		9.53		15.20	12.05
Number of Units Outstanding	8,482	46,953		26,039		95,072	483,806
Net Assets (000's)	98	627		248		1,445	5,829
2003
Beginning Unit Value	8.77	7.77		6.75		10.91	12.06
Ending Unit Value	10.85	11.01		8.78		13.74	12.04
Number of Units Outstanding	18,418	39,068		1,216		99,603	418,950
Net Assets (000's)	200	430		11		1,368	5,045
2002
Beginning Unit Value	11.94	12.57		8.80		13.01	12.00
Ending Unit Value	8.77	7.77		6.75		10.91	12.06
Number of Units Outstanding	31,832	33,318		995		98,384	507,990
Net Assets (000's)	279	259		7		1,073	6,125
2001
Beginning Unit Value	13.29	10.64		10.05		14.33	11.67
Ending Unit Value	11.94	12.57		8.80		13.01	12.00
Number of Units Outstanding	36,876	27,184		809		47,996	1,093,341
Net Assets (000's)	440	342		7		625	13,120
2000
Beginning Unit Value	15.02	11.44		9.85		15.18	11.11
Ending Unit Value	13.29	10.64		10.05		14.33	11.67
Number of Units Outstanding	55,168	17,234		17,767		54,059	810,042
Net Assets (000's)	733	183		179		775	9,452

	Schwab S&P 500 Index	Seligman Communications & Information	Sentinel Variable Products Bond	Sentinel Variable Products Common Stock	Sentinel Variable Products Small Company	Third Avenue Value	Touchstone Mid Cap Growth
Date Sub-Account Commenced Operations	5/15/1997	5/1/2009	5/1/2009	5/1/2009	5/1/2009	5/1/2006	5/1/2009
2009
Beginning Unit Value	11.53	10.00	10.00	10.00	10.00	5.44	10.00
Ending Unit Value	14.42	10.61	10.57	12.60	12.61	7.84	13.10
Number of Units Outstanding	400,384	2,613	1,167	131	493	54,147	129
Net Assets (000's)	5,774	28	12	2	6	424	2
2008
Beginning Unit Value	18.32					9.73
Ending Unit Value	11.53					5.44
Number of Units Outstanding	360,315					143,972
Net Assets (000's)	4,186					783
2007
Beginning Unit Value	17.54					10.31
Ending Unit Value	18.32					9.73
Number of Units Outstanding	360,530					115,766
Net Assets (000's)	6,646					1,127
2006
Beginning Unit Value	15.31					10.00
Ending Unit Value	17.54					10.31
Number of Units Outstanding	318,627					21,960
Net Assets (000's)	5,590					226
2005
Beginning Unit Value	14.74
Ending Unit Value	15.31
Number of Units Outstanding	402,180
Net Assets (000's)
2004
Beginning Unit Value	13.45
Ending Unit Value	14.74
Number of Units Outstanding	383,040
Net Assets (000's)	5,645
2003
Beginning Unit Value	10.58
Ending Unit Value	13.45
Number of Units Outstanding	389,057
Net Assets (000's)	5,231
2002
Beginning Unit Value	13.75
Ending Unit Value	10.58
Number of Units Outstanding	348,653
Net Assets (000's)	3,687
2001
Beginning Unit Value	15.79
Ending Unit Value	13.75
Number of Units Outstanding	278,148
Net Assets (000's)	3,825
2000
Beginning Unit Value	17.57
Ending Unit Value	15.79
Number of Units Outstanding	255,805
Net Assets (000's)	4,039

	Universal Institutional Fund U.S. Real Estate	Van Eck Insurance Trust Worldwide Bond	Van Kampen LIT ComStock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Opportunity	Wells Fargo Advantage VT Small/Mid Cap Value
Date Sub-Account Commenced Operations	9/17/1997	5/1/2009	5/2/2005	5/2/2005	5/1/2006	5/3/1999
2009
Beginning Unit Value	18.03	10.00	7.58	8.72	6.54	8.29
Ending Unit Value	22.95	10.89	9.68	10.75	9.58	13.16
Number of Units Outstanding	38,198	13,664	21,588	31,757	19,617	13,371
Net Assets (000's)	877	149	209	341	188	176
2008
Beginning Unit Value	29.29		11.88	12.94	11.01	15.07
Ending Unit Value	18.03		7.58	8.72	6.54	8.29
Number of Units Outstanding	45,472		20,272	30,535	10,846	14,906
Net Assets (000's)	820		154	266	71	133
2007
Beginning Unit Value	35.62		12.23	12.69	10.41	15.31
Ending Unit Value	29.29		11.88	12.94	11.01	15.07
Number of Units Outstanding	43,380		19,849	30,258	10,106	15,512
Net Assets (000's)	1,270		236	391	111	247
2006
Beginning Unit Value	26.02		10.60	11.01	10.00	13.34
Ending Unit Value	35.62		12.23	12.69	10.41	15.31
Number of Units Outstanding	70,795		45,969	15,863	8,050	20,408
Net Assets (000's)	2,521		562	201	84	312
2005
Beginning Unit Value	22.42		10.00	10.00		11.55
Ending Unit Value	26.02		10.60	11.01		13.34
Number of Units Outstanding	57,727		13,602	13,481		28,311
Net Assets (000's)	1,502		144	148		378
2004
Beginning Unit Value	16.58					9.97
Ending Unit Value	22.42					11.55
Number of Units Outstanding	55,872					39,145
Net Assets (000's)	1,253					452
2003
Beginning Unit Value	12.16					7.27
Ending Unit Value	16.58					9.97
Number of Units Outstanding	53,856					62,422
Net Assets (000's)	893					623
2002
Beginning Unit Value	12.36					9.54
Ending Unit Value	12.16					7.27
Number of Units Outstanding	52,232					88,871
Net Assets (000's)	635					646
2001
Beginning Unit Value	11.22					9.24
Ending Unit Value	12.36					9.54
Number of Units Outstanding	26,658					82,944
Net Assets (000's)	329					791
2000
Beginning Unit Value	8.94					8.64
Ending Unit Value	11.22					9.24
Number of Units Outstanding	16,089					27,382
Net Assets (000's)	180					253

* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio after that date.

Appendix B—Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF").

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) x (Market Value Adjustment Factor)
The MVAF is:

MVAF = {[(1 + i)/(1 + j)] N/12} – 1

Where:
•
i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and

•	j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates,

(2) decreasing interest rates, (3) flat interest rates

(i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example #1—Increasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2001
J	7.00%
Amount surrendered	$10,000
N	65

MVAF                      = {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.07]65/12} - 1
= .957718 - 1
= -.042282

MVA          = (amount Transferred or surrendered) x MVAF
= $10,000 x - .042282
= - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
= ($10,000 + - $422.82) x (1-0)
= $9,577.18

Example #2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2000
j	5.00%
Amount surrendered	$10,000
N	65

MVAF                      = {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.05]65/12} - 1
= .060778

MVA          = (amount Transferred or surrendered) x MVAF
= $10,000 x .060778
= $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
= ($10,000 + $607.78) x (1-0)
= $10,607.78

Example #3—Flat Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2001
j	6.24%
Amount surrendered	$10,000
N	65

MVAF                      = {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.0624]65/12} - 1
= .995420 - 1
= -.004580

MVA          = (amount Transferred or surrendered) x MVAF
= $10,000 x -.004589
= $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
= ($10,000 - $45.80) x (1-0)
= $9,954.20

Example #4—N < 6 (less than 6 months to maturity)

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2006
J	7.00%
Amount surrendered	$10,000
N	5

MVAF                      = {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.07]5/12} - 1
= .99668 - 1
= -.00332
However, N<6, so MVAF = 0

MVA          = (amount Transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)
= ($10,000 + $0) x (1-0)
= $10,000

Appendix C—Net Investment Factor
The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The net investment factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB SELECT ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

First Great-West Life & Annuity Insurance Company
50 Main Street
White Plains, New York 10606
Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30 , 20 10 , which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is
April 30 , 20 10 .

TABLE OF CONTENTS

 Page

GENERAL INFORMATION
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYOUTS
               - Fixed Annuity Options
               - Variable Annuity Options
POSTPONEMENT OF PAYOUTS
SERVICES
- Safekeeping of Series Account Assets
- Independent Registered Public Accounting Firm
- Principal Underwriter
- Administrative Services
WITHHOLDING
FINANCIAL STATEMENTS

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you.  Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the “Company” or “First GWL&A”) (formerly known as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company.  GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

Rating Agency	Measurement	Rating

A.M. Best Company, Inc.	Financial strength, operating performance, and business profile.	A+

Fitch, Inc.	Financial strength	AA+‚

Standard & Poor's Corporation	Financial strength	AAƒ

           Superior (highest rating out of ten categories)
‚           Very Strong (second highest rating out of eight categories)
ƒ           Very Strong (second highest rating out of nine categories)

The assets allocated to the Variable Annuity-1 Series Account (the “ Series Account ”) are the exclusive property of the Company.  Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission.  The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company.  The Company may from time to time transfer to its general account any of such excess amounts.  Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

A.	Fixed Annuity Options

The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company.  On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined.  The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected.  The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.

B.           Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date.  The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due.  The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date.  It will be determined by applying the appropriate rate to the amount applied under the payout option.  Payouts after the first will vary depending upon the investment experience of the Sub-Accounts.  The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due.  The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center.  However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by First GWL&A.  The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A.  First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios.  Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.

B.           Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A's and the Series Account's Independent Registered Public Accounting Firm.  Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax and related services.

The financial statements of each of the investment divisions of the Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company and the financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which report expresses an unqualified opinion on the financial statements of First Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

    C.           Principal Underwriter

The Company has discontinued the offering of the Contract.  Prior to April 30, 2007, t he offering of the Contracts was made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of First GWL&A.  GWFS is a Delaware corporation and is a member of the FINRA.  The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.           Administrative Services

First GWL&A and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended.  Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, and facilities are made available for First GWL&A for its operations.  All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist First GWL&A in processing the Contracts.  These services are described in written agreements between GWFS and First GWL&A.  The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld.  The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan.  Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The financial statements of First GWL&A should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account.  The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

First Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
Great-West Life & Annuity
Insurance Company)
Balance Sheets as of December 31, 2009 and 2008
and Related Statements of Income, Statements of
Stockholder’s Equity and Statements of Cash Flows
for Each of the Three Years in the Period Ended
December 31, 2009 and Report of Independent
Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
First Great-West Life & Annuity Insurance Company
White Plains, New York

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the “Company”) as of December 31, 2009 and 2008, and the related statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Company changed its accounting for the recognition and presentation of other-than-temporary impairments for certain investments, as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 12, 2010

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized
cost $517,231 and $398,845)	$506,328	$367,795
Mortgage loans on real estate (net of allowances of
$796 and $802)	80,458	86,604
Equity investments, available-for-sale, at fair value
(cost $59 and $57)	87	82
Policy loans	13,667	12,890
Short-term investments, available-for-sale
(cost approximates fair value)	75,477	29,204
Other investments	155	178
Total investments	676,172	496,753

Other assets:
Cash	4,710	1,528
Reinsurance receivable	47,012	51,168
Deferred acquisition costs and value of business acquired	13,412	13,291
Investment income due and accrued	4,982	4,321
Premiums in course of collection	395	435
Deferred income taxes	7,869	19,070
Collateral under securities lending agreements	22,943	32,566
Due from parent and affiliates	-	1,153
Other assets	6,202	3,642
Assets of discontinued operations	6,761	6,120
Separate account assets	193,556	122,630
Total assets	$984,014	$752,677

See notes to financial statements.		(Continued)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Balance Sheets
December 31, 2009 and 2008
(In Thousands, Except Share Amounts)

	December 31,
	2009	2008
Liabilities and stockholder's equity
Policy benefit liabilities:
Future policy benefits	$576,285	$521,471
Policy and contract claims	3,111	5,086
Policyholders' funds	2,813	2,797
Provision for policyholders' dividends	1,600	1,700
Undistributed earnings on participating business	3,580	1,614
Total policy benefit liabilities	587,389	532,668

General liabilities:
Due to parent and affiliates	2,451	-
Repurchase agreements	82,301	-
Payable under securities lending agreements	22,943	32,566
Other liabilities	8,735	2,495
Liabilities of discontinued operations	6,769	6,120
Separate account liabilities	193,556	122,630
Total liabilities	904,144	696,479

Commitments and contingencies (Note 13)

Stockholder's equity:
Common stock, $1,000 par value, 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income (loss)	(6,979)	(22,862)
Retained earnings	27,999	20,210
Total stockholder's equity	79,870	56,198
Total liabilities and stockholder's equity	$984,014	$752,677

See notes to financial statements.		(Concluded)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Income
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Revenues:
Premium income, net of premiums ceded of
$8,428, $10,807 and $10,316	$13,762	$15,263	$15,841
Fee income	4,448	5,852	1,755
Net investment income	32,550	31,001	27,648
Realized investment gains (losses), net:
Total other-than-temporary losses recognized	(236)	(5,717)	(205)
Less: Non-credit portion of other-than-temporary
losses transferred to and recognized in
other comprehensive income	-	-	-
Net other-than-temporary losses
recognized in earnings	(236)	(5,717)	(205)
Other realized investment gains (losses), net	(456)	502	1,342
Total realized investment gains
(losses), net	(692)	(5,215)	1,137
Total revenues	50,068	46,901	46,381
Benefits and expenses:
Life and other policy benefits, net of
reinsurance recoveries of $13,484, $10,469
and $5,658	21,393	22,303	20,843
Increase (decrease) in policy reserves	(7,923)	(6,612)	(3,954)
Interest paid or credited to contractholders	13,348	12,176	10,534
Provision (benefit) for policyholders' share of
earnings on participating business	1,245	1,370	575
Dividends to policyholders	1,397	1,333	2,038
Total benefits	29,460	30,570	30,036
General insurance expenses	9,395	6,009	4,939
Amortization of deferred acquisition costs
and value of business acquired	2,285	2,333	3,009
Total benefits and expenses, net	41,140	38,912	37,984
Income from continuing operations
before income taxes	8,928	7,989	8,397
Income tax expense	2,471	2,708	2,387
Income from continuing operations	6,457	5,281	6,010
Income (loss) from discontinued operations, net
of income taxes of $(35), $2,923 and $2,014	(65)	834	2,973
Net income	$6,392	$6,115	$8,983

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Stockholder's Equity
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balances, January 1, 2007	$2,500	$56,350	$(395)	$9,605	$68,060
Net income				8,983	8,983
Net change in unrealized gains (losses)			1,836		1,836
Total comprehensive income					10,819
Impact of adopting ASC section 815-15-25 "Derivativesand Hedging - Embedded Derivatives - Recognition" to derivative instruments				7	7
Dividends				(4,500)	(4,500)
Balances, December 31, 2007	2,500	56,350	1,441	14,095	74,386
Net income				6,115	6,115
Net change in unrealized gains (losses)			(24,303)		(24,303)
Total comprehensive income					(18,188)
Balances, December 31, 2008	2,500	56,350	(22,862)	20,210	56,198
Net income				6,392	6,392
Non-credit component of impaired
losses on fixed maturities, available-for-sale			555		555
Net change in unrealized gains (losses)			16,725		16,725
Total comprehensive income					23,672
Impact of adopting ASC section 320-10-65
"Investment - Debt and Equity Securities"
on available-for-sale-securities, net of tax			(1,397)	1,397	0
Balances, December 31, 2009	$2,500	$56,350	$(6,979)	$27,999	$79,870

See notes to financial statements

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Statements of Cash Flows
Years Ended December 31, 2009, 2008 and 2007
(In Thousands)

	Year Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income	$6,392	$6,115	$8,983
Adjustments to reconcile net income to net cash provided
by (used in) operating activities:
Earnings allocated to participating policyholders	1,245	1,370	575
Amortization of premiums, (accretion) of discounts
on investments, net	(1,137)	(727)	232
Net realized (gains) losses on investments	692	5,162	(1,110)
Net proceeds (purchases) of trading securities	184	3,914	(4,010)
Interest credited to contractholders	13,174	11,975	10,406
Depreciation and amortization	2,305	2,369	3,011
Deferral of acquisition costs	(1,701)	(2,423)	(3,679)
Deferred income taxes	1,511	(2,059)	(1,366)
Changes in assets and liabilities:
Policy benefit liabilities	(15,940)	(9,869)	(3,919)
Reinsurance receivable	3,598	(5,012)	(3,739)
Accrued interest and policyholder receivables	(621)	1,886	(359)
Other, net	5,256	(6,824)	3,520
Net cash provided by operating activities	14,958	5,877	8,545

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	69,080	141,518	93,435
Mortgage loans on real estate	5,874	7,449	11,068
Equity investments	-	35	19
Purchases of investments:
Fixed maturities available-for-sale	(100,116)	(123,119)	(136,396)
Mortgage loans on real estate	-	(8,650)	-
Equity investments	(2)	(73)	-
Net change in short-term investments	(127,373)	(11,027)	17,985
Net change in repurchase agreements	82,301	-	(13,431)
Other, net	801	(2,276)	(100)
Net cash provided by (used in) investing activities	(69,435)	3,857	(27,420)

Cash flows from financing activities:
Contract deposits	86,614	90,395	41,891
Contract withdrawals	(30,521)	(96,663)	(19,142)
Change in due to parent and affiliates	1,161	(3,204)	1,384
Dividends paid	-	-	(4,500)
Change in bank overdrafts	405	(613)	(325)
Net cash provided by (used in) financing activities	57,659	(10,085)	19,308

Net increase (decrease) in cash	3,182	(351)	433
Cash, beginning of year	1,528	1,879	1,446
Cash, end of year	$4,710	$1,528	$1,879

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for income taxes	$(1,528)	$9,283	$2,838

Non-cash investing transactions during the year:
Fair value of assets acquired in settlement of
fixed maturity investments	-	$212	-

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

1.  Organization, Basis of Presentation and Significant Accountng Policies

Organization - First Great-West Life & Annuity Insurance Company (the “Company”), is a wholly-owned direct subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”).

The Company offers individual life insurance and individual and group annuity products.  The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York Department of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant estimates are required to account for valuation of investments and other-than-temporary impairments, recognition of income on certain investments, valuation and accounting for derivative instruments, deferred acquisition costs and value of business acquired, policy and contract benefits and claims, and taxes on income.  Actual results could differ from those estimates.

The Company is a member of a controlled group and therefore, its results are not indicative of those of a stand alone company.  See Note 4 for related party amounts.

Significant accounting policies

Investments - Investments are reported as follows:

1.
The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income in the stockholder’s equity section of the accompanying balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s balance sheets.  The Company recognizes the acquisition of its fixed maturity and equity investments on a trade date basis.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses are included in net realized investment gains (losses). Declines in value determined to be other-than-temporary are included in total other-than-temporary impairment losses recognized.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.  Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.
Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses.  Interest income is accrued on the unpaid principal balance.  Discounts and premiums are amortized to net investment income using the scientific interest method.  Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans.  Management’s judgment is based upon situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions.  The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.
Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s balance sheets.  Realized gains and losses are included in net realized gains (losses) on investments.  Declines in value, determined to be other-than-temporary, are included in total other-than-temporary impairment losses recognized.

4.	Policy loans are carried at their unpaid balances.

5.
Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value.  The Company classifies its short-term investments as available-for-sale.

6.	Gains and losses realized upon the disposal of investments are determined on a specific identification basis. See number 9 below for a description of realization of other-than-temporary impairments.

7.
The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price.  Proceeds from the sale are reinvested in other securities and may enhance the current yield and total return.  The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income.  During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold.  Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent.  In such cases, the Company’s right to repurchase the security may be restricted.  Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying balance sheets.  The liability is collateralized by securities with approximately the same fair value.

8.
The Company receives collateral for lending securities that are held as part of its investment portfolio.  The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower.  The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

9.
One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments.  The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings.  The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period.  The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary.  If management either (a) has the intent to sell the fixed maturity investment or (b) it is more likely than not the Company will be required to sell the fixed maturity investment before its anticipated recovery, a charge is recorded in net realized losses on investments equal to the difference between the fair value and cost or amortized cost basis of the security.  If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred.  In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss).  After the recognition of an other-than-temporary impairment, the fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

If management does not have the ability and intent to hold an impaired available-for-sale equity investment for a period of time sufficient to allow for the recovery of its value to an amount equal or greater than its cost, then the investment shall be deemed other-than-temporarily impaired.  An impairment loss is recorded in earnings for the difference between the equity investment’s cost and fair value at the balance sheet date of the reporting period for which the assessment is made.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the balance sheets in other assets and other liabilities at fair value.  Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into.  If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income.  If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) in the Company’s balance sheets and are recognized in the income statements when the hedged item affects earnings.  Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis.  Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying balance sheets. This liability was $449 and $44 at December 31, 2009 and 2008, respectively.

Deferred acquisition costs and value of business acquired - Deferred acquisition costs (“DAC”), which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable.  The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.  The recoverability of such costs is dependent upon the future profitability of the related business.  DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits.  Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits.  DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized.  See Note 8 for additional information regarding deferred acquisition costs and the value of business acquired.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets.  The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of GWL&A, and shares of other non-affiliated mutual funds and government and corporate bonds.  Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s statements of income.  Revenues of the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

Life insurance and annuity future benefits - Life insurance and annuity future benefits with life contingencies in the amounts of $356,809 and $364,775 at December 31, 2009 and 2008, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds.  Annuity contract benefits without life contingencies in the amounts of $219,229 and $156,470 at December 31, 2009 and 2008, respectively, are established at the contractholder’s account value.

Reinsurance - The Company enters into reinsurance transactions as a purchaser of reinsurance.  In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.  For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards.  If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting.  The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets.  The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement.  The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience.  The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating fund account - The Company sells participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the   assumptions used in premium charged and the actual experience.  The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

Participating life and annuity policy benefits are $110,389 and $114,606 at December 31, 2009 and 2008, respectively.  Participating business approximates 11% and 10% of the Company’s individual life insurance in-force at December 31, 2009 and 2008, respectively and 40%, 43% and 41% of individual life insurance premium income for the years ended December 31, 2009, 2008 and 2007, respectively.  The policyholder’s share of net income on participating policies that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due.  Annuity contract premiums with life contingencies are recognized as received.    Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned.  Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due.  Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.   Premiums and policyholder benefits and expenses are presented net of reinsurance.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Net investment income - Interest and dividend income from fixed maturities and mortgage loans on real estate is recognized when earned.  Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized on the ex-dividend date.

Net realized gains and losses on investments and derivative financial instruments Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis.  Net realized gains and losses also result from the termination of derivatives contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.  Impairments are recognized as other-than-temporary impairment losses when investment losses in value are deemed other-than-temporary.  Non-credit impairments are reclassified to accumulated other comprehensive income (loss).

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns.  In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered.  Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Regulatory requirements - In accordance with the requirements of the New York State Department of Insurance (the “Department”), the Company must demonstrate that it maintains adequate capital.  At December 31, 2009 and 2008, the Company was in compliance with the requirement (See Note 9).  Also, in accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.

2.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2009, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162” (“SFAS No. 168”).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the “ASC”) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Company adopted FASB No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”).  Effective July 1, 2009, SFAS No. 155 was superseded and replaced by certain provisions of ASC topic 815 “Derivatives and Hedging” (“ASC topic 815”).  These provisions of ASC topic 815 permit any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation to be carried at fair value in its entirety, with changes in fair value recognized in earnings.  In addition, ASC topic 815 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative.  These provisions of ASC topic 815 are applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted these provisions of ASC topic 815 on January 1, 2007.  The adoption of these provisions increased stockholder’s equity by $7.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”).  Effective July 1, 2009, SFAS No. 157 was superseded and replaced by certain provisions of ASC topic 820, “Fair Value Measurements and Disclosures” (“ASC topic 820”).    These provisions enhance guidance for using fair value to measure assets and liabilities.  These provisions also provide expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings.  These provisions of ASC topic 820 are applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value and are effective for fiscal years beginning after November 15, 2007.  The Company adopted these provisions on January 1, 2008.  The adoption did not have a material impact on the Company’s financial position or results of its operations.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”).  Effective July 1, 2009, SFAS No. 159 was superseded and replaced by certain provisions of ASC topic 825, “Financial Instruments” (“ASC topic 825”).  These provisions of ASC topic 825 permit an entity to measure financial instruments and certain other items at estimated fair value.  Most of these provisions are elective; however, certain amendments to ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”) apply to all entities that own trading and available-for-sale securities.  The fair value option permits an entity to measure eligible items at fair value as of specified election dates.  The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument.  These provisions of ASC topic 825 are effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted these provisions on January 1, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”).  Effective July 1, 2009, FSP No. 157-2 was superseded and replaced by certain provisions of ASC topic 820,  These provisions of ASC topic 820 defer the effective date for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008.  Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets.  The Company adopted these provisions of ASC topic 820 for its fiscal year beginning January 1, 2009.  The adoption of these provisions of ASC topic 820 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815.  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for fiscal years beginning after November 15, 2008.  The Company adopted these provisions of ASC topic 815 for its fiscal year beginning January 1, 2009.

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”).  Effective July 1, 2009, FSP No. FAS 157-3 was superseded and replaced by certain provisions of ASC topic 820.     These provisions of ASC topic 820 apply to financial assets within the scope of accounting pronouncements that require or permit fair value measurements.  These provisions of ASC topic 820 clarify when a market that is not active and provide an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active.  These provisions became effective upon issuance including prior periods for which financial statements have not been issued.  The Company adopted these provisions effective September 30, 2008.   The adoption did not have a material impact on the Company’s financial position or results of its operations.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”).  Effective July 1, 2009, EITF 99-20-1 was superseded and replaced by certain provisions of ASC topic 325, “Investments - Other” (“ASC topic 325”).  These provisions of ASC topic 325 are an interpretative amendment to impairment guidance and align impairment guidance to that of ASC topic 320, “Investments - Debt and Equity Securities” (“ASC topic 320”).  These provisions are effective for reporting periods ending after December 15, 2008.  The Company adopted these provisions for its year ended December 31, 2008.  The adoption did not have an impact on the Company’s financial position or results of its operations.

In April 2009, the FASB issued Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly” (“FSP No. FAS 157-4”).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 820 relating to these considerations for its fiscal quarter ended June 30, 2009.  The adoption of ASC topic 820 relating to these considerations did not have a material impact on the Company’s fair value measurements.

In April 2009, the FASB issued Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“FSP No. FAS 115-2 and FAS 124-2”).  Effective July 1, 2009, FSP No. FAS 115-2 and FAS 124-2 was superseded and replaced by certain provisions of ASC topic 320.  These provisions of ASC topic 320 require companies, among other things, to bring greater consistency to the timing of impairment recognition and provide for greater clarity about the credit and non-credit components of impaired debt securities that are not expected to be sold.  These provisions of ASC topic 320 also require increased and timelier disclosures regarding expected cash flows, credit losses and an aging of securities with unrealized losses.  These provisions of ASC topic 320 are effective for interim and annual periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 320 for its fiscal quarter ended June 30, 2009 and recognized the effect of applying them as a change in accounting principle.  The Company recognized an $1,397, net of income taxes, cumulative effect adjustment upon initially applying these provisions of ASC topic 320 as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss).

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS No. 165”).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, “Subsequent Events” (“ASC topic 855”).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the balance sheet date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the balance sheet date but before financial statements are issued or are available to be issued.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Company adopted these provisions of ASC topic 855 for its fiscal quarter ended June 30, 2009.  The adoption of these provisions of ASC topic 855 did not have an impact on the Company’s consolidated financial position or the results of its operations.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Future adoption of new accounting pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 166 “Accounting for Transfers of Financial Assets - an amendment of FASB Statement No. 140” (“SFAS No. 166”).  Effective July 1, 2009, SFAS No.166 was superseded and replaced by certain provisions of ASC topic 860, “Transfers and Servicing” (“ASC topic 860”).  Among other things, provisions of ASC topic 860 improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets, the effects of a transfer on its financial position, financial performance and cash flows, and a transferor’s continuing involvement, if any, in transferred financial assets.  The ASC topic 860 has been further amended relating to derecognition guidance and eliminating the exemption from consolidation for qualifying special-purpose entities.  These amendments to ASC topic 860 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 860 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 860 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 167 “Amendments to FASB Interpretation No. 46(R)” (“SFAS No. 167”).  Effective July 1, 2009, SFAS No.167 was superseded and replaced by certain provisions of ASC topic 810 “Consolidation”.  These provisions of ASC topic 810 require reconsideration of whether an enterprise was the primary beneficiary of a variable interest entity (“VIE”) only when specific events had occurred.  The amended provisions of ASC topic 810 change the consolidation guidance applicable to a VIE.  They also amend the guidance governing the determination of whether an entity is the primary beneficiary of a VIE, and is, therefore, required to consolidate the VIE.  The amended provisions of ASC topic 810 also requires enhanced disclosures about an entity’s involvement with a VIE.  The amended provisions of ASC topic 810 are effective as of the beginning of interim and annual reporting periods that begin after November 15, 2009.  The Company adopted the amended provisions of ASC topic 810 for its fiscal year beginning January 1, 2010.  The adoption of these provisions of ASC topic 810 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

3.  Discontinued Operations

On April 1, 2008, the Company completed the sale of all of its healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”).  The Company recognized a gain in the amount of $655, net of income taxes, upon completion of the transaction.  The business that was sold was the vehicle through which the Company marketed and administered group life and health insurance to small and mid-sized employers.  CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in New York through a combination of 100% indemnity reinsurance agreements, renewal rights and related administrative service agreements.  The statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2009 and 2008:

	December 31,
Assets	2009	2008
Reinsurance receivable	$6,761	$6,120
Total assets	$6,761	$6,120

Liabilities
Future policy benefits	$1,556	$2,109
Policy and contract claims	5,213	4,011
Total liabilities	$6,769	$6,120

The following table summarizes selected financial information included in income from discontinued operations in the statements of income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Revenues from discontinued operations	$-	$808	$10,752
Benefits and expenses from discontinued operations	65	629	7,779
Income (loss) from discontinued operations, net of income taxes of ($35), $90, and $2,014	(65)	179	2,973
Gain on sale of discontinued operations, net of income taxes of $ -, $2,833, and $ -	-	655	-
Income (loss) from discontinued operations	$(65)	$834	$2,973

4.  Related Party Transactions

Included in the balance sheets at December 31, 2009 and 2008 are the following related party amounts:

	December 31,
	2009	2008
Reinsurance receivable	$39,960	$42,854

Included in the statements of income for the years ended December 31, 2009, 2008 and 2007 are the following related party amounts:

		Year Ended December 31,
	2009	2008	2007
Premium income, ceded to related parties	$(5,354)	$(7,798)	$(7,355)
Reinsurance recoveries on life and other policy benefits	(4,308)	(9,881)	(3,076)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The Company and GWL&A have service agreements whereby GWL&A administers, distributes and underwrites business for the Company and administers its investment portfolio.  The amounts recorded are based upon estimated costs incurred and resources expended.  For the years ended December 31, 2009, 2008 and 2007, the amounts paid to GWL&A for these services are summarized as follows:

	Year Ended December 31,
	2009	2008	2007
Investment management expense included in
net investment income	$539	$628	$1,195
Administrative and underwriting expense included
in general insurance expenses	5,329	5,363	4,396
Total	$5,868	$5,991	$5,591

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

During 2008, a policyholder surrendered its business-owned life insurance policy with the Company and purchased a similar policy from GWL&A.  As a result, the Company incurred losses from the sale of invested assets and a writedown of DAC which were reimbursed by GWL&A as the Company waived fees and penalties on the transaction.  The reimbursement amount of $2,627 is included in fee income in the accompanying statement of income for the year ended December 31, 2008.

5.  Summary of Investments

The following table summarizes fixed maturity securities and equity investments classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) included in accumulated other comprehensive income (“AOCI”) at December 31, 2009:

	December 31, 2009
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimanted fair value and carrying value	OTTI included in AOCI
U.S. government direct obligations
and U.S. agencies	$173,871	$5,364	$1,254	$177,981	$-
Obligations of U.S. states and
their subdivisions	15,443	1,820	42	17,221	-
Foreign governments	77	1	-	78	-
Corporate debt securities	204,557	7,607	4,178	207,986	1,296
Asset-backed securities	66,275	13	14,376	51,912	-
Residential mortgage-backed
securities	35,295	122	4,611	30,806	-
Commercial mortgage-backed
securities	21,713	297	1,666	20,344	-
Total fixed maturities	$517,231	$15,224	$26,127	$506,328	$1,296

Equity investments:
Airline industry	$59	$28	$-	$87	$-
Total equity investments	$59	$28	$-	$87	$-

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table summarizes fixed maturity securities and equity investments classified as available-for-sale at December 31, 2008:

	December 31, 2008
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value
U.S. government direct obligations
and U.S. agencies	$64,936	$11,766	$-	$76,702
Obligations of U.S. states and
their subdivisions	9,682	74	452	9,304
Foreign governments	190	2	-	192
Corporate debt securities	192,478	2,272	15,411	179,339
Asset-backed securities	73,532	56	18,951	54,637
Residential mortgage-backed
securities	36,183	-	6,984	29,199
Commercial mortgage-backed
securities	21,844	-	3,422	18,422
Total fixed maturities	$398,845	$14,170	$45,220	$367,795

Equity investments:
Airline industry	$57	$25	$-	$82
Total equity investments	$57	$25	$-	$82

See Note 6 for additional information on policies regarding estimated fair value of fixed maturities and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2009, by contractual maturity date, are shown in the table below.  Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2009
	Amortized	Estimated
	cost	fair value
Maturing in one year or less	$25,882	$$26,599
Maturing after one year through five years	87,801	93,155
Maturing after five years through ten years	73,733	76,865
Maturing after ten years	73,335	73,505
Mortgage-backed and asset-backed securities	26,480	236,204
	$517,231	$506,328

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of up to thirty years and expected average lives of up to fifteen years.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Proceeds from sales	$35,833	$112,438	$67,506
Gross realized investment gains from sales	184	587	1,066
Gross realized investment losses from sales	(7)	-	(268)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates and sales of securities acquired in the current year and gains on repurchase agreement transactions.  These gains and losses are determined on a specific identification basis.

The Company has fixed maturity securities with fair values in the amounts of $1,033 and $0 that have been non-income producing for the twelve months preceding December 31, 2009 and 2008, respectively.  These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments for risk management purposes associated with its invested assets.  Derivatives are not used for speculative purposes.  While all derivatives are designated as hedges and used to manage risk,  hedge accounting has not been elected for some derivative transactions.  In order to manage the risk of a change in the fair value of certain assets, interest rate futures are utilized.  Interest rate futures are also used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments.  These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures.  Counterparty credit risk was evaluated and fair values were adjusted accordingly at December 31, 2009 and 2008.  As the Company enters into derivative transactions only with high quality institutions, no realized losses associated with non-performance of derivative financial instruments have occurred.  The Company had no derivatives with credit-risk-related contingent features at either December 31, 2009 or 2008.

The Company may purchase a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument.  Upon purchasing the instrument, the Company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument.  If the Company determines that these conditions are met, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments.  These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other at the expiration or termination of the agreement.  The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.  Changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item are reported within net investment income.

As of December 31, 2009, the Company had derivative contracts which were designated as fair value hedges.  There was no hedge ineffectiveness during the years ended December 31, 2009 and 2008.  In 2007, there were no derivative contracts designated as fair value hedges.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments.  However, timing differences may occur and can expose the Company to fluctuating interest rates.  To offset this risk, the Company uses U.S. Treasury futures contracts.  The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.  Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment

During the years ended December 31, 2009, 2008 and 2007, decreases in the amounts of $0, $0 and $50, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following table summarizes derivative financial instruments at December 31, 2009 and 2008:

	December 31, 2009
	Notional Amount	Number of contracts	Strike/Swap Rate	Maturity
Futures:
Thirty year U.S. Treasury:
Short position	$22,700	227	N/A	March 2010
Ten year U.S. Treasury:
Short position	$16,500	165	N/A	March 2010

	December 31, 2008
	Notional Amount	Strike/Swap Rate	Maturity
Futures:
Thirty year U.S. Treasury:
Short position	$40,500	N/A	March 2009

The following tables present the effect of derivative instruments in the statement of income for the year ended December 31, 2009:

	Gain (loss) recognized in		Gain (loss) recognized in
	net income on derivatives		net income on hedged assets
	Year ended	Income statement	Year ended	Income statement
	December 31, 2009	location	December 31, 2009	location
Fair value hedges:
Interest rate futures	$6,030	(A)	$-
Interest rate futures	(1,124)	(B)	-
Items hedged in interest rate futures	-		(4,691)	(A)
Total	$4,906		$(4,691)

(A) Net investment income
(B) Realized investment gains (losses), net

Mortgage loans – There were no impaired mortgage loans for the year ended December 31, 2009 or December 31, 2008.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table summarizes the activity in the allowance for mortgage loan credit losses for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Balance, January 1	$802	$802	$802
Release of provision	(6)	-	-
Balance, December 31	$796	$802	$802

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $87 and $82 at December 31, 2009 and 2008, respectively.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures transactions.  The fair value of margin deposits related to futures contracts was approximately $1,355 and $1,600 at December 31, 2009 and 2008, respectively.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $338 and $406 at December 31, 2009 and 2008, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying balance sheets, are loaned to third parties.  Securities with a cost or amortized cost in the amounts of $20,013 and $22,375 and estimated fair values in the amounts of $22,213 and $31,104 were on loan under the program at December 31, 2009 and 2008, respectively.  The Company received restricted cash collateral in the amounts of $22,943 and $32,566 at December 31, 2009 and 2008, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying balance sheets.  All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The assessment of whether an other-than-temporary impairment has occurred on securities where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value.  Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.  Inherent in management’s evaluation of the security are assumptions and estimates about the issuer’s operations and ability to generate future cash flows.  While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

·	Fair value is below cost.

·	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.

·	The decline in fair value has existed for an extended period of time.

·	The fixed maturity investment has been downgraded by a credit rating agency.

·	The financial condition of the issuer has deteriorated.

·	The historical and implied volatility of the fair value of the security.

·	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments that increase in the future.

·	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

 Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2009 and 2008:

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
Fixed Maturities	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations
and U.S. agencies	$80,561	$1,254	$-	$-	$80,561	$1,254
Obligations of U.S. states and
their subdivisions	2,950	42	-	-	2,950	42
Corporate debt securities	14,661	1,814	38,376	2,364	53,037	4,178
Asset-backed securities	-	-	51,849	14,376	51,849	14,376
Residential mortgage-backed
securities	-	-	21,594	4,611	21,594	4,611
Commercial mortgage-backed
securities	-	-	11,217	1,666	11,217	1,666
Total fixed maturities	$98,172	$3,110	$123,036	$23,017	$221,208	$26,127

Total number of securities in an
unrealized loss position	15		65		80

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

	December 31, 2009
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed Maturities	fair value	loss	fair value	loss	fair value	loss
Obligations of U.S. states and
their subdivisions	$7,008	$452	$-	$-	$7,008	$452
Corporate debt securities	97,759	8,534	41,799	6,877	139,558	15,411
Asset-backed securities	27,637	6,410	25,743	12,541	53,380	18,951
Residential mortgage-backed
securities	22,356	5,019	6,844	1,965	29,200	6,984
Commercial mortgage-backed
securities	7,888	944	10,533	2,478	18,421	3,422
Total fixed maturities	$162,648	$21,359	$84,919	$23,861	$247,567	$45,220

Total number of securities in an
unrealized loss position	92		65		157

At December 31, 2009 and 2008 there were no unrealized losses on equity investments.

Fixed maturity investments - Total unrealized losses decreased by $19,093 and the total number of securities in an unrealized loss position decreased by 77, or 49%, from December 31, 2008 to December 31, 2009.  This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity and tightening of credit spreads, although the economic uncertainty in these markets still remains.

Unrealized losses on corporate debt securities decreased by $11,233 from December 31, 2008 to December 31, 2009.  The valuation of these securities has been significantly influenced by market conditions with increased liquidity and tightening of credit spreads.  Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

		December 31,
Sector	2009		2008
Finance	51%		29%
Utility	16%		32%
Consumer	16%		11%
Transportation	8%		5%
Natural resources	7%		12%
Industrial	2%		11%
	100%		100%

All sectors across the corporate fixed maturity investment class had a decrease in unrealized losses.  While the proportionate percentage in the finance sector increased, the actual unrealized losses decreased by $2,339.  The finance sector has recovered more slowly than other sectors in 2009.  At December 31, 2009, 46% of total unrealized losses on corporate debt securities (approximately $1,932 of the $4,178), were related to securities on which there has been a ratings downgrade since December 31, 2008.  Of the downgraded securities, 22% (approximately $422 of the $1,932) continue to be rated BBB or above.

Unrealized losses on asset-backed, residential and commercial mortgage-backed securities decreased by $4,575, $2,373, and $1,756 respectively, since December 31, 2008, generally due to tightening of credit spreads and increased market liquidity.  Although markets have improved, the continued market disruption has influenced valuations at December 31, 2009; however, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal.  See Note 6 for additional discussion regarding fair value measurements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Future recoveries in the fair value of all available-for-sale securities will be dependent upon the return of normal market liquidity and changes in general market conditions.  While the decline in fair value has decreased, there has not yet been a full recovery in the markets and many unrealized losses have existed for longer than twelve months.  The Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities.  The Company continually monitors its credit risk exposure to identify potential losses.  The Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before the recovery of their amortized cost basis, which may be maturity; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

Other-than-temporary impairment recognition

The Company adopted ASC section 320-10-65 for its fiscal quarter ended June 30, 2009.  The adoption resulted in the reclassification of the non-credit portion of previously recorded other-than-temporary impairments on certain fixed maturities held as of April 1, 2009.  A cumulative effect adjustment of $1,397 was recorded as an increase to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) in the statement of stockholder’s equity.  The following table summarizes the components of the cumulative effect adjustment:

Increase in amortized cost of fixed maturity available-for-sale securities	$2,149
Income tax	(752)
Net cumulative effect	$1,397

The Company recorded other-than-temporary impairments on fixed maturity investments of $236, $5,675 and $142 during 2009, 2008 and 2007, respectively.  Of the $5,675 in 2008, $4,616 was related to the write-down of a security in the financial services industry backed by Lehman Brothers Holdings Inc.  The remaining $1,059 was related to the write-down of a security in the automobile industry backed by General Motors Corporation.  The Company recorded other-than-temporary impairment on equity securities of $0, $42 and $63 during 2009, 2008 and 2007, respectively.

The other-than-temporary impairments of fixed maturity securities where a portion was related to non-credit losses which were recognized in net realized capital gains (losses) in the statement of income, is summarized as follows:

Bifurcated credit loss balance, April 1, 2009	$5,675
Non-credit losses reclassified out of retained earnings into AOCI	(2,149)
Bifurcated credit loss balance, December 31, 2009	$3,526

The credit loss portion on fixed maturities was determined as the difference between the securities’ amortized cost and the present value of expected future cash flows.  These expected cash flows were determined using judgment and the best information available to the Company and were discounted at the security’s original effective rate.  Inputs used to derive expected cash flows included default rates, credit ratings, collateral characteristics and current levels of subordination.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Investment income:
Fixed maturity and short-term investments	$26,024	$24,605	$22,396
Mortgage loans on real estate	5,135	5,389	5,661
Policy loans	901	824	933
Other, including interest income (expense) from
related parties of $1, $0 and $0	1,029	810	(148)
	33,089	31,628	28,842
Investment expenses	(539)	(627)	(1,194)
Net investment income	$32,550	$31,001	$27,648

Realized Gains (Losses) on Investments

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Net realized gains (losses):
Fixed maturity and short-term investments	$243	$(5,316)	$760
Equity investments	-	(41)	(47)
Mortgage loans on real estate	182	219	454
Other	(1,123)	(77)	(30)
Provision for mortgage impairments,
net of recoveries	6	-	-
Net realized gains (losses) on investments	$(692)	$(5,215)	$1,137

Included in other at December 31, 2009 are net realized gains (losses) on interest rate futures of ($1,123).

6. Fair Value Measurements

The following table summarizes the carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
	Carrying	Estimated	Carrying	Estimated
Assets	Amount	Fair Value	Amount	Fair Value
Fixed maturities and short-term investments	$581,805	$581,805	$396,999	$396,999
Mortgage loans on real estate	80,458	81,522	86,604	87,542
Equity investments	87	87	82	82
Policy loans	13,667	13,667	12,890	12,890
Other investments	155	155	178	178
Collateral under securities lending agreements	22,943	22,943	32,566	32,566
Reinsurance receivable	129	129	67	67
Separate account assets	193,556	193,556	122,630	122,630

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

	December 31, 2009		December 31, 2008
	Carrying	Estimated	Carrying	Estimated
Liabilities	Amount	Fair Value	Amount	Fair Value
Annuity contract benefits without
life contingencies	$219,229	$213,284	$156,470	$156,727
Policyholders' funds	2,813	2,813	2,797	2,797
Repurchase agreements	82,301	82,301	-	-
Payable under securities lending agreements	22,943	22,943	32,566	32,566
Separate account liabilities	193,556	193,556	122,630	122,630

Fixed maturity and equity securities - The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated.  To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.  Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements and repurchase agreements - The carrying value of short-term investments, collateral and payable under securities lending agreements and repurchase agreements is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate - Mortgage loan fair value estimates are generally based on discounted cash flows.  A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality.  The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans - Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

Other investments - Other investments include the Company’s percentage ownership of a foreclosed lease interest in an aircraft.  The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft.

Reinsurance receivable - The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract benefits without life contingencies - The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds - The estimated fair value of policyholders’ funds is the same as the carrying amount since the Company can change the interest crediting rates due to fluctuations in market interest rates with 30 days notice.

Separate account assets and liabilities - Separate account assets and liabilities are adjusted to net asset value on a daily basis which approximates fair value.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

Fair value hierarchy

The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•  Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.  Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•  Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.  The fair values for some Level 2 securities were obtained from a pricing service.  The list of inputs used by the pricing service is reviewed on a quarterly basis.  The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data.  Level 2 securities include those priced using a matrix which are based on credit quality and average life, U.S. government and agency securities, restricted stock, some private equities, certain fixed maturity investments and some over-the-counter derivatives.  See Note 6 for further discussions of derivatives and their impact on the Company’s financial statements.

•  Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability.  The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models.  Financial assets and liabilities utilizing Level 3 inputs include certain fixed maturity investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2009
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations
and U.S. agencies	$-	$177,981	$-	$177,981
Obligations of U.S. states and
their subdivisions	-	17,221	-	17,221
Foreign governments	-	78	-	78
Corporate debt securities	-	204,474	3,512	207,986
Asset-backed securities	-	46,715	5,197	51,912
Residential mortgage-backed
securities	-	30,806	-	30,806
Commercial mortgage-backed
securities	-	15,335	5,009	20,344
Total fixed maturities available-for-sale	$-	$492,610	$13,718	$506,328
Equity investments, available-for-sale
Airline industry	87	-	-	87
Total equity investments	$87	$-	$-	$87
Short-term investments, available-for-sale	10,122	65,355	-	75,477
Collateral under securities lending
agreements	22,943	-	-	22,943
Separate account assets 1	193,492	-	-	193,492
Total assets	$226,644	$557,965	$13,718	$798,327

Liabilities
Total liabilities	$-	$-	$-	$-
1 Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities
	Year Ended December 31, 2009
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Other assets and liabilities	Separate Accounts
Balance, January 1, 2009	$9,447	$5,288	$5,108	$-	-
Realized and unrealized gains and losses:
Gains (losses) included in net income	(115)	-	-	-	-
Gains (losses) included in other
comprehensive income (loss)	(436)	751	1	-	-
Purchases, issuances and settlements	(59)	(27)	(100)	-	-
Transfers in (out) of Level 3	(5,325)	(815)	-	-	-
Balance, December 31, 2009	$3,512	$5,197	$5,009	$-	$-

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-

Realized and unrealized gains and losses due to the changes in fair value on assets classified as Level 3 included in net income for the year ended December 31, 2009 are as follows:

	Year Ended December 31, 2009
	Net realized gains (losses) on investments	Net investment income
Realized and unrealized gains and losses
included in net income for the period	$(115)	$-

Non-recurring assets and liabilities - At December 31, 2009, the Company had no assets or liabilities measured at fair value on a non-recurring basis.

7.  Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts.  The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life.  Life insurance policies are first reinsured to GWL&A up to a maximum of $3,250 of coverage per individual life.  Any excess amount is reinsured to a third party.

Reinsurance contracts do not relieve the Company from its obligations to policyholders.  Failure of reinsurers to honor their obligations could result in losses to the Company.  Consequently, allowances are established for amounts deemed uncollectible.  The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.  At December 31, 2009 and 2008, the reinsurance receivables had net carrying values in the amounts of $47,012 and $51,168, respectively.  Included in these amounts are $39,960 and $42,854 at December 31, 2009 and 2008, respectively, associated with reinsurance agreements with related parties.  At December 31, 2009 and 2008, 84% and 83% of the total reinsurance receivable was due from Canada Life Assurance Company, respectively.  There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2009 or 2008.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in force and premium income at, and for the year ended, December 31, 2009:

	Written and Earned Direct	Reinsurance Ceded	Reinsurance Assumed	Net
Life insurance in-force:
Individual	$4,735,112	$(2,654,978)	$-	$2,080,134

Premium income:
Life insurance	$22,100	$(8,425)	$-	$13,675
Annuities	90	(3)	-	87
Total	$22,190	$(8,428)	$-	$13,762

The following tables summarize life insurance in force and premium income at, and for the year ended, December 31, 2008:

	Written and Earned Direct	Reinsurance Ceded	Reinsurance Assumed	Net
Life insurance in-force:
Individual	$5,196,461	$(2,849,347)	$-	$2,347,114

Premium income:
Life insurance	$25,907	$(10,800)	$-	$15,107
Annuities	163	(7)	-	156
Total	$26,070	$(10,807)	$-	$15,263

The following table summarizes premium income for the year ended December 31, 2007

	Written and Earned Direct	Reinsurance Ceded	Reinsurance Assumed	Net
Premium income:
Life insurance	$26,101	$(10,311)	$-	$15,790
Annuities	56	(5)	-	51
Total	$26,157	$(10,316)	$-	$15,841

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

8.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2009, 2008 and 2007:

	DAC	VOBA	Total
Balance, January 1, 2007	$11,808	$330	$12,138
Capitalized additions	3,679	-	3,679
Amortization and writedowns	(2,873)	(136)	(3,009
Unrealized investment (gains) losses	86	118	204
Balance, December 31, 2007	12,700	312	13,012
Capitalized additions	2,423	-	2,423
Amortization and writedowns	(2,245)	(88)	(2,333)
Unrealized investment (gains) losses	(195)	384	189
Balance, December 31, 2008	12,683	608	13,291
Capitalized additions	1,701	-	1,701
Amortization and writedowns	(2,308)	23	(2,285)
Unrealized investment (gains) losses	590	115	705
Balance, December 31, 2009	$12,666	$746	$13,412

The estimated future amortization expense for VOBA for the next five years is as follows:

Year Ended December 31,	Amount
2010	$27
2011	27
2012	27
2013	27
2014	27

9.  Stockholder’s Equity, Dividend Restrictions and Other Matters

At December 31, 2009 and 2008, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for years ended December 31, 2009, 2008 and 2007 are as follows:

	Year Ended December 31,
Balance, January 1, 2007	2009	2008	2007
Capitalized additions	(Unaudited)
Amortization and writedowns	$8,940	$4,943	$5,204
Unrealized investment (gains) losses	65,871	53,411	47,784

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus.  Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company paid dividends in the amounts of $0, $0 and $4,500 during the years ended December 31, 2009, 2008 and 2007, respectively.

The maximum amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory surplus and statutory net gain from operations.  Unaudited statutory surplus and net gain from operations for the year ended December 31, 2009 were $63,371 and $8,940, respectively.  The Company may pay up to $6,337 (unaudited) of dividends in 2010 without the approval of the Insurance Commissioner.

10.  Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising
during the year on available-for-sale
fixed maturity investments	$20,997	$(7,349)	$13,648
Reclassification adjustment for (gains)
losses realized in net income	4,883	(1,709)	3,174
Net unrealized gains (losses)	25,880	(9,058)	16,822
Future policy benefits, DAC and VOBA adjustment	704	(246)	458
Other comprehensive income (loss)	$26,584	$(9,304)	$17,280

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising
during the year on available-for-sale
fixed maturity investments	$(37,817)	$13,236	$(24,581)
Reclassification adjustment for (gains)
losses realized in net income	237	(83)	154
Net unrealized gains (losses)	(37,580)	13,153	(24,427)
Future policy benefits, DAC and VOBA adjustment	191	(67)	124
Other comprehensive income (loss)	$(37,389)	$13,086	$(24,303)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007
	Before-tax	Tax (Expense)	Net-of-tax
	Amount	Benefit	Amount
Unrealized holding gains (losses) arising
during the year on available-for-sale
fixed maturity investments	$3,196	$(1,119)	$2,077
Reclassification adjustment for (gains)
losses realized in net income	(574)	201	(373)
Net unrealized gains (losses)	2,622	(918)	1,704
Future policy benefits, DAC and VOBA adjustment	202	(70)	132
Other comprehensive income (loss)	$2,824	$(988)	$1,836

11.               General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31
	2009	2008	2007
Compensation	$5,494	$5,003	$4,382
Commissions	3,218	2,870	3,994
Premium and other taxes	2,183	322
Capitalization of DAC	(1,701)	(2,423)	(3,679)
Other	201	237	152
Total general insurance expenses	$9,395	$6,009	$$4,939

12.  Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year Ended December 31,
	2009	2008	2007
Current	$925	$4,767	$3,690
Deferred	1,546	(2,059)	(1,303)
Total income tax provision from continuing operations	$2,471	$2,708	$2,387

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2009, 2008 and 2007:

	Year Ended December 31,
	2009	2008	2007
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	3.0	4.2	3.8
Provision for participating policies	4.7	6.0	2.4
Prior year tax adjustment	(14.5)	(10.8)	(13.2)
Other, net	(0.5)	(0.5)	0.4
Effective federal income tax rate
from continuing operations	27.7%	33.9%	28.4%

The prior year tax adjustments are due to the analysis of the deferred income tax and other tax related accounts including adjustments to the provision for income taxes compared to the tax return as filed.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities.  The income tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2009 and 2008 are as follows:

	December 31,
	2009		2008
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Policyholder reserves
Individual	$11,194	$-	$7,332	$-
	-	181	109	-
Premium income:	-	4,386	9,809	-
Life insurance	8	-	940	-
Annuities	1,234	-	880	-
Total	$12,436	$4,567	$19,070	$-

Amounts presented for investment assets above include $3,385 and $12,326 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2009 and 2008, respectively.

The Company adopted the income tax contingency provisions contained in ASC topic 740 on January 1, 2007.  The Company did not recognize an increase in the liability for unrecognized tax benefits for the year ended December 31, 2009.  A reconciliation of unrecognized tax benefits for the years ended December 31, 2009 and 2008 is as follows:

Balance, January 1, 2008	$166
Additions for tax positions in the current year	-
Balance, December 31, 2008	166
Additions for tax positions in the current year	-
Balance, December 31, 2009	$$166

Included in the balance at December 31, 2009 are $166 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Due to the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2009, 2008 and 2007
(Dollars in Thousands, Except Share Amounts)

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense.  The Company recognized approximately $8 and $18 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2009 and 2008, respectively.  The Company had approximately $37and $29 accrued for the payment of interest and penalties at December 31, 2009 and 2008, respectively.

The Company files income tax returns in the U.S federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years 2004 and prior.  Tax years 2005, 2006, 2007 and 2008 are open to federal examination by the Internal Revenue Service (the “I.R.S.”).  The Company is currently under federal examination by the I.R.S. for the 2005 tax year.  The Company does not expect significant increases or decreases to unrecognized benefits relating to federal, state or local audits.

Included in other assets at December 31, 2009 and 2008 are current income tax receivables in the amounts of $590 and $462, respectively, related to the separate federal income tax returns.

13.  Commitments and Contingencies

The Company is involved in various legal proceedings, which arise in the ordinary course of its business.  In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s financial position or results of its operations.

The Company makes commitments to fund investments in the normal course of its business.  The amounts of these unfunded commitments at December 31, 2009 and 2008 were $0 and $1,087, respectively, all of which is due within one year from the dates indicated.

14.  Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 12, 2010, the date on which the Company’s financial statements were issued.  No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company
Financial Statements for the Years Ended December 31, 2009 and 2008
and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Variable Annuity -1 Series Account
and the Board of Directors of
First Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Series Account’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the fund house. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of  each of the investment divisions constituting the Variable Annuity -1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2009, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 9, 2010

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets

	As Of	For the	For Each of the
AIM V.I. Core Equity Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. High Yield Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. International Growth Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AIM V.I. Mid Cap Core Equity Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
AIM V.I. Small Cap Equity Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
AIM V.I. Technology Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger LargeCap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Alger MidCap Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Growth & Income Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS International Growth Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS International Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Real Estate Investment Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 8, 2008* to December 31, 2008
AllianceBernstein VPS Small/Midcap Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
AllianceBernstein VPS Utility Income Portfolio	N/A	Period from January 1, 2009 to September 28, 2009**	Period from January 1, 2009 to September 28, 2009** and Year Ended December 31, 2008
American Century VP Balanced Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century VP Income & Growth Fund	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009
American Century VP International Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
American Century VP Mid Cap Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
American Century VP Value Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Columbia VIT Marsico 21st Century Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Columbia VIT Small Cap Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Delaware VIP Growth Opportunities Series	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 8, 2008* to December 31, 2008
Delaware VIP Small Cap Value Series	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus IP MidCap Stock Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus VIF Appreciation Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Dreyfus VIF Developing Leaders Portfolio	N/A	Period from January 1, 2009 to October 20, 2009**	Period from January 1, 2009 to October 20, 2009** and Year Ended December 31, 2008
Dreyfus VIF Growth & Income Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Blue Chip VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Capital Growth VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Growth & Income VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Health Care VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Large Cap Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Small Cap Index VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
DWS Strategic Value VIP Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Capital Income Fund II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Clover Value Fund II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Federated Fund for U.S. Government Securities II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Franklin Small Cap Value Securities Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Balanced Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Growth & Income Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Janus Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Overseas Portfolio Institutional Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Overseas Portfolio Service Shares	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Janus Aspen Worldwide Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Lazard Retirement Emerging Markets Equity Series Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
LVIP Baron Growth Opportunities Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
MFS International Value Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
MFS Utilities Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 1, 2008* to December 31, 2008
Neuberger Berman AMT Regency Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
NVIT Mid Cap Index Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Oppenheimer Global Securities Fund/VA	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Oppenheimer International Growth Fund/VA	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 8, 2008* to December 31, 2008
PIMCO VIT High Yield Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO VIT Low Duration Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
PIMCO VIT Total Return Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Emerging Markets VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 8, 2008* to December 31, 2008
Pioneer Fund VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Growth Opportunities VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Mid Cap Value VCT Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Pioneer Small Cap Value VCT Portfolio	N/A	Period from January 1, 2009 to April 29, 2009**	Period from January 1, 2009 to April 29, 2009** and Year Ended December 31, 2008
Prudential Series Fund Equity Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Prudential Series Fund Natural Resources Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Royce Capital Fund Small-Cap Portfolio	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Schwab MarketTrack Growth Portfolio II	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Schwab Money Market Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Schwab S&P 500 Index Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Seligman Communications & Information Portfolio	December 31, 2009	Year Ended December 31, 2009	Year Ended December 31, 2009 and Period from May 8, 2008* to December 31, 2008
Sentinel Variable Products Bond Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Sentinel Variable Products Common Stock Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Sentinel Variable Products Small Company Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Third Avenue Value Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Touchstone Mid Cap Growth Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets

	As Of	For the	For Each of the
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Van Eck Insurance Trust Worldwide Bond Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Van Kampen LIT ComStock	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Van Kampen LIT Growth & Income	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Wells Fargo Advantage VT Discovery Fund	December 31, 2009	Period from May 1, 2009* to December 31, 2009	Period from May 1, 2009* to December 31, 2009
Wells Fargo Advantage VT Opportunity Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009
Wells Fargo Advantage VT Small/Mid Cap Value Fund	December 31, 2009	Year Ended December 31, 2009	Two Years Ended December 31, 2009

* - date represents commencement of operations
** - date represents cessation of contractholders investment

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND

ASSETS:
Investments at market value (1)	$396,774	$85,006	$316,002	$4,670	$9,736	$248,511
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	396,774	85,006	316,002	4,670	9,736	248,511

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	28	6	21		1	17

Total liabilities	28	6	21		1	17

NET ASSETS	$396,746	$85,000	$315,981	$4,670	$9,735	$248,494

NET ASSETS REPRESENTED BY:
Accumulation units	$396,746	$85,000	$315,981	$4,670	$9,735	$248,494
Contracts in payout phase

NET ASSETS	$396,746	$85,000	$315,981	$4,670	$9,735	$248,494

ACCUMULATION UNITS OUTSTANDING	24,711	5,690	33,596	374	798	103,130

UNIT VALUE (ACCUMULATION)	$16.06	$14.94	$9.41	$12.49	$12.20	$2.41

(1) Cost of investments:	$362,468	$90,489	$282,150	$4,316	$9,599	$262,830
Shares of investments:	15,922	16,285	12,149	428	757	18,841

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	ALGER LARGECAP GROWTH PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at market value (1)	$1,221,837	$359,074	$91,160	$74,419	$1,121,088	$565,251
Investment income due and accrued
Purchase payments receivable	1,400				889
Due from First Great West Life & Annuity Insurance Company

Total assets	1,223,237	359,074	91,160	74,419	1,121,977	565,251

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	86	25	6	5	77	38

Total liabilities	86	25	6	5	77	38

NET ASSETS	$1,223,151	$359,049	$91,154	$74,414	$1,121,900	$565,213

NET ASSETS REPRESENTED BY:
Accumulation units	$1,223,151	$359,049	$91,154	$74,414	$1,121,900	$565,213
Contracts in payout phase

NET ASSETS	$1,223,151	$359,049	$91,154	$74,414	$1,121,900	$565,213

ACCUMULATION UNITS OUTSTANDING	75,054	32,146	11,128	8,889	97,388	80,622

UNIT VALUE (ACCUMULATION)	$16.30	$11.17	$8.19	$8.37	$11.52	$7.01

(1) Cost of investments:	$1,466,838	$339,995	$79,905	$96,595	$1,263,895	$419,445
Shares of investments:	31,491	33,621	5,997	4,238	67,292	38,452

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND

ASSETS:
Investments at market value (1)	$55,425	$199,482	$409,268	$29,161	$293,872	$60,723
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	55,425	199,482	409,268	29,161	293,872	60,723

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	4	13	29	2	21	4

Total liabilities	4	13	29	2	21	4

NET ASSETS	$55,421	$199,469	$409,239	$29,159	$293,851	$60,719

NET ASSETS REPRESENTED BY:
Accumulation units	$55,421	$199,469	$409,239	$29,159	$293,851	$60,719
Contracts in payout phase

NET ASSETS	$55,421	$199,469	$409,239	$29,159	$293,851	$60,719

ACCUMULATION UNITS OUTSTANDING	7,388	21,224	35,042	3,661	19,393	4,631

UNIT VALUE (ACCUMULATION)	$7.50	$9.40	$11.68	$7.96	$15.15	$13.11

(1) Cost of investments:	$36,721	$166,630	$420,065	$24,996	$343,616	$55,087
Shares of investments:	5,749	14,876	71,177	5,420	38,017	5,006

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO

ASSETS:
Investments at market value (1)	$1,035,285	$1,695	$58,185	$42,108	$280,192	$42,291
Investment income due and accrued
Purchase payments receivable	1,191
Due from First Great West Life & Annuity Insurance Company

Total assets	1,036,476	1,695	58,185	42,108	280,192	42,291

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	71		4	3	20	3

Total liabilities	71		4	3	20	3

NET ASSETS	$1,036,405	$1,695	$58,181	$42,105	$280,172	$42,288

NET ASSETS REPRESENTED BY:
Accumulation units	$1,036,405	$1,695	$58,181	$42,105	$280,172	$42,288
Contracts in payout phase

NET ASSETS	$1,036,405	$1,695	$58,181	$42,105	$280,172	$42,288

ACCUMULATION UNITS OUTSTANDING	86,219	127	4,607	4,581	19,775	3,531

UNIT VALUE (ACCUMULATION)	$12.02	$13.35	$12.63	$9.19	$14.17	$11.98

(1) Cost of investments:	$1,075,854	$1,496	$55,237	$32,173	$261,172	$30,758
Shares of investments:	196,077	166	4,162	2,583	11,526	4,043

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO

ASSETS:
Investments at market value (1)	$776,196	$53,845	$77,099	$351,054	$347,632	$129,821
Investment income due and accrued		125
Purchase payments receivable	1,720
Due from First Great West Life & Annuity Insurance Company

Total assets	777,916	53,970	77,099	351,054	347,632	129,821

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	51	4	5	26	23	9

Total liabilities	51	4	5	26	23	9

NET ASSETS	$777,865	$53,966	$77,094	$351,028	$347,609	$129,812

NET ASSETS REPRESENTED BY:
Accumulation units	$777,865	$53,966	$77,094	$351,028	$347,609	$129,812
Contracts in payout phase

NET ASSETS	$777,865	$53,966	$77,094	$351,028	$347,609	$129,812

ACCUMULATION UNITS OUTSTANDING	79,802	6,051	8,605	37,866	38,286	16,022

UNIT VALUE (ACCUMULATION)	$9.75	$8.92	$8.96	$9.27	$9.08	$8.10

(1) Cost of investments:	$702,384	$67,924	$72,363	$349,357	$271,041	$160,365
Shares of investments:	24,720	3,194	8,124	20,736	34,625	19,347

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL INCOME FUND II	FEDERATED CLOVER VALUE FUND II

ASSETS:
Investments at market value (1)	$64,575	$237,066	$309,589	$41,703	$88,502	$300,062
Investment income due and accrued
Purchase payments receivable		1,191
Due from First Great West Life & Annuity Insurance Company

Total assets	64,575	238,257	309,589	41,703	88,502	300,062

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	5	16	21	3	6	21

Total liabilities	5	16	21	3	6	21

NET ASSETS	$64,570	$238,241	$309,568	$41,700	$88,496	$300,041

NET ASSETS REPRESENTED BY:
Accumulation units	$64,570	$238,241	$309,568	$41,700	$88,496	$300,041
Contracts in payout phase

NET ASSETS	$64,570	$238,241	$309,568	$41,700	$88,496	$300,041

ACCUMULATION UNITS OUTSTANDING	5,960	24,306	24,497	5,070	6,783	24,596

UNIT VALUE (ACCUMULATION)	$10.83	$9.80	$12.64	$8.22	$13.05	$12.20

(1) Cost of investments:	$52,985	$233,629	$320,315	$39,088	$87,869	$532,952
Shares of investments:	5,760	21,829	31,272	5,666	10,208	33,119

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at market value (1)	$2,058,481	$257,904	$855,642	$912,544	$616,088	$2,179,437
Investment income due and accrued
Purchase payments receivable	1,635					3,511
Due from First Great West Life & Annuity Insurance Company

Total assets	2,060,116	257,904	855,642	912,544	616,088	2,182,948

LIABILITIES:
Redemptions payable					562
Due to First Great West Life & Annuity Insurance Company	138	18	60	62	43	148

Total liabilities	138	18	60	62	605	148

NET ASSETS	$2,059,978	$257,886	$855,582	$912,482	$615,483	$2,182,800

NET ASSETS REPRESENTED BY:
Accumulation units	$2,059,978	$257,886	$855,582	$912,482	$615,483	$2,182,800
Contracts in payout phase

NET ASSETS	$2,059,978	$257,886	$855,582	$912,482	$615,483	$2,182,800

ACCUMULATION UNITS OUTSTANDING	132,600	30,758	56,874	85,311	35,226	180,221

UNIT VALUE (ACCUMULATION)	$15.54	$8.38	$15.04	$10.70	$17.47	12.11

(1) Cost of investments:	$2,026,056	$253,500	$843,642	$845,673	$555,123	$2,039,450
Shares of investments:	179,780	20,196	31,832	32,673	49,013	163,132

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO

ASSETS:
Investments at market value (1)	$328,362	$560,216	$435,299	$466,767	$1,065,043	$537,792
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	328,362	560,216	435,299	466,767	1,065,043	537,792

LIABILITIES:
Redemptions payable		1,834		89	1,600
Due to First Great West Life & Annuity Insurance Company	23	37	31	33	75	38

Total liabilities	23	1,871	31	122	1,675	38

NET ASSETS	$328,339	$558,345	$435,268	$466,645	$1,063,368	$537,754

NET ASSETS REPRESENTED BY:
Accumulation units	$328,339	$558,345	$435,268	$466,645	$1,063,368	$537,754
Contracts in payout phase

NET ASSETS	$328,339	$558,345	$435,268	$466,645	$1,063,368	$537,754

ACCUMULATION UNITS OUTSTANDING	26,023	67,778	30,764	18,030	106,256	39,553

UNIT VALUE (ACCUMULATION)	$12.62	$8.24	$14.15	$25.88	$10.01	13.60

(1) Cost of investments:	$381,938	$477,836	$428,610	$516,935	$1,028,161	$498,228
Shares of investments:	20,535	34,883	20,313	10,171	23,626	20,542

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND

ASSETS:
Investments at market value (1)	$695,615	$1,175,183	$190,519	$169,391	$22,858	$286,718
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	695,615	1,175,183	190,519	169,391	22,858	286,718

LIABILITIES:
Redemptions payable		2,506		800
Due to First Great West Life & Annuity Insurance Company	47	81	13	12	2	20

Total liabilities	47	2,587	13	812	2	20

NET ASSETS	$695,568	$1,172,596	$190,506	$168,579	$22,856	$286,698

NET ASSETS REPRESENTED BY:
Accumulation units	$695,568	$1,172,596	$190,506	$168,579	$22,856	$286,698
Contracts in payout phase

NET ASSETS	$695,568	$1,172,596	$190,506	$168,579	$22,856	$286,698

ACCUMULATION UNITS OUTSTANDING	47,508	78,578	14,534	20,261	2,819	22,252

UNIT VALUE (ACCUMULATION)	$14.64	$14.92	$13.11	$8.32	$8.11	12.88

(1) Cost of investments:	$589,286	$1,187,634	$167,741	$152,349	$31,686	$300,236
Shares of investments:	36,173	49,066	13,249	7,479	1,730	19,425

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO

ASSETS:
Investments at market value (1)	$1,227,898	$93,655	$2,207,536	$2,069,508	$5,275,509	$71,016
Investment income due and accrued			15,916	3,330	14,191
Purchase payments receivable			3,568		7,822
Due from First Great West Life & Annuity Insurance Company

Total assets	1,227,898	93,655	2,227,020	2,072,838	5,297,522	71,016

LIABILITIES:
Redemptions payable	1,477
Due to First Great West Life & Annuity Insurance Company	86	6	154	142	364	4

Total liabilities	1,563	6	154	142	364	4

NET ASSETS	$1,226,335	$93,649	$2,226,866	$2,072,696	$5,297,158	$71,012

NET ASSETS REPRESENTED BY:
Accumulation units	$1,226,335	$93,649	$2,226,866	$2,072,696	$5,297,158	$71,012
Contracts in payout phase

NET ASSETS	$1,226,335	$93,649	$2,226,866	$2,072,696	$5,297,158	$71,012

ACCUMULATION UNITS OUTSTANDING	74,568	11,425	163,105	171,684	408,804	9,289

UNIT VALUE (ACCUMULATION)	$16.45	$8.20	$13.65	$12.07	$12.96	7.64

(1) Cost of investments:	$1,250,424	$72,583	$1,837,187	$2,041,756	$5,160,984	$51,326
Shares of investments:	46,336	56,761	303,233	204,699	487,570	2,636

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO

ASSETS:
Investments at market value (1)	$214,378	$84,506	$187,563	$64,776	$9,611	$157,056
Investment income due and accrued
Purchase payments receivable				831
Due from First Great West Life & Annuity Insurance Company

Total assets	214,378	84,506	187,563	65,607	9,611	157,056

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	14	7	13	5	1	10

Total liabilities	14	7	13	5	1	10

NET ASSETS	$214,364	$84,499	$187,550	$65,602	$9,610	$157,046

NET ASSETS REPRESENTED BY:
Accumulation units	$214,364	$84,499	$187,550	$65,602	$9,610	$157,046
Contracts in payout phase

NET ASSETS	$214,364	$84,499	$187,550	$65,602	$9,610	$157,046

ACCUMULATION UNITS OUTSTANDING	21,657	6,535	20,824	6,253	669	11,984

UNIT VALUE (ACCUMULATION)	$9.90	$12.93	$9.01	$10.49	$14.36	13.10

(1) Cost of investments:	$230,178	$102,448	$197,056	$75,542	$9,584	$145,317
Shares of investments:	10,938	4,415	13,016	2,884	261	18,178

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

ASSETS:
Investments at market value (1)	$568,175	$6,479,379	$5,977,885	$65,762	$12,338	$1,652
Investment income due and accrued		82
Purchase payments receivable			1,659
Due from First Great West Life & Annuity Insurance Company		12,282

Total assets	568,175	6,491,743	5,979,544	65,762	12,338	1,652

LIABILITIES:
Redemptions payable		18,258
Due to First Great West Life & Annuity Insurance Company	40	447	421	5	1	1

Total liabilities	40	18,705	421	5	1	1

NET ASSETS	$568,135	$6,473,038	$5,979,123	$65,757	$12,337	$1,651

NET ASSETS REPRESENTED BY:
Accumulation units	$568,135	$6,401,518	$5,979,123	$65,757	$12,337	$1,651
Contracts in payout phase		71,520

NET ASSETS	$568,135	$6,473,038	$5,979,123	$65,757	$12,337	$1,651

ACCUMULATION UNITS OUTSTANDING	38,781	498,366	425,390	6,197	1,167	131

UNIT VALUE (ACCUMULATION)	$14.65	$12.85	$14.06	$10.61	$10.57	12.60

(1) Cost of investments:	$620,774	$6,479,379	$6,585,648	$51,951	$13,423	$1,519
Shares of investments:	42,401	6,479,379	368,096	3,366	1,236	139

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND	VAN KAMPEN LIT COMSTOCK

ASSETS:
Investments at market value (1)	$50,533	$522,073	$1,689	$876,708	$178,801	$231,508
Investment income due and accrued
Purchase payments receivable					378
Due from First Great West Life & Annuity Insurance Company

Total assets	50,533	522,073	1,689	876,708	179,179	231,508

LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	3	36		63	12	16

Total liabilities	3	36		63	12	16

NET ASSETS	$50,530	$522,037	$1,689	$876,645	$179,167	$231,492

NET ASSETS REPRESENTED BY:
Accumulation units	$50,530	$522,037	$1,689	$876,645	$179,167	$231,492
Contracts in payout phase

NET ASSETS	$50,530	$522,037	$1,689	$876,645	$179,167	$231,492

ACCUMULATION UNITS OUTSTANDING	4,001	65,920	129	38,198	16,453	24,258

UNIT VALUE (ACCUMULATION)	$12.63	$7.92	$13.09	$22.95	$10.89	9.54

(1) Cost of investments:	$45,939	$486,281	$1,496	$1,166,416	$180,099	$283,496
Shares of investments:	4,290	38,586	153	86,375	15,217	22,899

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
					(UNAUDITED)
ASSETS:
Investments at market value (1)	$407,951	$29,314	$199,130	$175,970	$50,034,098
Investment income due and accrued					33,644
Purchase payments receivable					25,795
Due from First Great West Life & Annuity Insurance Company					12,282

Total assets	407,951	29,314	199,130	175,970	50,105,819

LIABILITIES:
Redemptions payable					27,126
Due to First Great West Life & Annuity Insurance Company	28	2	14	12	3,462

Total liabilities	28	2	14	12	30,588

NET ASSETS	$407,923	$29,312	$199,116	$175,958	$50,075,231

NET ASSETS REPRESENTED BY:
Accumulation units	$407,923	$29,312	$199,116	$175,958	$50,003,711
Contracts in payout phase					71,520

NET ASSETS	$407,923	$29,312	$199,116	$175,958	$50,075,231

ACCUMULATION UNITS OUTSTANDING	39,447	3,486	20,902	13,371

UNIT VALUE (ACCUMULATION)	$10.34	$8.41	$9.53	$13.16

(1) Cost of investments:	$423,871	$22,412	$156,952	$248,077	$50,338,804
Shares of investments:	24,921	1,867	13,266	22,474

The accompanying notes are an integral part of these financial statements.					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND
				(1)	(1)
INVESTMENT INCOME:
Dividends	$6,703	$6,194	$4,166	$55	$15	$

EXPENSES:
Mortality and expense risk	3,355	643	1,568	14	15	1,724

NET INVESTMENT INCOME (LOSS)	3,348	5,551	2,598	41		(1,724)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	3,054	(19,326)	(8,287)		(1)	(9,785)
Realized gain distributions				53

Net realized gain (loss)	3,054	(19,326)	(8,287)	53	(1)	(9,785)

Change in net unrealized appreciation (depreciation)
on investments	92,893	43,659	73,122	354	137	102,944

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$99,295	$29,884	$67,433	$448	$136	$91,435

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	ALGER LARGECAP GROWTH PORTFOLIO	ALGER MIDCAP GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$7,971	$		$5,339	$		$48,236	$6,924

EXPENSES:
Mortality and expense risk	9,812		3,265	970		555	8,384	5,507

NET INVESTMENT INCOME (LOSS)	(1,841)		(3,265)	4,369		(555)	39,852	1,417

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(53,304)		(461,472)	(50,200)		(1,779)	(661,725)	(506,558)
Realized gain distributions

Net realized loss	(53,304)		(461,472)	(50,200)		(1,779)	(661,725)	(506,558)

Change in net unrealized appreciation (depreciation)
on investments	504,369		628,537	74,997		21,284	955,881	707,859

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$449,224		$163,800	$29,166		$18,950	$334,008	$202,718

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND
			(1)		(2)
INVESTMENT INCOME:
Dividends	$1,319	$2,101	$5,428	$22,760	$734	$6,933

EXPENSES:
Mortality and expense risk	346	1,314	715	3,476	126	2,612

NET INVESTMENT INCOME	973	787	4,713	19,284	608	4,321

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(1,320)	(37,413)	(63,997)	(119,881)		(33,992)
Realized gain distributions	957	8,199

Net realized loss	(363)	(29,214)	(63,997)	(119,881)		(33,992)

Change in net unrealized appreciation (depreciation)
on investments	18,292	91,208	67,913	147,265	4,165	120,890

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$18,902	$62,781	$8,629	$46,668	$4,773	$91,219

(1) The investment division ceased operations on September 28, 2009.
(2)	The investment division commenced operations on May 1, 2008, but had no activity until 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VIT MARSICO 21ST CENTURY FUND		COLUMBIA VIT SMALL CAP VALUE FUND		DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	(1)			(1)		(1)
INVESTMENT INCOME:
Dividends	$276	$53,707	$		$		$		$2,726

EXPENSES:
Mortality and expense risk	103	8,032		23		126		233	2,287

NET INVESTMENT INCOME (LOSS)	173	45,675		(23)		(126)		(233)	439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	839	(438,455)		1,852		359		381	(103,019)
Realized gain distributions

Net realized gain (loss)	839	(438,455)		1,852		359		381	(103,019)

Change in net unrealized appreciation (depreciation)
on investments	5,636	574,773		199		2,948		9,257	169,525

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,648	$181,993		$2,028		$3,181		$9,405	$66,945

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.									(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO
			(1)
INVESTMENT INCOME:
Dividends	$915	$14,519	$150	$823	$522	$4,498

EXPENSES:
Mortality and expense risk	386	4,985	49	541	316	2,606

NET INVESTMENT INCOME	529	9,534	101	282	206	1,892

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(37,821)	(175,141)	(8,564)	(10,285)	(347)	(40,631)
Realized gain distributions		42,365

Net realized loss	(37,821)	(132,776)	(8,564)	(10,285)	(347)	(40,631)

Change in net unrealized appreciation (depreciation)
on investments	46,129	247,176	9,789	27,000	11,531	115,425

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$8,837	$123,934	$1,326	$16,997	$11,390	$76,686

(1) The investment division ceased operations on October 20, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,958	$2,223	$729	$3,806	$4,767	$6,236

EXPENSES:
Mortality and expense risk	2,243	935	527	1,435	2,125	841

NET INVESTMENT INCOME	2,715	1,288	202	2,371	2,642	5,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(63,675)	(4,050)	(7,701)	(48,156)	(125,962)	(133,294)
Realized gain distributions			690		17,880

Net realized loss	(63,675)	(4,050)	(7,011)	(48,156)	(108,082)	(133,294)

Change in net unrealized appreciation (depreciation)
on investments	139,778	34,910	18,424	76,927	169,810	152,692

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$78,818	$32,148	$11,615	$31,142	$64,370	$24,793

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	FEDERATED CAPITAL INCOME FUND II	FEDERATED CLOVER VALUE FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$5,036	$7,377	$108,799	$2,195	$23,918	$16,641

EXPENSES:
Mortality and expense risk	694	2,328	17,479	1,455	6,732	4,709

NET INVESTMENT INCOME	4,342	5,049	91,320	740	17,186	11,932

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(1,427)	(34,992)	(3,967)	(17,844)	260	(18,842)
Realized gain distributions				6,044	30,391	15,969

Net realized gain (loss)	(1,427)	(34,992)	(3,967)	(11,800)	30,651	(2,873)

Change in net unrealized appreciation (depreciation)
on investments	16,936	67,090	1,581	57,179	131,600	118,679

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$19,851	$37,147	$88,934	$46,119	$179,437	$127,738

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$33,617	$79,291	$2,940	$4,719	$2,064	$3,057

EXPENSES:
Mortality and expense risk	6,949	13,735	2,941	4,137	3,237	4,490

NET INVESTMENT INCOME (LOSS)	26,668	65,556	(1)	582	(1,173)	(1,433)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	16,168	11,677	(44,802)	(161,902)	(9,733)	(121,306)
Realized gain distributions	770	1,522				17,790

Net realized gain (loss)	16,938	13,199	(44,802)	(161,902)	(9,733)	(103,516)

Change in net unrealized appreciation (depreciation)
on investments	48,563	128,899	155,473	294,466	128,937	425,866

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$92,169	$207,654	$110,670	$133,146	$118,031	$320,917

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND		MFS UTILITIES PORTFOLIO
			(1)				(1)
INVESTMENT INCOME:
Dividends	$3,671	$6,895	$15,306	$		$		$653

EXPENSES:
Mortality and expense risk	6,840	4,068	2,504		7,854		709	543

NET INVESTMENT INCOME (LOSS)	(3,169)	2,827	12,802		(7,854)		(709)	110

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(222,145)	(5,800)	4,544		(155,894)		2,224	(1,934)
Realized gain distributions	26,422

Net realized gain (loss)	(195,723)	(5,800)	4,544		(155,894)		2,224	(1,934)

Change in net unrealized appreciation (depreciation)
on investments	639,124	152,927	106,329		469,587		22,778	20,081

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$440,232	$149,954	$123,675		$305,839		$24,293	$18,257

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$181	$1,733	$21,232	$932	$124,028	$64,860

EXPENSES:
Mortality and expense risk	157	1,926	8,568	458	12,127	15,319

NET INVESTMENT INCOME (LOSS)	24	(193)	12,664	474	111,901	49,541

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(2,715)	(59,330)	(196,252)	4,891	(140,589)	(13,273)
Realized gain distributions	264	6,671	20,244			93,657

Net realized gain (loss)	(2,451)	(52,659)	(176,008)	4,891	(140,589)	80,384

Change in net unrealized appreciation (depreciation)
on investments	9,392	123,298	508,925	20,471	517,387	93,676

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,965	$70,446	$345,581	$25,836	$488,699	$223,601

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO
							(1)
INVESTMENT INCOME:
Dividends	$220,716	$349	$3,286	$		$714	$2,717

EXPENSES:
Mortality and expense risk	36,200	276	1,485		1,214	812	439

NET INVESTMENT INCOME (LOSS)	184,516	73	1,801		(1,214)	(98)	2,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	51,264	108	(27,712)		(51,283)	(1,452)	(88,027)
Realized gain distributions	158,674

Net realized gain (loss)	209,938	108	(27,712)		(51,283)	(1,452)	(88,027)

Change in net unrealized appreciation (depreciation)
on investments	119,052	19,389	69,208		107,900	21,930	79,026

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$513,506	$19,570	$43,297		$55,403	$20,380	$(6,723)

(1) The investment division ceased operations on April 29, 2009.

The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
			(1)		(1)
INVESTMENT INCOME:
Dividends	$507	$		$		$14,677	$13,323	$139,722

EXPENSES:
Mortality and expense risk	484		15		343	4,353	79,738	41,047

NET INVESTMENT INCOME (LOSS)	23		(15)		(343)	10,324	(66,415)	98,675

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(12,944)		(5)		45	(88,575)		(187,053)
Realized gain distributions

Net realized gain (loss)	(12,944)		(5)		45	(88,575)		(187,053)

Change in net unrealized appreciation (depreciation)
on investments	29,181		27		11,739	182,883		1,265,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,260		$7		$11,441	$104,632	$(66,415)	$1,177,158

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND
			(1)	(1)	(1)			(1)
INVESTMENT INCOME:
Dividends	$		$607	$22	$192	$		$1

EXPENSES:
Mortality and expense risk		439	19	4	106		5,999	4

NET INVESTMENT INCOME (LOSS)		(439)	588	18	86		(5,999)	(3)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares		7,333	2		5		(677,929)
Realized gain distributions			560				111,435

Net realized gain (loss)		7,333	562		5		(566,494)

Change in net unrealized appreciation (depreciation)
on investments		13,374	(1,085)	133	4,594		856,416	193

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$20,268	$65	$151	$4,685		$283,923	$190

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND		VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
			(1)				(1)
INVESTMENT INCOME:
Dividends	$23,111	$		$7,765	$12,898	$		$

EXPENSES:
Mortality and expense risk	6,225		353	1,315	2,664		109	1,075

NET INVESTMENT INCOME (LOSS)	16,886		(353)	6,450	10,234		(109)	(1,075)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(566,823)		20	(35,683)	(63,555)		24	(66,965)
Realized gain distributions

Net realized gain (loss)	(566,823)		20	(35,683)	(63,555)		24	(66,965)

Change in net unrealized appreciation (depreciation)
on investments	723,544		(1,298)	66,912	128,119		6,902	111,541

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$173,607		$(1,631)	$37,679	$74,798		$6,817	$43,501

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

	WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
		(UNAUDITED)
INVESTMENT INCOME:
Dividends	$1,827	$1,197,312

EXPENSES:
Mortality and expense risk	1,231	388,102

NET INVESTMENT INCOME	596	809,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(15,902)	(6,217,746)
Realized gain distributions		560,557

Net realized loss	(15,902)	(5,657,189)

Change in net unrealized depreciation
on investments	84,456	13,626,614

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$69,150	$8,778,635

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,348	$6,332	$5,551	$9,544	$2,598	$(186)
Net realized gain (loss)	3,054	28,569	(19,326)	(2,211)	(8,287)	(29,394)
Change in net unrealized appreciation (depreciation)
on investments	92,893	(231,213)	43,659	(37,293)	73,122	(36,748)

Increase (decrease) in net assets resulting
from operations	99,295	(196,312)	29,884	(29,960)	67,433	(66,328)

CONTRACT TRANSACTIONS:
Purchase payments
Redemptions	(23,750)	(61,925)	(7,023)	(13,695)	(106)	(10)
Transfers, net	(79,756)	(114,118)	(20,758)		157,971	(90,164)
Contract maintenance charges	(111)	(137)	(54)	(54)	(10)	(7)
Adjustments to net assets allocated to contracts
in payout phase	(15,741)	(1,812)	(22,501)	383

Increase (decrease) in net assets resulting from
contract transactions	(119,358)	(177,992)	(50,336)	(13,366)	157,855	(90,181)

Total increase (decrease) in net assets	(20,063)	(374,304)	(20,452)	(43,326)	225,288	(156,509)

NET ASSETS:
Beginning of period	416,809	791,113	105,452	148,778	90,693	247,202

End of period	$396,746	$416,809	$85,000	$105,452	$315,981	$90,693

CHANGES IN UNITS OUTSTANDING:
Units issued	16	126	588	261	26,379	9,372
Units redeemed	(7,082)	(10,677)	(2,738)	(1,051)	(5,065)	(16,672)

Net increase (decrease)	(7,066)	(10,551)	(2,150)	(790)	21,314	(7,300)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AIM V.I. MID CAP CORE EQUITY FUND	AIM V.I. SMALL CAP EQUITY FUND	AIM V.I. TECHNOLOGY FUND		ALGER LARGECAP GROWTH PORTFOLIO
	2009	2009	2009	2008	2009	2008
	(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41	$	$(1,724)	$(2,192)	$(1,841)	$(11,241)
Net realized gain (loss)	53	(1)	(9,785)	32,498	(53,304)	49,628
Change in net unrealized appreciation (depreciation)
on investments	354	137	102,944	(178,724)	504,369	(1,107,266)

Increase (decrease) in net assets resulting
from operations	448	136	91,435	(148,418)	449,224	(1,068,879)

CONTRACT TRANSACTIONS:
Purchase payments
Redemptions			(12,063)	(8,867)	(157,944)	(101,715)
Transfers, net	4,222	9,599	(7,184)	(1,361)	(103,458)	(834,839)
Contract maintenance charges			(93)	(62)	(162)	(180)
Adjustments to net assets allocated to contracts
in payout phase					(2,817)	1,434

Increase (decrease) in net assets resulting from
contract transactions	4,222	9,599	(19,340)	(10,290)	(264,381)	(935,300)

Total increase (decrease) in net assets	4,670	9,735	72,095	(158,708)	184,843	(2,004,179)

NET ASSETS:
Beginning of period	0	0	176,399	335,107	1,038,308	3,042,487

End of period	$4,670	$9,735	$248,494	$176,399	$1,223,151	$1,038,308

CHANGES IN UNITS OUTSTANDING:
Units issued	374	798		118,720	2,570	11,557
Units redeemed			(11,126)	(123,898)	(19,561)	(63,974)

Net increase (decrease)	374	798	(11,126)	(5,178)	(16,991)	(52,417)

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALGER MIDCAP GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,265)	$(5,184)	$4,369	$645	$(555)	$(1,693)
Net realized gain (loss)	(461,472)	77,940	(50,200)	(1,987)	(1,779)	(48,684)
Change in net unrealized appreciation (depreciation)
on investments	628,537	(686,321)	74,997	(61,606)	21,284	(38,743)

Increase (decrease) in net assets resulting
from operations	163,800	(613,565)	29,166	(62,948)	18,950	(89,120)

CONTRACT TRANSACTIONS:
Purchase payments	1,770	3,542
Redemptions	(46,859)	(4,183)	(5,176)		(3,807)
Transfers, net	(99,763)	(391,690)	(20,240)	(35,172)		(107,350)
Contract maintenance charges	(46)	(38)	(6)	(3)	(5)	(6)
Adjustments to net assets allocated to contracts
in payout phase

Decrease in net assets resulting from
contract transactions	(144,898)	(392,369)	(25,422)	(35,175)	(3,812)	(107,356)

Total increase (decrease) in net assets	18,902	(1,005,934)	3,744	(98,123)	15,138	(196,476)

NET ASSETS:
Beginning of period	340,147	1,346,081	87,410	185,533	59,276	255,752

End of period	$359,049	$340,147	$91,154	$87,410	$74,414	$59,276

CHANGES IN UNITS OUTSTANDING:
Units issued	18,766	7,287	8,484	5,328		7,118
Units redeemed	(28,349)	(31,572)	(10,140)	(8,525)	(466)	(20,785)

Net decrease	(9,583)	(24,285)	(1,656)	(3,197)	(466)	(13,667)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
	2009	2008	2009	2008	2009	2008
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,852	$(13,102)	$1,417	$1,825	$973	$(30)
Net realized loss	(661,725)	(179,853)	(506,558)	(156,272)	(363)	(28)
Change in net unrealized appreciation (depreciation)
on investments	955,881	(801,149)	707,859	(553,096)	18,292	412

Increase (decrease) in net assets resulting
from operations	334,008	(994,104)	202,718	(707,543)	18,902	354

CONTRACT TRANSACTIONS:
Purchase payments	600	4,200
Redemptions	(68,752)	(45,661)	(70,451)	(26,950)	(309)	(26)
Transfers, net	(144,158)	290,945	(155,681)	205,583	7,917	28,583
Contract maintenance charges	(89)	(89)	(75)	(120)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(212,399)	249,395	(226,207)	178,513	7,608	28,557

Total increase (decrease) in net assets	121,609	(744,709)	(23,489)	(529,030)	26,510	28,911

NET ASSETS:
Beginning of period	1,000,291	1,745,000	588,702	1,117,732	28,911	0

End of period	$1,121,900	$1,000,291	$565,213	$588,702	$55,421	$28,911

CHANGES IN UNITS OUTSTANDING:
Units issued	29,311	37,937	95,432	85,454	4,201	4,954
Units redeemed	(44,419)	(22,475)	(123,221)	(71,468)	(1,761)	(6)

Net increase (decrease)	(15,108)	15,462	(27,789)	13,986	2,440	4,948

(1) The investment division commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO		AMERICAN CENTURY VP BALANCED FUND
	2009	2008	2009	2008	2009	2008
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$787	$(118)	$4,713	$5,722	$19,284	$10,090
Net realized gain (loss)	(29,214)	(12,343)	(63,997)	(65,714)	(119,881)	35,213
Change in net unrealized appreciation (depreciation)
on investments	91,208	(51,498)	67,913	(89,027)	147,265	(171,809)

Increase (decrease) in net assets resulting
from operations	62,781	(63,959)	8,629	(149,019)	46,668	(126,506)

CONTRACT TRANSACTIONS:
Purchase payments		3,891			39,604	37,093
Redemptions	(20,896)	(25,601)	(16,889)	(5,924)	(131,907)	(36,926)
Transfers, net	62,591	43,425	(121,503)	(599,507)	(39,801)	(1,451)
Contract maintenance charges	(49)	(33)	(34)	(26)	(44)	(96)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	41,646	21,682	(138,426)	(605,457)	(132,148)	(1,380)

Total increase (decrease) in net assets	104,427	(42,277)	(129,797)	(754,476)	(85,480)	(127,886)

NET ASSETS:
Beginning of period	95,042	137,319	129,797	884,273	494,719	622,605

End of period	$199,469	$95,042	$0	$129,797	$409,239	$494,719

CHANGES IN UNITS OUTSTANDING:
Units issued	20,674	9,889		18,026	12,169	8,966
Units redeemed	(13,543)	(8,803)	(9,193)	(48,210)	(24,066)	(7,896)

Net increase (decrease)	7,131	1,086	(9,193)	(30,184)	(11,897)	1,070

(1) The investment division ceased operations on September 28, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND
	2009	2009	2008	2009	2009	2008
	(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$608	$4,321	$399	$173	$45,675	$18,891
Net realized gain (loss)		(33,992)	97,135	839	(438,455)	91,684
Change in net unrealized appreciation (depreciation)
on investments	4,165	120,890	(366,686)	5,636	574,773	(477,185)

Increase (decrease) in net assets resulting
from operations	4,773	91,219	(269,152)	6,648	181,993	(366,610)

CONTRACT TRANSACTIONS:
Purchase payments					1,610	5,837
Redemptions		(2,290)	(63,822)		(127,534)	(59,697)
Transfers, net	24,386	(110,660)	(143,215)	54,071	22,775	40,716
Contract maintenance charges		(85)	(83)		(111)	(125)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	24,386	(113,035)	(207,120)	54,071	(103,260)	(13,269)

Total increase (decrease) in net assets	29,159	(21,816)	(476,272)	60,719	78,733	(379,879)

NET ASSETS:
Beginning of period	0	315,667	791,939	0	957,672	1,337,551

End of period	$29,159	$293,851	$315,667	$60,719	$1,036,405	$957,672

CHANGES IN UNITS OUTSTANDING:
Units issued	3,661			5,259	31,090	9,868
Units redeemed		(8,238)	(10,293)	(628)	(35,059)	(10,241)

Net increase (decrease)	3,661	(8,238)	(10,293)	4,631	(3,969)	(373)

(1)	The investment division commenced operations on May 1, 2008, but had no activity until 2009.
(2) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	COLUMBIA VIT MARSICO 21ST CENTURY FUND	COLUMBIA VIT SMALL CAP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2009	2009	2009	2008	2009	2008
	(1)	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(23)	$(126)	$(233)	$(2)	$439	$(590)
Net realized gain (loss)	1,852	359	381	(9,607)	(103,019)	(70,292)
Change in net unrealized appreciation (depreciation)
on investments	199	2,948	9,257	10,285	169,525	(80,376)

Increase (decrease) in net assets resulting
from operations	2,028	3,181	9,405	676	66,945	(151,258)

CONTRACT TRANSACTIONS:
Purchase payments		48			420	1,262
Redemptions		(48)	(811)		(17,850)	(26,462)
Transfers, net	(333)	55,000	18,884	13,951	(83,311)	(57,236)
Contract maintenance charges					(34)	(32)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(333)	55,000	18,073	13,951	(100,775)	(82,468)

Total increase (decrease) in net assets	1,695	58,181	27,478	14,627	(33,830)	(233,726)

NET ASSETS:
Beginning of period	0	0	14,627	0	314,002	547,728

End of period	$1,695	$58,181	$42,105	$14,627	$280,172	$314,002

CHANGES IN UNITS OUTSTANDING:
Units issued	4,948	5,423	5,144	2,303	4,428	14,514
Units redeemed	(4,821)	(816)	(2,866)		(12,170)	(20,033)

Net increase (decrease)	127	4,607	2,278	2,303	(7,742)	(5,519)

(1) The investment division commenced operations on May 1, 2009.
(2) The investment division commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
	2009	2008	2009	2008	2009	2008
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$529	$37	$9,534	$6,342	$101	$30
Net realized gain (loss)	(37,821)	266	(132,776)	31,812	(8,564)	(1,304)
Change in net unrealized appreciation (depreciation)
on investments	46,129	(26,665)	247,176	(249,617)	9,789	(4,407)

Increase (decrease) in net assets resulting
from operations	8,837	(26,362)	123,934	(211,463)	1,326	(5,681)

CONTRACT TRANSACTIONS:
Purchase payments				950
Redemptions		(10,826)	(100,617)	(10)		(5)
Transfers, net	(114)	(5,026)	226,088	151,496	(10,302)	(5,342)
Contract maintenance charges			(45)	(52)		(6)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(114)	(15,852)	125,426	152,384	(10,302)	(5,353)

Total increase (decrease) in net assets	8,723	(42,214)	249,360	(59,079)	(8,976)	(11,034)

NET ASSETS:
Beginning of period	33,565	75,779	528,505	587,584	8,976	20,010

End of period	$42,288	$33,565	$777,865	$528,505	$0	$8,976

CHANGES IN UNITS OUTSTANDING:
Units issued	5,516	878	50,636	20,273
Units redeemed	(5,751)	(2,135)	(34,391)	(6,073)	(1,187)	(450)

Net increase (decrease)	(235)	(1,257)	16,245	14,200	(1,187)	(450)

(1) The investment division ceased operations on October 20, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DREYFUS VIF GROWTH & INCOME PORTFOLIO		DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$282	$(259)	$206	$4,156	$1,892	$287
Net realized gain (loss)	(10,285)	14,901	(347)	(83,537)	(40,631)	(24,020)
Change in net unrealized appreciation (depreciation)
on investments	27,000	(70,561)	11,531	3,200	115,425	(114,248)

Increase (decrease) in net assets resulting
from operations	16,997	(55,919)	11,390	(76,181)	76,686	(137,981)

CONTRACT TRANSACTIONS:
Purchase payments					810	810
Redemptions	(7,876)	(7,222)	(164)	(18,838)	(84,800)
Transfers, net	(24,282)	(44,691)	41,318	(241,130)	83,265	64,463
Contract maintenance charges	(19)	(27)		(15)	(7)	(8)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(32,177)	(51,940)	41,154	(259,983)	(732)	65,265

Total increase (decrease) in net assets	(15,180)	(107,859)	52,544	(336,164)	75,954	(72,716)

NET ASSETS:
Beginning of period	69,146	177,005	24,550	360,714	275,074	347,790

End of period	$53,966	$69,146	$77,094	$24,550	$351,028	$275,074

CHANGES IN UNITS OUTSTANDING:
Units issued			5,103	8,900	13,882	25,726
Units redeemed	(3,849)	(5,074)	(138)	(37,877)	(13,340)	(19,760)

Net increase (decrease)	(3,849)	(5,074)	4,965	(28,977)	542	5,966

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,715	$2,403	$1,288	$1,639	$202	$(524)
Net realized gain (loss)	(63,675)	(86,913)	(4,050)	36,738	(7,011)	(26,068)
Change in net unrealized appreciation (depreciation)
on investments	139,778	(52,275)	34,910	(103,403)	18,424	(8,209)

Increase (decrease) in net assets resulting
from operations	78,818	(136,785)	32,148	(65,026)	11,615	(34,801)

CONTRACT TRANSACTIONS:
Purchase payments				14,988
Redemptions	(497)	(1)	(4,831)	(1,142)	(123)	(9)
Transfers, net	38,037	31,515	136	(14,278)	(335)	45,789
Contract maintenance charges	(20)	(17)	(11)	(11)		(3)
Adjustments to net assets allocated to contracts
in payout phase			(2,937)	1,679

Increase (decrease) in net assets resulting from
contract transactions	37,520	31,497	(7,643)	1,236	(458)	45,777

Total increase (decrease) in net assets	116,338	(105,288)	24,505	(63,790)	11,157	10,976

NET ASSETS:
Beginning of period	231,271	336,559	105,307	169,097	53,413	42,437

End of period	$347,609	$231,271	$129,812	$105,307	$64,570	$53,413

CHANGES IN UNITS OUTSTANDING:
Units issued	28,371	32,915	1,030	1,791	3,381	21,232
Units redeemed	(22,533)	(31,555)	(1,120)	(1,769)	(3,394)	(18,793)

Net increase (decrease)	5,838	1,360	(90)	22	(13)	2,439

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,371	$2,437	$2,642	$2,545	$5,395	$5,278
Net realized gain (loss)	(48,156)	(10,728)	(108,082)	27,196	(133,294)	14,617
Change in net unrealized appreciation (depreciation)
on investments	76,927	(81,365)	169,810	(175,844)	152,692	(143,237)

Increase (decrease) in net assets resulting
from operations	31,142	(89,656)	64,370	(146,103)	24,793	(123,342)

CONTRACT TRANSACTIONS:
Purchase payments			240	480
Redemptions	(6,876)	(191)	(38,354)	(11,703)	(3,541)	(5,555)
Transfers, net	58,966	109,629	6,238	(18,578)	(116,546)	(20,863)
Contract maintenance charges	(28)	(25)	(47)	(43)	(5)	(12)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	52,062	109,413	(31,923)	(29,844)	(120,092)	(26,430)

Total increase (decrease) in net assets	83,204	19,757	32,447	(175,947)	(95,299)	(149,772)

NET ASSETS:
Beginning of period	155,037	135,280	277,121	453,068	136,999	286,771

End of period	$238,241	$155,037	$309,568	$277,121	$41,700	$136,999

CHANGES IN UNITS OUTSTANDING:
Units issued	14,864	19,875	15,765	2,671	1,720	2,662
Units redeemed	(8,852)	(11,645)	(15,721)	(4,004)	(17,344)	(5,171)

Net increase (decrease)	6,012	8,230	44	(1,333)	(15,624)	(2,509)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FEDERATED CAPITAL INCOME FUND II		FEDERATED CLOVER VALUE FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,342	$4,409	$5,049	$3,718	$91,320	$80,243
Net realized gain (loss)	(1,427)	(19)	(34,992)	95,079	(3,967)	(10,789)
Change in net unrealized appreciation (depreciation)
on investments	16,936	(25,318)	67,090	(251,174)	1,581	(3,136)

Increase (decrease) in net assets resulting
from operations	19,851	(20,928)	37,147	(152,377)	88,934	66,318

CONTRACT TRANSACTIONS:
Purchase payments					420	5,788
Redemptions	(4,613)		(13,829)	(6,717)	(431,122)	(139,912)
Transfers, net	(5,180)		(8,610)	(28,097)	302,842	117,062
Contract maintenance charges	(31)	(44)	(48)	(45)	(67)	(115)
Adjustments to net assets allocated to contracts
in payout phase			(35,395)	(4,075)

Decrease in net assets resulting from
contract transactions	(9,824)	(44)	(57,882)	(38,934)	(127,927)	(17,177)

Total increase (decrease) in net assets	10,027	(20,972)	(20,735)	(191,311)	(38,993)	49,141

NET ASSETS:
Beginning of period	78,469	99,441	320,776	512,087	2,098,971	2,049,830

End of period	$88,496	$78,469	$300,041	$320,776	$2,059,978	$2,098,971

CHANGES IN UNITS OUTSTANDING:
Units issued			15	315	55,801	29,541
Units redeemed	(867)	(4)	(2,029)	(2,319)	(50,316)	(28,784)

Net increase (decrease)	(867)	(4)	(2,014)	(2,004)	5,485	757

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	FRANKLIN SMALL CAP VALUE SECURITIES FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$740	$174	$17,186	$17,894	$11,932	$3,648
Net realized gain (loss)	(11,800)	(10,091)	30,651	92,599	(2,873)	9,718
Change in net unrealized appreciation (depreciation)
on investments	57,179	(45,383)	131,600	(278,962)	118,679	(57,016)

Increase (decrease) in net assets resulting
from operations	46,119	(55,300)	179,437	(168,469)	127,738	(43,650)

CONTRACT TRANSACTIONS:
Purchase payments	1,320	1,324			120	4,012
Redemptions	(6,595)		(45,142)	(25,001)	(21,153)	(13,470)
Transfers, net	93,115	9,836	(3,676)	(261,785)	433,115	273,339
Contract maintenance charges	(3)		(50)	(25)	(69)	(40)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	87,837	11,160	(48,868)	(286,811)	412,013	263,841

Total increase (decrease) in net assets	133,956	(44,140)	130,569	(455,280)	539,751	220,191

NET ASSETS:
Beginning of period	123,930	168,070	725,013	1,180,293	372,731	152,540

End of period	$257,886	$123,930	$855,582	$725,013	$912,482	$372,731

CHANGES IN UNITS OUTSTANDING:
Units issued	14,088	22,079			52,040	30,585
Units redeemed	(2,257)	(20,196)	(3,283)	(21,567)	(9,761)	(2,192)

Net increase (decrease)	11,831	1,883	(3,283)	(21,567)	42,279	28,393

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,668	$36,979	$65,556	$16,449	$(1)	$853
Net realized gain (loss)	16,938	(14,146)	13,199	3,747	(44,802)	(10,416)
Change in net unrealized appreciation (depreciation)
on investments	48,563	26,814	128,899	6,018	155,473	(260,589)

Increase (decrease) in net assets resulting
from operations	92,169	49,647	207,654	26,214	110,670	(270,152)

CONTRACT TRANSACTIONS:
Purchase payments			5,160	533
Redemptions	(153,823)	(57,076)	(27,288)	(34,626)	(98,679)	(12,464)
Transfers, net	(315,478)	(145,924)	1,309,443	393,619	(34,204)	(128,541)
Contract maintenance charges	(66)	(69)	(43)	(24)	(13)	(26)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(469,367)	(203,069)	1,287,272	359,502	(132,896)	(141,031)

Total increase (decrease) in net assets	(377,198)	(153,422)	1,494,926	385,716	(22,226)	(411,183)

NET ASSETS:
Beginning of period	992,681	1,146,103	687,874	302,158	350,565	761,748

End of period	$615,483	$992,681	$2,182,800	$687,874	$328,339	$350,565

CHANGES IN UNITS OUTSTANDING:
Units issued			129,911	42,156
Units redeemed	(28,553)	(13,632)	(12,893)	(7,958)	(12,348)	(10,261)

Net increase (decrease)	(28,553)	(13,632)	117,018	34,198	(12,348)	(10,261)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$582	$(120)	$(1,173)	$(549)	$(1,433)	$20,523
Net realized gain (loss)	(161,902)	(25,640)	(9,733)	2,737	(103,516)	186,182
Change in net unrealized appreciation (depreciation)
on investments	294,466	(207,012)	128,937	(248,645)	425,866	(866,245)

Increase (decrease) in net assets resulting
from operations	133,146	(232,772)	118,031	(246,457)	320,917	(659,540)

CONTRACT TRANSACTIONS:
Purchase payments	41,743	1,810
Redemptions	(42,290)	(30,805)	(36,475)	(28,582)	(27,084)	(39,244)
Transfers, net	97,031	102,832	(1,510)	(26,530)	(332,858)	(384,330)
Contract maintenance charges	(15)	(3)	(176)	(180)	(101)	(128)
Adjustments to net assets allocated to contracts
in payout phase			(2,885)	1,619

Increase (decrease) in net assets resulting from
contract transactions	96,469	73,834	(41,046)	(53,673)	(360,043)	(423,702)

Total increase (decrease) in net assets	229,615	(158,938)	76,985	(300,130)	(39,126)	(1,083,242)

NET ASSETS:
Beginning of period	328,730	487,668	358,283	658,413	505,771	1,589,013

End of period	$558,345	$328,730	$435,268	$358,283	$466,645	$505,771

CHANGES IN UNITS OUTSTANDING:
Units issued	88,462	13,499	433	40
Units redeemed	(75,958)	(5,978)	(3,232)	(3,571)	(16,762)	(17,109)

Net increase (decrease)	12,504	7,521	(2,799)	(3,531)	(16,762)	(17,109)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
	2009	2008	2009	2008	2009
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,169)	$14,860	$2,827	$2,428	$12,802
Net realized gain (loss)	(195,723)	(52,521)	(5,800)	10,960	4,544
Change in net unrealized appreciation (depreciation)
on investments	639,124	(640,552)	152,927	(393,791)	106,329

Increase (decrease) in net assets resulting
from operations	440,232	(678,213)	149,954	(380,403)	123,675

CONTRACT TRANSACTIONS:
Purchase payments	5,000	6,367
Redemptions	(66,166)	(4,308)	(46,448)	(5,778)	(12,508)
Transfers, net	190,603	(341,221)	(21,062)	(30,864)	584,409
Contract maintenance charges	(95)	(57)	(143)	(135)	(8)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	129,342	(339,219)	(67,653)	(36,777)	571,893

Total increase (decrease) in net assets	569,574	(1,017,432)	82,301	(417,180)	695,568

NET ASSETS:
Beginning of period	493,794	1,511,226	455,453	872,633	0

End of period	$1,063,368	$493,794	$537,754	$455,453	$695,568

CHANGES IN UNITS OUTSTANDING:
Units issued	55,074	44,497		138	49,038
Units redeemed	(36,428)	(83,887)	(6,186)	(2,483)	(1,530)

Net increase (decrease)	18,646	(39,390)	(6,186)	(2,345)	47,508

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND	MFS UTILITIES PORTFOLIO
	2009	2008	2009	2009	2008
			(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,854)	$(9,808)	$(709)	$110	$(69)
Net realized gain (loss)	(155,894)	32,704	2,224	(1,934)	(5,440)
Change in net unrealized appreciation (depreciation)
on investments	469,587	(550,053)	22,778	20,081	(3,039)

Increase (decrease) in net assets resulting
from operations	305,839	(527,157)	24,293	18,257	(8,548)

CONTRACT TRANSACTIONS:
Purchase payments	28,363
Redemptions	(69,802)	(43,952)	(14,152)	10
Transfers, net	175,880	(26,838)	180,372	141,227	17,648
Contract maintenance charges	(58)	(69)	(7)	(10)	(5)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	134,383	(70,859)	166,213	141,227	17,643

Total increase (decrease) in net assets	440,222	(598,016)	190,506	159,484	9,095

NET ASSETS:
Beginning of period	732,374	1,330,390	0	9,095	0

End of period	$1,172,596	$732,374	$190,506	$168,579	$9,095

CHANGES IN UNITS OUTSTANDING:
Units issued	42,271	8,171	15,910	19,925	8,322
Units redeemed	(23,713)	(13,948)	(1,376)	(1,103)	(6,883)

Net increase (decrease)	18,558	(5,777)	14,534	18,822	1,439

(1) The investment division commenced operations on May 1, 2009.
(2) The investment division commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24	$14	$(193)	$817	$12,664	$9,792
Net realized loss	(2,451)	(2,160)	(52,659)	(8,110)	(176,008)	(2,774)
Change in net unrealized depreciation
on investments	9,392	(14,312)	123,298	(150,946)	508,925	(627,019)

Increase (decrease) in net assets resulting
from operations	6,965	(16,458)	70,446	(158,239)	345,581	(620,001)

CONTRACT TRANSACTIONS:
Purchase payments				910	41,006	59,310
Redemptions	3	(3)	(5,046)	(75,239)	(188,233)	(77,952)
Transfers, net	(2,196)	(10,496)	(7,153)	(162)	204,166	(138,100)
Contract maintenance charges	(3)	(3)	(7)	(44)	(77)	(79)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(2,196)	(10,502)	(12,206)	(74,535)	56,862	(156,821)

Total increase (decrease) in net assets	4,769	(26,960)	58,240	(232,774)	402,443	(776,822)

NET ASSETS:
Beginning of period	18,087	45,047	228,458	461,232	823,892	1,600,714

End of period	$22,856	$18,087	$286,698	$228,458	$1,226,335	$823,892

CHANGES IN UNITS OUTSTANDING:
Units issued			7,848	6,310	34,181	10,615
Units redeemed	(414)	(1,082)	(7,304)	(11,446)	(27,504)	(20,949)

Net increase (decrease)	(414)	(1,082)	544	(5,136)	6,677	(10,334)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2009	2008	2009	2008	2009	2008
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$474	$(2)	$111,901	$49,798	$49,541	$53,982
Net realized gain (loss)	4,891		(140,589)	(46,467)	80,384	9,204
Change in net unrealized appreciation (depreciation)
on investments	20,471	601	517,387	(143,178)	93,676	(91,994)

Increase (decrease) in net assets resulting
from operations	25,836	599	488,699	(139,847)	223,601	(28,808)

CONTRACT TRANSACTIONS:
Purchase payments			1,896	138	20,000	32,000
Redemptions			(99,548)	(14,509)	(279,586)	(1,735)
Transfers, net	53,263	13,951	1,132,435	(176,091)	653,348	(145,845)
Contract maintenance charges			(55)	(12)	(109)	(62)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	53,263	13,951	1,034,728	(190,474)	393,653	(115,642)

Total increase (decrease) in net assets	79,099	14,550	1,523,427	(330,321)	617,254	(144,450)

NET ASSETS:
Beginning of period	14,550	0	703,439	1,033,760	1,455,442	1,599,892

End of period	$93,649	$14,550	$2,226,866	$703,439	$2,072,696	$1,455,442

CHANGES IN UNITS OUTSTANDING:
Units issued	11,653	2,455	130,565	73,218	90,946	38,987
Units redeemed	(2,683)		(38,783)	(80,295)	(53,444)	(50,056)

Net increase (decrease)	8,970	2,455	91,782	(7,077)	37,502	(11,069)

(1) The investment division commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2009	2008	2009	2008	2009	2008
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$184,516	$109,830	$73	$(5)	$1,801	$10,828
Net realized gain (loss)	209,938	102,197	108		(27,712)	(1,033)
Change in net unrealized appreciation (depreciation)
on investments	119,052	(91,656)	19,389	301	69,208	(97,886)

Increase (decrease) in net assets resulting
from operations	513,506	120,371	19,570	296	43,297	(88,091)

CONTRACT TRANSACTIONS:
Purchase payments	15,042	21,000			60	60
Redemptions	(141,913)	(45,606)			(11,378)	(144)
Transfers, net	1,465,966	867,700	48,388	2,758	21,513	(13,989)
Contract maintenance charges	(125)	(101)			(8)	(4)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	1,338,970	842,993	48,388	2,758	10,187	(14,077)

Total increase (decrease) in net assets	1,852,476	963,364	67,958	3,054	53,484	(102,168)

NET ASSETS:
Beginning of period	3,444,682	2,481,318	3,054	0	160,880	263,048

End of period	$5,297,158	$3,444,682	$71,012	$3,054	$214,364	$160,880

CHANGES IN UNITS OUTSTANDING:
Units issued	176,148	157,109	8,598	691	12,258	1,147
Units redeemed	(64,639)	(81,950)			(7,410)	(2,250)

Net increase (decrease)	111,509	75,159	8,598	691	4,848	(1,103)

(1) The investment division commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SMALL CAP VALUE VCT PORTFOLIO
	2009	2008	2009	2008	2009	2008
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,214)	$(1,684)	$(98)	$13	$2,278	$(1,105)
Net realized gain (loss)	(51,283)	(21,919)	(1,452)	4,077	(88,027)	(161,047)
Change in net unrealized depreciation
on investments	107,900	(64,494)	21,930	(28,363)	79,026	25,432

Increase (decrease) in net assets resulting
from operations	55,403	(88,097)	20,380	(24,273)	(6,723)	(136,720)

CONTRACT TRANSACTIONS:
Purchase payments
Redemptions	(69,142)	(17,818)	(209)		(416)	(9,346)
Transfers, net	(45,887)	4,262	120,842	(398)	(171,143)	(5,233)
Contract maintenance charges	(43)	(43)			(8)	(25)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(115,072)	(13,599)	120,633	(398)	(171,567)	(14,604)

Total increase (decrease) in net assets	(59,669)	(101,696)	141,013	(24,671)	(178,290)	(151,324)

NET ASSETS:
Beginning of period	144,168	245,864	46,537	71,208	178,290	329,614

End of period	$84,499	$144,168	$187,550	$46,537	$0	$178,290

CHANGES IN UNITS OUTSTANDING:
Units issued	379	609	14,616	221	4,168	18,509
Units redeemed	(9,826)	(2,061)	(176)	(253)	(21,490)	(20,520)

Net increase (decrease)	(9,447)	(1,452)	14,440	(32)	(17,322)	(2,011)

(1) The investment division ceased operations on April 29, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2009	2008	2009	2009	2009	2008
			(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23	$80	$(15)	$(343)	$10,324	$10,679
Net realized gain (loss)	(12,944)	28,021	(5)	45	(88,575)	36,539
Change in net unrealized appreciation (depreciation)
on investments	29,181	(72,796)	27	11,739	182,883	(292,894)

Increase (decrease) in net assets resulting
from operations	16,260	(44,695)	7	11,441	104,632	(245,676)

CONTRACT TRANSACTIONS:
Purchase payments					3,969	1,260
Redemptions	(2,473)	(13,244)			(95,913)	(98,169)
Transfers, net	(10,019)	(43,431)	9,603	145,605	35,361	(89,363)
Contract maintenance charges	(6)	(3)			(106)	(102)
Adjustments to net assets allocated to contracts
in payout phase					(4,519)	2,777

Increase (decrease) in net assets resulting from
contract transactions	(12,498)	(56,678)	9,603	145,605	(61,208)	(183,597)

Total increase (decrease) in net assets	3,762	(101,373)	9,610	157,046	43,424	(429,273)

NET ASSETS:
Beginning of period	61,840	163,213	0	0	524,711	953,984

End of period	$65,602	$61,840	$9,610	$157,046	$568,135	$524,711

CHANGES IN UNITS OUTSTANDING:
Units issued	653	766	669	11,984	11,216	3,854
Units redeemed	(2,440)	(5,685)			(12,074)	(13,679)

Net increase (decrease)	(1,787)	(4,919)	669	11,984	(858)	(9,825)

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
	2009	2008	2009	2008	2009	2008
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(66,415)	$122,640	$98,675	$69,201	$(439)	$(3)
Net realized gain (loss)			(187,053)	426,970	7,333
Change in net unrealized appreciation (depreciation)
on investments			1,265,536	(3,071,533)	13,374	437

Increase (decrease) in net assets resulting
from operations	(66,415)	122,640	1,177,158	(2,575,362)	20,268	434

CONTRACT TRANSACTIONS:
Purchase payments	1,782,057	6,590,561	7,450	192,968	6,170
Redemptions	(2,447,380)	(2,377,060)	(229,566)	(150,531)	(14)
Transfers, net	(6,855,958)	1,464,219	826,187	91,516	31,092	7,807
Contract maintenance charges	(2,124)	(1,709)	(674)	(731)
Adjustments to net assets allocated to contracts
in payout phase	10,375	1,907	(13,545)	7,901

Increase (decrease) in net assets resulting from
contract transactions	(7,513,030)	5,677,918	589,852	141,123	37,248	7,807

Total increase (decrease) in net assets	(7,579,445)	5,800,558	1,767,010	(2,434,239)	57,516	8,241

NET ASSETS:
Beginning of period	14,052,483	8,251,925	4,212,113	6,646,352	8,241	0

End of period	$6,473,038	$14,052,483	$5,979,123	$4,212,113	$65,757	$8,241

CHANGES IN UNITS OUTSTANDING:
Units issued	634,717	1,291,532	114,431	151,222	14,246	1,228
Units redeemed	(1,248,748)	(803,275)	(53,272)	(147,521)	(9,277)

Net increase (decrease)	(614,031)	488,257	61,159	3,701	4,969	1,228

(1) The investment division commenced operations on May 8, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND
	2009	2009	2009	2009	2008	2009
	(1)	(1)	(1)			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$588	$18	$86	$(5,999)	$859	$(3)
Net realized gain (loss)	562		5	(566,494)	2,593
Change in net unrealized appreciation (depreciation)
on investments	(1,085)	133	4,594	856,416	(620,489)	193

Increase (decrease) in net assets resulting
from operations	65	151	4,685	283,923	(617,037)	190

CONTRACT TRANSACTIONS:
Purchase payments
Redemptions			(1)	(15,203)	(6,138)	(1)
Transfers, net	12,272	1,500	45,846	(544,029)	293,760	1,500
Contract maintenance charges				(54)	(11)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	12,272	1,500	45,845	(559,286)	287,611	1,499

Total increase (decrease) in net assets	12,337	1,651	50,530	(275,363)	(329,426)	1,689

NET ASSETS:
Beginning of period	0	0	0	797,400	1,126,826	0

End of period	$12,337	$1,651	$50,530	$522,037	$797,400	$1,689

CHANGES IN UNITS OUTSTANDING:
Units issued	1,167	131	4,001	14,115	83,773	129
Units redeemed				(94,696)	(53,038)

Net increase (decrease)	1,167	131	4,001	(80,581)	30,735	129

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND	VAN KAMPEN LIT COMSTOCK
	2009	2008	2009	2009	2008
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,886	$37,270	$(353)	$6,450	$3,370
Net realized gain (loss)	(566,823)	210,314	20	(35,683)	10,254
Change in net unrealized depreciation
on investments	723,544	(742,104)	(1,298)	66,912	(99,430)

Increase (decrease) in net assets resulting
from operations	173,607	(494,520)	(1,631)	37,679	(85,806)

CONTRACT TRANSACTIONS:
Purchase payments	16,433	40,064		1,800	4,155
Redemptions	(44,799)	(18,245)	(867)	(980)	(651)
Transfers, net	(88,526)	22,387	181,668	39,357	95
Contract maintenance charges	(80)	(81)	(3)
Adjustments to net assets allocated to contracts
in payout phase

Increase (decrease) in net assets resulting from
contract transactions	(116,972)	44,125	180,798	40,177	3,599

Total increase (decrease) in net assets	56,635	(450,395)	179,167	77,856	(82,207)

NET ASSETS:
Beginning of period	820,010	1,270,405	0	153,636	235,843

End of period	$876,645	$820,010	$179,167	$231,492	$153,636

CHANGES IN UNITS OUTSTANDING:
Units issued	4,841	17,817	16,533	9,339	563
Units redeemed	(12,115)	(15,725)	(80)	(5,353)	(140)

Net increase (decrease)	(7,274)	2,092	16,453	3,986	423

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	VAN KAMPEN LIT GROWTH & INCOME		WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2009	2008	2009	2009	2008
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,234	$4,475	$(109)	$(1,075)	$997
Net realized gain (loss)	(63,555)	5,760	24	(66,965)	20,566
Change in net unrealized appreciation (depreciation)
on investments	128,119	(145,546)	6,902	111,541	(66,252)

Increase (decrease) in net assets resulting
from operations	74,798	(135,311)	6,817	43,501	(44,689)

CONTRACT TRANSACTIONS:
Purchase payments	1,558	4,009	(5)
Redemptions	(71,106)	(17,477)
Transfers, net	136,532	23,600	22,500	84,726	4,362
Contract maintenance charges	(56)	(57)		(14)
Adjustments to net assets allocated to contracts
in payout phase

Increase in net assets resulting from
contract transactions	66,928	10,075	22,495	84,712	4,362

Total increase (decrease) in net assets	141,726	(125,236)	29,312	128,213	(40,327)

NET ASSETS:
Beginning of period	266,197	391,433	0	70,903	111,230

End of period	$407,923	$266,197	$29,312	$199,116	$70,903

CHANGES IN UNITS OUTSTANDING:
Units issued	18,709	2,187	3,486	15,818	1,034
Units redeemed	(9,797)	(1,910)		(5,762)	(294)

Net increase	8,912	277	3,486	10,056	740

(1) The investment division commenced operations on May 1, 2009.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND		TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
	2009	2008	2009	2008
			(UNAUDITED)	(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$596	$(1,726)	$809,210	$715,233
Net realized gain (loss)	(15,902)	42,730	(5,657,189)	689,621
Change in net unrealized depreciation
on investments	84,456	(147,493)	13,626,614	(16,324,371)

Increase (decrease) in net assets resulting
from operations	69,150	(106,489)	8,778,635	(14,919,517)

CONTRACT TRANSACTIONS:
Purchase payments			2,024,664	7,039,322
Redemptions	(7,925)	(9,522)	(5,790,999)	(3,912,290)
Transfers, net	(14,520)		52,977	13,599
Contract maintenance charges	(26)	(29)	(5,771)	(5,371)
Adjustments to net assets allocated to contracts
in payout phase	(4,011)	2,098	(93,976)	13,911

Increase (decrease) in net assets resulting from
contract transactions	(26,482)	(7,453)	(3,813,105)	3,149,171

Total increase (decrease) in net assets	42,668	(113,942)	4,965,530	(11,770,346)

NET ASSETS:
Beginning of period	133,290	247,232	45,109,701	56,880,047

End of period	$175,958	$133,290	$50,075,231	$45,109,701

CHANGES IN UNITS OUTSTANDING:
Units issued	697	70	2,311,193	2,551,863
Units redeemed	(2,232)	(676)	(2,471,062)	(2,174,462)

Net increase (decrease)	(1,535)	(606)	(159,869)	377,401

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION
The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), was established under New York law.  The Series Account commenced operations on January 15, 1997.  As of May 1, 2008, the Company began offering a new contract in the Series Account (Schwab OneSource Annuity).  The original contract in the Series Account is designated the Schwab Select Annuity.  The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Series Account is a funding vehicle for both group and individual variable annuity contracts.  The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the investment divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities.  The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Security Valuation

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2009, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions
Investments made in the investment divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade.  These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions.  The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

For Schwab Select Annuity contracts, net assets of each investment division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table.  The assumed investment return is 5 percent.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as Surrenders reflected in the respective Statement of Changes in Net Assets of which there were none for the years ended December 31, 2009 and 2008.  These excess amounts are represented as either a Due to or Due from First Great-West Life & Annuity Insurance Company on the respective Statement of Assets and Liabilities.  For Schwab OneSource Annuity, there are currently no participants receiving an annuity payout.

Federal Income Taxes

The operations of each of the investment divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the investment divisions of the Series Account to the extent the earnings are credited under the contracts.  Based on this, no charge is being made currently to the Series Account for federal income taxes.  The Company will review periodically the status of the federal income taxes policy in the event of changes in the tax law.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Series Account adopted SFAS No. 168 and the ASC for the annual period ended December 31, 2009.

In April 2009, the FASB issued Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for an Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly (FSP No. FAS 157-4).  Effective July 1, 2009, FSP No. FAS 157-4 was superseded and replaced by certain provisions of ASC topic 820.  These provisions of ASC topic 820 relate to determining fair values when there is no active market or where the price inputs being used represent distressed sales.  These provisions of ASC topic 820 reaffirm the need to use judgment to ascertain if a formerly active market has become inactive and in determining fair values when markets have become inactive.  These provisions of ASC topic 820 apply to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements.  The provisions of ASC topic 820 that relate to the determination of fair value when the volume and level of activity for an asset or liability have significantly decreased and identifying transactions that are not orderly, is effective for interim and annual periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 820 relating to these considerations for the annual period ended December 31, 2009.  The adoption had no impact on the financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  Each investment division of the Series Account adopted these provisions of ASC topic 855 for the annual period ended December 31, 2009.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

Investment Division	Purchases	Sales

Aim V.I. Core Equity Fund	$6,889	$107,175
Aim V.I. High Yield Fund	6,361	28,648
Aim V.I. International Growth Fund	207,492	47,028
Aim V.I. Mid Cap Core Equity Fund	4,329	13
Aim V.I. Small Cap Equity Fund	9,615	15
Aim V.I. Technology Fund	0	21,067
Alger Largecap Growth Portfolio	31,411	296,247
Alger Midcap Growth Portfolio	174,481	322,657
AllianceBernstein VPS Growth & Income Portfolio	58,627	79,684
AllianceBernstein VPS Growth Portfolio	0	4,369
AllianceBernstein VPS International Growth Portfolio	365,078	538,550
AllianceBernstein VPS International Value Portfolio	623,856	848,674
AllianceBernstein VPS Real Estate Investment Portfolio	19,284	9,745
AllianceBernstein VPS Small/Midcap Value Portfolio	189,609	138,975
AllianceBernstein VPS Utility Income Portfolio	5,428	139,156
American Century VP Balanced Fund	185,740	298,631
American Century VP Income & Growth Fund	25,121	125
American Century VP International Fund	6,933	115,662
American Century VP Mid Cap Value Fund	62,347	8,099
American Century VP Value Fund	480,212	539,024
Columbia VIT Marsico 21st Century Fund	61,439	61,795
Columbia VIT Small Cap Value Fund	65,000	10,122
Delaware VIP Growth Opportunities Series	64,942	47,101
Delaware VIP Small Cap Value Series	77,276	177,627
Dreyfus IP Midcap Stock Portfolio	48,431	48,017
Dreyfus VIF Appreciation Portfolio	634,670	459,072
Dreyfus VIF Developing Leaders Portfolio	150	10,352
Dreyfus VIF Growth & Income Portfolio	984	32,723
DWS Blue Chip VIP Portfolio	42,791	1,429
DWS Capital Growth VIP Portfolio	112,213	111,058
DWS Dreman Small Mid Cap Value VIP Portfolio	281,760	241,528
DWS Growth & Income VIP Portfolio	4,308	7,729
DWS Health Care VIP Portfolio	47,871	47,438
DWS Large Cap Value VIP Portfolio	131,769	78,528
DWS Small Cap Index VIP Portfolio	170,881	182,291
DWS Strategic Value VIP Portfolio	14,690	129,399
Federated Capital Income Fund II	5,036	10,521
Federated Clover Value Fund II	7,520	24,969
Federated Fund For U.S. Government Securities II	1,070,637	1,109,443
Franklin Small Cap Value Securities Fund	124,683	30,057
Janus Aspen Balanced Portfolio Institutional Shares	54,309	55,623
Janus Aspen Balanced Portfolio Service Shares	559,354	119,404
Janus Aspen Flexible Bond Portfolio Institutional Shares	34,386	476,296
Janus Aspen Flexible Bond Portfolio Service Shares	1,682,571	331,663
Janus Aspen Growth & Income Portfolio Institutional Shares	2,940	135,854
Janus Aspen Growth & Income Portfolio Service Shares	653,772	554,887
Janus Aspen Janus Portfolio	2,439	41,782
Janus Aspen Overseas Portfolio Institutional Shares	20,847	364,515
Janus Aspen Overseas Portfolio Service Shares	469,043	314,829
Janus Aspen Worldwide Portfolio	6,895	71,735
Lazard Retirement Emerging Markets Equity Series Portfolio	608,680	23,938
LVIP Baron Growth Opportunities Fund	535,149	406,159
MFS International Value Fund	184,293	18,776
MFS Utilities Portfolio	160,165	18,017
Neuberger Berman AMT Regency Portfolio	445	2,353
NVIT Mid Cap Index Fund	87,100	92,833
Oppenheimer Global Securities Fund/VA	478,234	386,994
Oppenheimer International Growth Fund/VA	74,447	20,706
Pimco VIT High Yield Portfolio	1,602,453	470,994
Pimco VIT Low Duration Portfolio	1,600,229	1,060,787
Pimco VIT Total Return Portfolio	2,886,867	1,214,135
Pioneer Emerging Markets VCT Portfolio	48,736	273
Pioneer Fund VCT Portfolio	94,391	82,407
Pioneer Growth Opportunities VCT Portfolio	2,816	119,111
Pioneer Mid Cap Value VCT Portfolio	122,635	2,092
Pioneer Small Cap Value VCT Portfolio	41,029	210,337
Prudential Series Fund Equity Portfolio	5,577	18,885
Prudential Series Fund Natural Resources Portfolio	9,604	15
Royce Capital Fund Small-Cap Portfolio	145,605	333
Schwab Markettrack Growth Portfolio II	165,565	211,949
Schwab Money Market Portfolio	12,398,230	19,952,413
Schwab S&P 500 Index Portfolio	1,460,305	760,015
Seligman Communications & Information Portfolio	131,396	94,583
Sentinel Variable Products Bond Fund	13,441	20
Sentinel Variable Products Common Stock Fund	1,521	2
Sentinel Variable Products Small Company Fund	46,037	103
Third Avenue Value Portfolio	334,748	788,653
Touchstone Mid Cap Growth Fund	1,499	3
Universal Institutional Fund U.S. Real Estate Portfolio	107,589	207,702
Van Eck Insurance Trust Worldwide Bond Fund	181,291	1,212
Van Kampen LIT Comstock	86,767	40,141
Van Kampen LIT Growth & Income	223,245	146,085
Wells Fargo Advantage VT Discovery Fund	22,500	112
Wells Fargo Advantage VT Opportunity Fund	152,425	68,782
Wells Fargo Advantage VT Small/Mid Cap Value Fund	1,827	23,704

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.  This charge is recorded as Contract Maintenance Charges on the Statement of Changes in Net Assets.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.  This charge is recorded as a redemption on the Statement of Changes in Net Assets.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity and Schwab OneSource Annuity any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%.  This charge is netted with purchase payments on the Statement of Changes in Net Assets.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of both the Schwab Select Annuity and Schwab OneSource Annuity investments, equal to an annual rate from 0.65% to 0.85%, depending on the benefit option chosen.  This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.  The accrued amount is represented as Due to First Great-West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

6.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by investment division.  For each investment division available to Schwab Select Annuity contracts, a summary of accumulation units outstanding for variable annuity contracts, the expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2009 is included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.  For each investment division available to Schwab OneSource Annuity contracts, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2009 is included on the following pages.  In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the respective investment divisions of the Series Account, consisting of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.  As the total return for Schwab OneSource Annuity for each of the periods in the five years ended December 31, 2009 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year.  The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units		Unit Fair Value lowest to highest	Net Assets	Investment	Expense Ratio	Total Return
	(000s)			(000s)	Income Ratio	lowest to highest	lowest to highest
Schwab Select Annuity:

AIM V.I. CORE EQUITY FUND
2009	25		$16.06	$397	1.70%	0.85%	27.26%
2008	32		$12.62	$417	1.91%	0.85%	(30.74)%
2007	42		$18.22	$791	1.05%	0.85%	7.18%
2006	50		$17.00	$872	1.68%	0.85%	15.41%
2005	63		$14.73	$930	0.36%	0.85%	2.43%
AIM V.I. HIGH YIELD FUND
2009	6		$14.94	$85	8.18%	0.85%	51.52%
2008	8		$9.86	$105	9.56%	0.85%	(26.36)%
2007	9		$13.39	$149	5.79%	0.85%	0.38%
2006	14		$13.33	$204	7.89%	0.85%	9.80%
2005	18		$12.14	$215	7.15%	0.85%	1.85%
AIM V.I. INTERNATIONAL GROWTH FUND
2009	21		$10.01	$210	1.93%	0.85%	34.18%
2008	11		$7.46	$86	0.64%	0.85%	(40.89)%
2007	20		$12.62	$247	0.46%	0.85%	13.69%
2006	54		$11.10	$596	1.33%	0.85%	11.00%
AIM V.I. MID CAP CORE EQUITY FUND
2009	0	*	$12.49	$5	1.23%	0.85%	24.90%
AIM V.I. TECHNOLOGY FUND
2009	103		$2.41	$248	-%	0.85%	56.49%
2008	114		$1.54	$176	-%	0.85%	(45.20)%
2007	119		$2.81	$335	-%	0.85%	6.84%
2006	142		$2.63	$372	-%	0.85%	9.58%
2005	176		$2.40	$423	-%	0.85%	1.27%
ALGER LARGECAP GROWTH PORTFOLIO
2009	74		$16.40	$1,215	0.69%	0.85%	46.30%
2008	92		$11.21	$1,038	0.21%	0.85%	(46.59)%
2007	144		$20.99	$3,042	0.28%	0.85%	18.92%
2006	90		$17.65	$1,596	0.13%	0.85%	4.25%
2005	89		$16.93	$1,500	0.23%	0.85%	11.09%
ALGER MIDCAP GROWTH PORTFOLIO
2009	23		$12.66	$296	-%	0.85%	50.36%
2008	39		$8.42	$325	0.15%	0.85%	(58.71)%
2007	66		$20.39	$1,346	-%	0.85%	30.45%
2006	17		$15.63	$271	-%	0.85%	9.22%
2005	16		$14.31	$231	-%	0.85%	8.90%

							(Continued)

ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2009	11	$8.19	$91	4.68%	0.85%	19.74%
2008	13	$6.84	$87	1.44%	0.85%	(41.09)%
2007	16	$11.61	$186	1.31%	0.85%	4.22%
2006	3	$11.14	$29	-%	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2009	9	$8.37	$74	-%	0.85%	32.02%
2008	9	$6.34	$59	-%	0.85%	(42.93)%
2007	23	$11.11	$256	-%	0.85%	12.11%
2006	3	$9.91	$31	-%	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2009	77	$12.62	$976	4.53%	0.85%	38.38%
2008	106	$9.12	$966	-%	0.85%	(49.28)%
2007	97	$17.98	$1,745	1.87%	0.85%	17.13%
2006	85	$15.35	$1,302	0.94%	0.85%	25.92%
2005	47	$12.19	$578	-%	0.85%	21.90%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2009	52	$7.34	$385	0.83%	0.85%	33.70%
2008	99	$5.49	$542	1.05%	0.85%	(53.63)%
2007	94	$11.84	$1,118	1.41%	0.85%	4.96%
2006	61	$11.28	$686	0.03%	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2009	17	$9.55	$158	1.22%	0.85%	41.69%
2008	14	$6.74	$95	0.78%	0.85%	(36.17)%
2007	13	$10.56	$137	1.94%	0.85%	0.86%
2006	10	$10.47	$104	-%	0.85%	4.70%
AMERICAN CENTURY VP BALANCED FUND
2009	28	$12.28	$347	5.33%	0.85%	14.55%
2008	44	$10.72	$469	2.66%	0.85%	(21.00)%
2007	46	$13.57	$623	1.73%	0.85%	3.98%
2006	41	$13.05	$533	1.72%	0.85%	8.75%
2005	28	$12.00	$334	1.56%	0.85%	3.99%

						(Continued)

AMERICAN CENTURY VP INTERNATIONAL FUND
2009	19		$15.15	$294	2.26%	0.85%	32.66%
2008	28		$11.42	$316	0.93%	0.85%	(45.31)%
2007	38		$20.88	$792	0.70%	0.85%	17.04%
2006	42		$17.84	$758	1.51%	0.85%	23.97%
2005	57		$14.39	$815	1.21%	0.85%	12.33%
AMERICAN CENTURY VP MID CAP VALUE FUND
2009	0	*	$13.07	$2	-%	0.85%	30.70%
AMERICAN CENTURY VP VALUE FUND
2009	71		$12.74	$900	5.63%	0.85%	18.84%
2008	87		$10.72	$937	2.47%	0.85%	(27.42)%
2007	91		$14.77	$1,338	1.41%	0.85%	(5.92)%
2006	70		$15.70	$1,104	1.07%	0.85%	17.60%
2005	42		$13.35	$555	1.14%	0.85%	4.13%
COLUMBIA VIT MARSICO 21ST CENTURY FUND
2009	0	*	$13.35	$2	-%	0.85%	33.50%
COLUMBIA VIT SMALL CAP VALUE FUND
2009	2		$12.63	$26	-%	0.85%	26.30%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2009	1		$9.31	$10	-%	0.85%	44.12%
DELAWARE VIP SMALL CAP VALUE SERIES
2009	17		$15.06	$254	0.97%	0.85%	30.62%
2008	27		$11.53	$309	0.73%	0.85%	(30.46)%
2007	33		$16.58	$548	0.57%	0.85%	(7.43)%
2006	65		$17.91	$1,160	0.16%	0.85%	15.25%
2005	32		$15.54	$499	0.28%	0.85%	8.44%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2009	4		$11.98	$42	1.99%	0.85%	34.46%
2008	4		$8.91	$34	0.92%	0.85%	(40.95)%
2007	5		$15.09	$76	0.43%	0.85%	0.67%
2006	5		$14.99	$78	0.41%	0.85%	6.84%
2005	17		$14.03	$235	0.04%	0.85%	8.26%

							(Continued)

DREYFUS VIF APPRECIATION PORTFOLIO
2009	57	$10.11	$578	2.64%	0.85%	21.51%
2008	64	$8.32	$528	1.91%	0.85%	(30.08)%
2007	49	$11.90	$588	1.49%	0.85%	6.16%
2006	102	$11.21	$1,148	1.10%	0.85%	15.57%
2005	96	$9.70	$935	0.02%	0.85%	3.41%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2009	6	$8.92	$54	1.29%	0.85%	27.79%
2008	10	$6.98	$69	0.62%	0.85%	(40.95)%
2007	15	$11.82	$177	0.76%	0.85%	7.55%
2006	18	$10.99	$203	0.80%	0.85%	13.53%
2005	29	$9.68	$285	1.37%	0.85%	2.54%
DWS BLUE CHIP VIP PORTFOLIO
2009	9	$8.96	$77	1.40%	0.85%	32.94%
2008	4	$6.74	$25	2.46%	0.85%	(39.06)%
2007	33	$11.06	$361	1.21%	0.85%	2.60%
2006	47	$10.78	$506	-%	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2009	38	$9.27	$351	1.47%	0.85%	25.78%
2008	37	$7.37	$275	0.94%	0.85%	(33.54)%
2007	31	$11.09	$348	0.43%	0.85%	11.68%
2006	16	$9.93	$158	0.62%	0.85%	7.58%
2005	19	$9.23	$178	1.01%	0.85%	7.95%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2009	22	$9.19	$205	1.96%	0.85%	28.53%
2008	30	$7.15	$212	1.56%	0.85%	(33.98)%
2007	31	$10.83	$337	0.76%	0.85%	2.27%
2006	23	$10.59	$239	-%	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2009	16	$8.10	$130	1.99%	0.85%	33.00%
2008	16	$6.09	$105	2.03%	0.85%	(38.86)%
2007	16	$9.96	$169	1.32%	0.85%	0.50%
2006	31	$9.91	$302	1.01%	0.85%	12.61%
2005	36	$8.80	$317	1.31%	0.85%	5.26%

						(Continued)

DWS HEALTH CARE VIP PORTFOLIO
2009	5	$11.08	$54	1.00%	0.85%	21.23%
2008	5	$9.14	$45	0.14%	0.85%	(23.90)%
2007	4	$12.01	$42	-%	0.85%	12.24%
2006	1	$10.70	$13	-%	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2009	17	$10.54	$183	2.45%	0.85%	24.29%
2008	18	$8.48	$155	2.06%	0.85%	(36.90)%
2007	10	$13.44	$135	0.68%	0.85%	12.19%
2006	2	$11.98	$29	1.06%	0.85%	14.42%
DWS SMALL CAP INDEX VIP PORTFOLIO
2009	17	$14.40	$245	1.88%	0.85%	25.44%
2008	24	$11.48	$272	1.57%	0.85%	(34.66)%
2007	26	$17.57	$453	0.87%	0.85%	(2.71)%
2006	31	$18.06	$562	0.69%	0.85%	16.44%
2005	48	$15.51	$745	0.64%	0.85%	3.40%
DWS STRATEGIC VALUE VIP PORTFOLIO
2009	5	$8.22	$42	6.31%	0.85%	24.17%
2008	21	$6.62	$137	3.32%	0.85%	(46.44)%
2007	23	$12.36	$287	1.23%	0.85%	(2.68)%
2006	28	$12.70	$353	0.81%	0.85%	17.70%
2005	26	$10.79	$275	-%	0.85%	7.90%
FEDERATED CAPITAL INCOME FUND II
2009	7	$13.05	$88	6.17%	0.85%	27.19%
2008	8	$10.26	$78	5.67%	0.85%	(21.02)%
2007	8	$12.99	$99	5.54%	0.85%	3.10%
2006	11	$12.60	$136	5.74%	0.85%	14.75%
2005	11	$10.98	$119	5.43%	0.85%	5.37%
FEDERATED CLOVER VALUE FUND II
2009	25	$12.20	$300	2.69%	0.85%	13.81%
2008	27	$10.72	$321	1.85%	0.85%	(34.39)%
2007	29	$16.34	$512	1.78%	0.85%	(10.42)%
2006	91	$18.24	$1,696	1.54%	0.85%	13.01%
2005	121	$16.14	$1,943	1.56%	0.85%	4.17%

						(Continued)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2009	95	$17.50	$1,655	5.32%	0.85%	4.35%
2008	122	$16.77	$2,048	4.95%	0.85%	3.39%
2007	126	$16.22	$2,050	4.11%	0.85%	5.39%
2006	117	$15.39	$1,800	4.26%	0.85%	3.22%
2005	130	$14.91	$1,934	4.20%	0.85%	1.15%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2009	27	$8.39	$226	1.26%	0.85%	28.09%
2008	18	$6.55	$115	0.95%	0.85%	(33.57)%
2007	17	$9.86	$168	0.36%	0.85%	(1.40)%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2009	57	$15.04	$856	3.02%	0.85%	24.81%
2008	60	$12.05	$725	2.60%	0.85%	(16.55)%
2007	82	$14.44	$1,180	2.52%	0.85%	9.56%
2006	78	$13.18	$1,025	2.69%	0.85%	9.83%
2005	40	$12.00	$485	2.31%	0.85%	7.05%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2009	67	$10.80	$722	2.91%	0.85%	24.57%
2008	42	$8.67	$363	2.75%	0.85%	(16.79)%
2007	15	$10.42	$153	1.36%	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2009	35	$17.47	$615	4.11%	0.85%	12.28%
2008	64	$15.56	$993	4.28%	0.85%	5.06%
2007	77	$14.81	$1,146	4.34%	0.85%	6.16%
2006	116	$13.95	$1,619	4.87%	0.85%	3.33%
2005	116	$13.50	$1,561	4.82%	0.85%	1.12%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2009	151	$12.23	$1,841	4.51%	0.85%	12.00%
2008	60	$10.92	$653	5.43%	0.85%	4.80%
2007	29	$10.42	$302	4.02%	0.85%	4.20%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2009	26	$12.62	$328	0.85%	0.85%	38.07%
2008	38	$9.14	$351	1.01%	0.85%	(41.63)%
2007	49	$15.66	$762	2.00%	0.85%	7.78%
2006	68	$14.53	$986	1.85%	0.85%	7.15%
2005	62	$13.56	$837	0.71%	0.85%	11.42%

						(Continued)

JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2009	51	$8.18	$418	0.96%	0.85%	37.48%
2008	55	$5.95	$326	0.82%	0.85%	(41.72)%
2007	48	$10.21	$488	1.54%	0.85%	2.10%
JANUS ASPEN JANUS PORTFOLIO
2009	31	$14.15	$435	0.54%	0.85%	35.15%
2008	34	$10.47	$358	0.75%	0.85%	(40.21)%
2007	37	$17.51	$658	0.70%	0.85%	14.15%
2006	46	$15.34	$712	0.46%	0.85%	10.44%
2005	58	$13.89	$808	0.30%	0.85%	3.35%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2009	18	$25.88	$467	0.58%	0.85%	77.99%
2008	35	$14.54	$506	2.77%	0.85%	(52.51)%
2007	52	$30.62	$1,589	0.66%	0.85%	27.27%
2006	50	$24.06	$1,210	1.96%	0.85%	45.73%
2005	38	$16.51	$622	1.32%	0.85%	31.24%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2009	106	$10.01	$1,063	0.46%	0.85%	77.48%
2008	88	$5.64	$494	2.33%	0.85%	(52.61)%
2007	127	$11.90	$1,511	0.36%	0.85%	19.00%
JANUS ASPEN WORLDWIDE PORTFOLIO
2009	40	$13.60	$538	1.44%	0.85%	36.55%
2008	46	$9.96	$455	1.21%	0.85%	(45.12)%
2007	48	$18.15	$873	0.70%	0.85%	8.68%
2006	74	$16.70	$1,229	1.72%	0.85%	17.28%
2005	87	$14.24	$1,235	1.27%	0.85%	4.94%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
2009	43	$14.64	$635	2.92%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2009	61	$16.74	$1,025	-%	0.85%	37.21%
2008	60	$12.20	$732	-%	0.85%	(39.66)%
2007	66	$20.22	$1,330	-%	0.85%	2.54%
2006	64	$19.72	$1,265	-%	0.85%	14.58%
2005	102	$17.21	$1,748	-%	0.85%	2.44%
MFS INTERNATIONAL VALUE FUND
2009	11	$13.11	$145	-%	0.85%	31.10%

						(Continued)

MFS UTILITIES PORTFOLIO
2009	19		$8.32	$160	0.51%	0.85%	31.85%
2008	0	*	$6.31	$3	-%	0.85%	(36.90)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2009	3		$8.11	$23	0.98%	0.85%	45.08%
2008	3		$5.59	$18	0.90%	0.85%	(46.46)%
2007	4		$10.44	$45	0.47%	0.85%	2.15%
2006	1		$10.22	$11	0.39%	0.85%	2.20%
NVIT MID CAP INDEX FUND
2009	16		$14.62	$231	0.69%	0.85%	35.37%
2008	20		$10.80	$220	1.06%	0.85%	(37.14)%
2007	27		$17.18	$461	1.18%	0.85%	6.44%
2006	32		$16.14	$511	1.00%	0.85%	8.83%
2005	28		$14.83	$414	0.73%	0.85%	10.92%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2009	71		$16.82	$1,197	2.12%	0.85%	38.55%
2008	68		$12.14	$824	1.63%	0.85%	(40.66)%
2007	78		$20.46	$1,601	1.25%	0.85%	5.41%
2006	90		$19.41	$1,748	1.17%	0.85%	16.72%
2005	139		$16.63	$2,313	0.83%	0.85%	13.28%
PIMCO VIT HIGH YIELD PORTFOLIO
2009	151		$13.91	$2,102	8.40%	0.85%	39.10%
2008	67		$10.00	$674	7.69%	0.85%	(24.18)%
2007	78		$13.19	$1,034	6.95%	0.85%	2.73%
2006	106		$12.84	$1,358	6.87%	0.85%	8.08%
2005	101		$11.88	$1,199	6.52%	0.85%	3.21%
PIMCO VIT LOW DURATION PORTFOLIO
2009	152		$12.22	$1,853	3.35%	0.85%	12.32%
2008	131		$10.88	$1,422	4.06%	0.85%	(1.18)%
2007	145		$11.01	$1,600	4.76%	0.85%	6.38%
2006	134		$10.35	$1,391	4.18%	0.85%	3.09%
2005	141		$10.04	$1,420	2.80%	0.85%	0.20%

							(Continued)

PIMCO VIT TOTAL RETURN PORTFOLIO
2009	370		$13.12	$4,855	5.05%	0.85%	13.01%
2008	293		$11.61	$3,406	4.46%	0.85%	3.94%
2007	222		$11.17	$2,481	4.82%	0.85%	7.82%
2006	146		$10.36	$1,508	4.45%	0.85%	2.98%
2005	49		$10.06	$492	2.03%	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2009	10		$11.88	$115	1.80%	0.85%	24.14%
2008	17		$9.57	$161	6.08%	0.85%	(34.85)%
2007	18		$14.69	$263	1.24%	0.85%	4.11%
2006	17		$14.11	$243	1.78%	0.85%	15.66%
2005	8		$12.20	$96	1.35%	0.85%	5.26%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2009	7		$12.93	$84	-%	0.85%	43.35%
2008	16		$9.02	$144	-%	0.85%	(36.03)%
2007	17		$14.10	$246	-%	0.85%	(4.67)%
2006	26		$14.79	$383	-%	0.85%	4.67%
2005	32		$14.13	$449	-%	0.85%	5.76%
PIONEER MID CAP VALUE VCT PORTFOLIO
2009	19		$9.05	$172	0.78%	0.85%	24.14%
2008	6		$7.29	$47	0.87%	0.85%	(34.32)%
2007	6		$11.10	$71	0.13%	0.85%	4.42%
2006	0	*	$10.63	$5	-%	0.85%	6.30%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2009	6		$10.49	$66	0.89%	0.85%	36.41%
2008	8		$7.69	$62	0.93%	0.85%	(38.92)%
2007	13		$12.59	$163	0.36%	0.85%	7.98%
2006	70		$11.66	$820	0.96%	0.85%	11.15%
2005	47		$10.49	$495	0.75%	0.85%	10.07%
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
2009	5		$13.10	$70	-%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2009	32		$15.94	$509	2.66%	0.85%	22.99%
2008	40		$12.96	$525	2.41%	0.85%	(31.93)%
2007	49		$19.04	$954	1.62%	0.85%	4.73%
2006	102		$18.18	$1,855	1.43%	0.85%	14.05%
2005	93		$15.94	$1,481	1.31%	0.85%	4.87%

							(Continued)

SCHWAB MONEY MARKET PORTFOLIO
2009	431		$13.29	$5,803	0.10%	0.85%	(0.75)%
2008	837		$13.39	$11,278	2.00%	0.85%	1.29%
2007	624		$13.22	$8,252	4.60%	0.85%	3.85%
2006	395		$12.73	$5,028	4.49%	0.85%	3.75%
2005	482		$12.27	$5,915	2.75%	0.85%	1.83%
SCHWAB S&P 500 INDEX PORTFOLIO
2009	400		$14.42	$5,774	2.83%	0.85%	25.07%
2008	360		$11.53	$4,186	2.04%	0.85%	(37.06)%
2007	361		$18.32	$6,646	1.65%	0.85%	4.45%
2006	319		$17.54	$5,590	1.40%	0.85%	14.57%
2005	402		$15.31	$6,156	1.75%	0.85%	3.87%
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
2009	3		$10.61	$28	-%	0.85%	58.12%
SENTINEL VARIABLE PRODUCTS BOND FUND
2009	1		$10.57	$12	9.66%	0.85%	5.70%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
2009	0	*	$12.60	$2	2.60%	0.85%	26.00%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
2009	0	*	$12.61	$6	0.74%	0.85%	26.10%
THIRD AVENUE VALUE PORTFOLIO
2009	54		$7.84	$424	-%	0.85%	44.12%
2008	144		$5.44	$783	0.93%	0.85%	(44.09)%
2007	116		$9.73	$1,127	2.83%	0.85%	(5.63)%
2006	22		$10.31	$226	0.46%	0.85%	3.10%
TOUCHSTONE MID CAP GROWTH FUND
2009	0	*	$13.10	$2	0.11%	0.85%	31.00%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2009	38		$22.95	$877	3.16%	0.85%	27.29%
2008	45		$18.03	$820	3.81%	0.85%	(38.44)%
2007	43		$29.29	$1,270	1.06%	0.85%	(17.77)%
2006	71		$35.62	$2,521	0.95%	0.85%	36.89%
2005	58		$26.02	$1,502	1.23%	0.85%	16.06%
VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND
2009	14		$10.89	$149	-%	0.85%	8.90%

							(Continued)

VAN KAMPEN LIT COMSTOCK
2009	22	$9.68	$209	4.92%	0.85%	27.70%
2008	20	$7.58	$154	2.55%	0.85%	(36.20)%
2007	20	$11.88	$236	2.24%	0.85%	(2.86)%
2006	46	$12.23	$562	0.63%	0.85%	15.38%
2005	14	$10.60	$144	-%	0.85%	6.00%
VAN KAMPEN LIT GROWTH & INCOME
2009	32	$10.75	$341	3.87%	0.85%	23.28%
2008	31	$8.72	$266	2.13%	0.85%	(32.61)%
2007	30	$12.94	$391	1.74%	0.85%	1.97%
2006	16	$12.69	$201	1.17%	0.85%	15.26%
2005	13	$11.01	$148	-%	0.85%	10.10%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2009	20	$9.58	$188	-%	0.85%	46.48%
2008	11	$6.54	$71	1.90%	0.85%	(40.60)%
2007	10	$11.01	$111	0.61%	0.85%	5.76%
2006	8	$10.41	$84	-%	0.85%	4.10%
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
2009	13	$13.16	$176	1.26%	0.85%	58.75%
2008	15	$8.29	$133	-%	0.85%	(44.99)%
2007	16	$15.07	$247	0.02%	0.85%	(1.57)%
2006	20	$15.31	$312	-%	0.85%	14.77%
2005	28	$13.34	$378	0.39%	0.85%	15.50%

* The Investment Division has units that round to less than 1,000 units.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units		Unit Fair Value			Net Assets		Investment	Expense Ratio			Total Return
	(000s)		lowest to highest			(000s)		Income Ratio	lowest to highest			lowest to highest
Schwab OneSource Annuity:

AIM V.I. INTERNATIONAL GROWTH FUND
2009	13		$8.38	to	$8.41	$106		1.96%	0.65%	to	0.85%	33.87%	to	34.35%
2008	1		$6.26	to	$6.26	$5		0.74%	0.65%	to	0.65%	(37.40)%	to	(37.40)%
AIM V.I. SMALL CAP EQUITY FUND
2009	1		$12.20	to	$12.21	$10		0.16%	0.65%	to	0.85%	22.00%	to	22.10%
ALGER LARGECAP GROWTH PORTFOLIO
2009	1		$8.48	to	$8.51	$8		0.38%	0.65%	to	0.85%	46.21%	to	46.72%
2008	0	*	$5.80	to	$5.80	$0	*	0.00%	0.65%	to	0.65%	(42.00)%	to	(42.00)%
ALGER MIDCAP GROWTH PORTFOLIO
2009	9		$7.19	to	$7.21	$63		0.00%	0.65%	to	0.85%	50.42%	to	50.84%
2008	3		$4.78	to	$4.78	$15		0.00%	0.85%	to	0.85%	(52.20)%	to	(52.20)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2009	20		$7.25	to	$7.27	$146		5.08%	0.65%	to	0.85%	38.36%	to	38.74%
2008	7		$5.24	to	$5.24	$35		0.00%	0.65%	to	0.85%	(47.60)%	to	(47.60)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2009	28		$6.39	to	$6.41	$180		1.37%	0.65%	to	0.85%	33.68%	to	33.82%
2008	10		$4.78	to	$4.79	$47		0.00%	0.65%	to	0.85%	(52.20)%	to	(52.10)%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2009	7		$7.50	to	$7.52	$55		3.10%	0.65%	to	0.85%	28.42%	to	28.55%
2008	5		$5.84	to	$5.85	$29		0.00%	0.65%	to	0.85%	(41.60)%	to	(41.50)%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2009	5		$8.82	to	$8.85	$42		1.23%	0.65%	to	0.85%	(11.80)%	to	(11.50)%
														(Continued)

AMERICAN CENTURY VP BALANCED FUND
2009	7		$9.18	to	$9.21	$62		3.98%	0.65%	to	0.85%	14.46%	to	14.69%
2008	3		$8.02	to	$8.03	$25		0.00%	0.65%	to	0.85%	(19.80)%	to	(19.70)%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2009	4		$7.94	to	$7.96	$29		3.72%	0.65%	to	0.85%	17.11%	to	17.23%
AMERICAN CENTURY VP MID CAP VALUE FUND
2009	5		$13.09	to	$13.11	$59		0.71%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY VP VALUE FUND
2009	16		$8.72	to	$8.75	$136		3.31%	0.65%	to	0.85%	18.80%	to	19.05%
2008	3		$7.34	to	$7.35	$21		0.00%	0.65%	to	0.85%	(26.60)%	to	(26.50)%
COLUMBIA VIT SMALL CAP VALUE FUND
2009	3		$12.63	to	$12.65	$32		0.00%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2009	4		$9.16	to	$9.19	$32		0.00%	0.65%	to	0.85%	44.25%	to	44.72%
2008	2		$6.35	to	$6.35	$15		0.00%	0.85%	to	0.85%	(36.50)%	to	(36.50)%
DELAWARE VIP SMALL CAP VALUE SERIES
2009	3		$8.94	to	$8.97	$26		0.82%	0.65%	to	0.85%	30.70%	to	30.95%
2008	1		$6.84	to	$6.85	$5		0.00%	0.65%	to	0.85%	(31.60)%	to	(31.50)%
DREYFUS VIF APPRECIATION PORTFOLIO
2009	23		$8.81	to	$8.84	$200		0.92%	0.65%	to	0.85%	21.35%	to	21.76%
2008	0	*	$7.26	to	$7.26	$0	*	0.00%	0.65%	to	0.65%	(27.40)%	to	(27.40)%
DWS CAPITAL GROWTH VIP PORTFOLIO
2009	0	*	$8.46	to	$8.49	$0	*	0.00%	0.65%	to	0.85%	(15.40)%	to	(15.10)%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2009	16		$8.90	to	$8.93	$143		0.64%	0.65%	to	0.85%	28.61%	to	29.05%
2008	3		$6.92	to	$6.92	$20		0.00%	0.85%	to	0.85%	(30.80)%	to	(30.80)%
DWS HEALTH CARE VIP PORTFOLIO
2009	1		$9.69	to	$9.72	$10		1.30%	0.65%	to	0.85%	21.13%	to	21.50%
2008	1		$8.00	to	$8.00	$8		0.00%	0.85%	to	0.85%	(20.00)%	to	(20.00)%
DWS LARGE CAP VALUE VIP PORTFOLIO
2009	7		$7.95	to	$7.98	$56		0.06%	0.65%	to	0.85%	24.22%	to	24.69%
2008	0	*	$6.40	to	$6.40	$0	*	0.00%	0.65%	to	0.65%	(36.00)%	to	(36.00)%

														(Continued)

DWS SMALL CAP INDEX VIP PORTFOLIO
2009	8		$8.62	to	$8.65	$65	1.26%	0.65%	to	0.85%	25.29%	to	25.73%
2008	1		$6.88	to	$6.88	$5	0.00%	0.65%	to	0.65%	(31.20)%	to	(31.20)%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2009	38		$10.62	to	$10.66	$405	2.31%	0.65%	to	0.85%	4.32%	to	4.51%
2008	5		$10.18	to	$10.20	$51	0.00%	0.65%	to	0.85%	1.80%	to	2.00%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2009	4		$8.36	to	$8.39	$31	0.67%	0.65%	to	0.85%	28.02%	to	28.48%
2008	1		$6.53	to	$6.53	$9	0.00%	0.85%	to	0.85%	(34.70)%	to	(34.70)%
JANUS ASPEN BALANCED PORTFOLIO
2009	18		$10.30	to	$10.33	$191	1.54%	0.65%	to	0.85%	24.55%	to	24.91%
2008	1		$8.27	to	$8.27	$10	1.15%	0.85%	to	0.85%	(17.30)%	to	(17.30)%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2009	30		$11.47	to	$11.51	$342	4.85%	0.65%	to	0.85%	12.01%	to	12.29%
2008	3		$10.24	to	$10.25	$34	2.25%	0.65%	to	0.85%	2.40%	to	2.50%
JANUS ASPEN GROWTH & INCOME PORTFOLIO
2009	17		$8.37	to	$8.40	$140	0.61%	0.65%	to	0.85%	37.44%	to	37.93%
2008	0	*	$6.09	to	$6.09	$3	0.38%	0.65%	to	0.65%	(39.10)%	to	(39.10)%
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES PORTFOLIO
2009	4		$14.64	to	$14.66	$61	3.02%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
2009	17		$8.49	to	$8.52	$148	0.00%	0.65%	to	0.85%	(15.10)%	to	(14.80)%
MFS INTERNATIONAL VALUE FUND
2009	4		$13.11	to	$13.12	$46	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS UTILITIES PORTFOLIO
2009	1		$8.32	to	$8.35	$8	4.54%	0.65%	to	0.85%	31.65%	to	32.12%
2008	1		$6.32	to	$6.32	$6	0.00%	0.65%	to	0.65%	(36.80)%	to	(36.80)%
NVIT MID CAP INDEX FUND
2009	6		$8.59	to	$8.62	$55	0.46%	0.65%	to	0.85%	35.28%	to	35.75%
2008	1		$6.35	to	$6.35	$8	0.53%	0.85%	to	0.85%	(36.50)%	to	(36.50)%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2009	3		$8.60	to	$8.63	$29	0.00%	0.65%	to	0.85%	(14.00)%	to	(13.70)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2009	11		$8.18	to	$8.21	$94	1.34%	0.65%	to	0.85%	37.94%	to	38.45%
2008	2		$5.93	to	$5.93	$15	0.00%	0.85%	to	0.85%	(40.70)%	to	(40.70)%
PIMCO VIT HIGH YIELD PORTFOLIO
2009	12		$10.38	to	$10.42	$125	7.99%	0.65%	to	0.85%	38.96%	to	39.30%
2008	4		$7.47	to	$7.48	$29	0.91%	0.65%	to	0.85%	(25.30)%	to	(25.20)%
PIMCO VIT LOW DURATION PORTFOLIO
2009	20		$10.93	to	$10.97	$220	3.20%	0.65%	to	0.85%	12.22%	to	12.63%
2008	3		$9.74	to	$9.74	$34	1.01%	0.65%	to	0.65%	(2.60)%	to	(2.60)%
PIMCO VIT TOTAL RETURN PORTFOLIO
2009	39		$11.34	to	$11.38	$443	4.40%	0.65%	to	0.85%	13.06%	to	13.23%
2008	4		$10.03	to	$10.05	$38	0.97%	0.65%	to	0.85%	0.30%	to	0.50%
PIONEER EMERGING MARKETS VCT PORTFOLIO
2009	9		$7.63	to	$7.65	$71	0.86%	0.65%	to	0.85%	72.62%	to	73.08%
2008	1		$4.42	to	$4.42	$3	0.00%	0.85%	to	0.85%	(55.80)%	to	(55.80)%
PIONEER FUND VCT PORTFOLIO
2009	12		$8.27	to	$8.30	$99	0.94%	0.65%	to	0.85%	(17.30)%	to	(17.00)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2009	2		$8.48	to	$8.51	$15	0.00%	0.65%	to	0.85%	(15.20)%	to	(14.90)%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2009	1		$14.37	to	$14.39	$10	0.00%	0.65%	to	0.85%	43.70%	to	43.90%

													(Continued)

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
2009	7	$13.10	to	$13.11	$87	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2009	7	$8.62	to	$8.65	$59	4.16%	0.65%	to	0.85%	(13.80)%	to	(13.50)%
SCHWAB MONEY MARKET PORTFOLIO
2009	67	$9.98	to	$10.02	$670	0.19%	0.65%	to	0.85%	(0.80)%	to	(0.50)%
2008	276	$10.06	to	$10.07	$2,775	0.71%	0.65%	to	0.85%	0.60%	to	0.70%
SCHWAB S&P 500 INDEX PORTFOLIO
2009	25	$8.18	to	$8.21	$205	4.12%	0.65%	to	0.85%	25.08%	to	25.34%
2008	4	$6.54	to	$6.55	$26	1.39%	0.65%	to	0.85%	(34.60)%	to	(34.50)%
SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO
2009	4	$10.61	to	$10.65	$38	0.00%	0.65%	to	0.85%	58.12%	to	58.72%
2008	1	$6.71	to	$6.71	$8	0.00%	0.85%	to	0.85%	(32.90)%	to	(32.90)%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
2009	4	$12.62	to	$12.63	$44	0.40%	0.65%	to	0.85%	26.20%	to	26.30%
THIRD AVENUE VALUE PORTFOLIO
2009	12	$8.29	to	$8.32	$98	0.00%	0.65%	to	0.85%	44.17%	to	44.70%
2008	3	$5.75	to	$5.75	$15	0.00%	0.85%	to	0.85%	(42.50)%	to	(42.50)%
VAN ECK INSURANCE TRUST WORLDWIDE BOND FUND
2009	3	$10.89	to	$10.90	$30	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN KAMPEN LIT COMSTOCK
2009	3	$8.45	to	$8.48	$23	1.67%	0.65%	to	0.85%	(15.50)%	to	(15.20)%
VAN KAMPEN LIT GROWTH & INCOME
2009	8	$8.62	to	$8.65	$67	3.69%	0.65%	to	0.85%	(13.80)%	to	(13.50)%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2009	3	$8.38	to	$8.41	$29	0.00%	0.65%	to	0.85%	39.20%	to	39.47%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2009	1	$8.72	to	$8.75	$11	0.00%	0.65%	to	0.85%	(12.80)%	to	(12.50)%

* The Investment Division has units or amounts that round to less than 1,000 units or $1,000.												(Concluded)

PART C
OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)
Financial Statements

The consolidated balance sheets of First Great-West Life & Annuity Insurance Company (“First Great-West”) as of December 31, 2009 and 2008, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2009, and the statements of assets and liabilities of Variable Annuity -1 Series Account of First Great-West (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2009, and the related statements of operations for the periods presented in Appendix A, the statements of changes in net assets for each of the periods presented in Appendix A, and the financial highlights included in Note 6 for each of the periods presented, are filed herewith in the Statement of Additional Information contained in Part B.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of the First Great-West Life & Annuity Insurance Company establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289).

	(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on April 25, 2003 (File No. 333-25289).

(4)(a)
Form of the variable annuity contract for contracts issued prior to January 1, 2006 is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on July 3, 1997 (File No. 333-25289).

(4)(b)
Form of the variable annuity contract for contracts issued on or after January 3, 2006 is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

(5)(a)
Form of the application to be used with the variable annuity contract for contracts issued prior to January 1, 2006 is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(5)(b)
Form of the application to be used with the variable annuity contract for contracts issued on or after January 1, 2006 is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

	(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

	(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

	(7)	Not applicable.

(8)(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(b)
Participation Agreement with Alger American Fund is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 15, 2002 (File No. 333-25289).

(8)(c)
Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).  Amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(d)
Participation Agreement with American Century Variable Portfolios, Inc. (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 15, 2002 (File No. 333-25289) amendment to Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).  Amendment to Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 22, 2010 (File No. 333-147743).

(8)(e)
Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289) amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(f)
Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).  Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 16, 2010 (File No. 333-147743).

(8)(g)
Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

	(8)(h)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289).

(8)(i)
Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(j)
Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 21, 2009 (File No. 333-147743).

(8)(k)
Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(k)
Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to is incorporated by reference to Registrant’s Post Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 21, 2009 (File No. 333-147743).

(8)(l)
Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(m)
Participation Agreement with Neuberger Berman Advisers Management Trust is  incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4, filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(n)
Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(o)
Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust  is incorporated by reference to the Registrant's Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(p)
Participation Agreement with Prudential Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 16, 2010 (File No. 333-147743).

(8)(q)
Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(r)
Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Initial Registration Statement on Form N-4, filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(s)
Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

(8)(x)
Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(t)
Participation Agreement with Third Avenue Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4, filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

Participation Agreement with Touchstone Variable Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(u)
Participation Agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

(8)(v)
Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 24, 2008 (File No. 333-147743).

	(8)(w)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on November 30, 2007 (File No. 333-147743).

(8)(x)
Participation Agreement between Registrant and MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972).  Amended and Restated Participation Agreement among Registrant, MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on April 16, 2010 (File No. 811-07549).

(8)(y)
Participation Agreement between Registrant and Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post Effective Amendment No. 1 to the Registration Statement on Form N-4, filed on April 21, 2009 (File No. 333-147743).  Amendment to Participation Agreement between Registrant and Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 16, 2010 (File No. 333-147743).

(8)(z)
Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 18, 2007 (File No. 333-130820).

	(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820).

	(10)(a)	Written Consent of Jorden Burt LLP is filed herewith.

	(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

	(11)	Not Applicable.

	(12)	Not Applicable.

(13)(a)
Powers of Attorney for Ms. Alazraki, Messrs. Balog, Dackow, A. Desmarais, P. Desmarais, Jr., Katz and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 18, 2007 (File No. 333-130820).

	(13)(b)	Power of Attorney for Mr. Bernbach is incorporated by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 29, 2008 (File No. 333-130820).

	(13)(c)	Power of Attorney for Mr. McFeetors is filed herewith.
Item 25.                Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R. L. McFeetors	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5	Chairman of the Board
M.D. Alazraki	Manatt Phelps & Phillips LLP 7 Times Square New York, NY 10036	Director
J. Balog	785 St. Anne’s Lane Vero Beach, Florida 32967	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
M.T.G. Graye	8515 E. Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
S.A. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
S.M. Corbett	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President and Chief Investment Officer
C.P. Nelson	8515 E. Orchard Road Greenwood Village, CO 80111	President, Great-West Retirement Services
R.K. Shaw	8515 E. Orchard Road Greenwood Village, CO 80111	Executive Vice President, Individual Markets
J.L. McCallen	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Financial Officer
C.H. Cumming	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Defined Contributions Markets
G.R. Derback	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President and Treasurer
R.J. Laeyendecker	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
K.T. Ledwos	8515 E. Orchard Road Greenwood Village, CO 80111	Vice President and Actuary
G.R. McDonald	8515 E. Orchard Road Greenwood Village, CO 80111	Senior Vice President, Corporate Resources
R.G. Schultz	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, General Counsel and Secretary
G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets
D.C. Aspinwall	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Risk Officer and Chief Legal Counsel, Litigation
B.A. Byrne	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer and Chief Legal Counsel, Financial Services
R.G. Schultz	8515 E. Orchard Road Greenwood Village, CO 80111	Chief Legal Officer, Corporate and Secretary

Item 26.  Persons controlled by or under common control with the Depositor or Registrant as of 12/31/09:

Organizational Chart – December 31, 2009
I.           OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
        99.999% - Pansolo Holding Inc.
  100% - 3876357 Canada Inc.
  100% - 3439496 Canada Inc.
  100% - Capucines Investments Corporation
    32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
               94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
             53.78% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows.  There are issued and outstanding as of December 31, 2009 408,409,903 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 896,957,623.

Pansolo Holding Inc. owns directly 23,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 26,892,953 or 3.00 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.54%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.78% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 62.03%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,361,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.           Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West  Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
   100.0% - Great-West Lifeco U.S. Inc.
                    100.0% - GWL&A Financial Inc.
                                    60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
     60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
 60.0% - Great-West Life & Annuity Insurance Capital, LLC
     60.0% - Great-West Life & Annuity Insurance Capital, LLC II
                                   100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - First Great-West Life & Annuity Insurance Company (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
    100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
   100.0% - National Plan Coordinators of Delaware, Inc.
   100.0% - Emjay Corporation
  100.0% - EMJAY Retirement Plan Services, Inc.
   100.0% - GW Investor Services, LLC.
   100.0% - FASCore, LLC
     50.0% - Westkin Properties Ltd.
     82.01% - Maxim Series Fund, Inc.
   100.0% - GW Capital Management, LLC
   100.0% - Orchard Trust Company, LLC
   100.0% - Lottery Receivable Company One LLC
   100.0% - LR Company II, L.L.C.
   100.0% - Singer Collateral Trust IV
                                   100.0% - Singer Collateral Trust V

B.           Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
     100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
             100.0% - Great-West Financial (Canada) Inc.
                 100.0% - Great-West Financial (Nova Scotia) Co.
                    100% - Great-West Lifeco U.S., Inc.
                   100% - Putnam Investments, LLC
                          100.0% - Putnam Acquisition Financing Inc.
             100.0% - Putnam Acquisition Financing LLC
               100.0% - Putnam U.S. Holdings, LLC
 100.0% - Putnam U.S. Holdings I Inc.
                   99.0% - Putnam Investment II LP (1% owned by Putnam U.S. Holdings II Inc.)
               100.0% -Putnam, LLC
       99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
       100.0% - Putnam Retail Management GP, Inc.
       100.0% - Putnam Investment Management, LLC
       100.0% - Putnam Advisory Company GP, Inc.
       99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
            100.0% - The Putnam Advisory Company, LLC
                 99.0% - Putnam U.S. Holdings II Inc. (1% owned by Putnam U.S. Holdings I Inc.)
                       100.0% - Putnam U.S. Holdings I, LLC
                    80.0% - PanAgora Asset Management, Inc.
                    100.0% -Putnam GP Inc.
                    100.0% - PII Holdings, Inc.
                    99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
                    100.0% - Putnam Investment Holdings, LLC
          100.0% - Putnam Aviation Holdings, LLC
          100.0% - Putnam Capital, LLC
               80.0% - TH Lee Putnam Capital Management, LLC
                100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
                          100.0% - Putnam International Holdings LLC
                100.0% - Putnam Investments Inc. (Canada)
                100.0% - Putnam Investments (Ireland) Limited
                100.0% - Putnam Investments Australia Pty Limited
                100.0% - Putnam Investments Securities Co., Ltd. (Japan)
                100.0% - Putnam International Distributors, Ltd. (Cayman)
            100.0% - Putnam Investments Argentina S.A.
          100.0% - Putnam Investments (Asia) Limited
                100.0% - Putnam Investments Limited (U.K.)
                 100.0% - New Flag UK Holdings Limited
                   100.0% - New Flag Asset Management Limited (UK)

C.           The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
           68.59% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
                 100.0% - 2023308 Ontario Inc.
           100.0% - Great-West Life & Annuity Insurance Capital, LP
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
         40.0% - Great-West Life & Annuity Insurance Capital, LLC
           100.0% - Great-West Life & Annuity Insurance Capital, LP II
           40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
         40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
      100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
           100.0% - 6922023 Canada Inc.
           100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0%  - Gold Circle Insurance Company
100.0%  - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
                           100.0%  - GWL Investment Management Ltd.
                  100.0%  - 801611 Ontario Limited
100.0%  - 118050 Canada Inc.
                  100.0%  - 1213763 Ontario Inc.
99.9% -  Riverside II Limited Partnership
70.0% -   Kings Cross Shopping Centre Ltd.
100.0%  - 681348 Alberta Ltd.
                                           100.0% - The Owner: Condominium Plan No 8510578
                             50.0% - 3352200 Canada Inc.
100.0%  - 1420731 Ontario Limited
100.0%  - 1455250 Ontario Limited
100.0%  - CGWLL Inc.
  65.0%  - The Walmer Road Limited Partnership
  50.0%  - Laurier House Apartments Limited
100.0%  - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
    0.1% -  Riverside II Limited Partnership
100.0%  - High Park Bayview Inc.
  75.0%  - High Park Bayview Limited Partnership
                             50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0%  - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0%  - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA  (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA  American Realty Corp.
1% - RMA  American Realty Limited Partnership [(99% owned by RMA  (U.S.) Realty LLC (Delaware)]
 99.0% - RMA  American Realty Limited Partnership (1% owned by RMA  American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA  (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
  50.0% - Laurier House Apartments Limited
  30.0% - Kelowna Central Park Properties Ltd.
  30.0% - Kelowna Central Park Phase II Properties Ltd.
  30.0% - Trop Beau Developments Limited
100.0% - 42969098 Canada Inc.
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
 35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
    25.0% - High Park Bayview Limited Partnership
 50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4%  - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0%  - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0%  - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0%  - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (HRMP) (Massachusetts)
100.0% - HRMP II, Inc.
49% Health Reinsurance Management Partnership (HRMP) (Massachusetts)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% Great-West Retirement Services (Europe) Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D.           IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
        100.0% - 171263 Canada Inc.
               66.3% - Power Financial Corporation
                    56.3% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Financial Charitable Foundation
100.0% - Strategic Charitable Giving Foundation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie (Rockies) Corp.
100.0% - Mackenzie Cundill Investment (Bermuda) Ltd.
100.0% - Mackenzie Cundill Investment Management Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2007 GP Inc.
100.0% - Howson Tattersall Investment Counsel Limited
100.0% - MSP 2008 GP Inc.
100.0% - MSP 2009 GP Inc.
100.0% - MSP 2010 GP Inc.
 91.44% - Investment Planning Counsel Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Investment Corporation
100.0% - 9132-2155 Quebec Inc.
100.0% - Alpha I Financial Inc.
100.0% - IPC Save Inc.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
 50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
    100.0% - 171263 Canada Inc.
         66.3% - Power Financial Corporation
                        100.0% - Power Financial Europe B.V.
           50.0% - Parjointco N.V.
              54.1% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
 26.1% - Imerys
 50.0% - Groupe Bruxelles Lambert
           Capital
    7.1%  - Suez Environment Company
  21.1% - Lafarge
    9.1% - Pernod Ricard
    0.6% - Iberdrola
    3.9% - Arkema
100.0% - Belgian Securities BV
               Capital
30.7% - Imerys
  61.6% - Brussels Securities
               Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Participations
100.0% - GBL Overseas Finance NV
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy Sárl
Capital
4.0% - Total
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur Sárl
100.0% - GBL Finance SA
               Capital
38.4% - Brussels Securities
100.0% - GBL Verwaltung Sàrl
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
  5.2% - GDF SUEZ (1)
43.0% - ECP 1
42.4% - ECP 2
100.0% - Pargesa Compagnie S.A..
100.0% - Fivaz & Cie SA
100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

(1) Based on Company’s published capital as of September, 2009

F.           Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - 4507053 Canada Inc.
100.0% - Gesca Ltée
100.0% - La Presse ltée
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
49.99% - 9059-2114 Québec Inc.
97.5% - DuProprio Inc.
100% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Private Real Estate Corporation
100% - 1083411 Alberta Ltd
100% - Comfree Commission Free Realty Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - 6657443 Canada Inc.
  10.0% - Acquisio Inc.
    4.6% - Nstein Technologies Inc.
  50.0% - Workopolis Canada
  25.0% - Olive Média

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
  25.0% - Barrick Power Gold Corporation of China Limited
  100.0% - Power Pacific Mauritius Limited
7.61% - Vimicro
  0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited

H.           Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
   26.8% - Bellus Health Inc.
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sodesm International Limited
100.0% - Sodesm Property Limited
  78.5% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
    4.9% - Mitel
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.           Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% Power Financial Capital Corporation

Item 27.                      Number of Contract owners

As of March 31, 2010 there were 449 Contract owners; 448 were in non-qualified accounts and one (1) in an IRA.

Item 28.                      Indemnification

Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933.  The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721. Non-exclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of  the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of First GWL&A

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29.                Principal Underwriter

(a)  GWFS Equities, Inc. ("GWFS") is the distributor of securities of the Registrant.  In addition to Registrant, GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, and the Great-West Life & Annuity Insurance Company (“Great-West”) Variable Annuity-1 Series Account, Maxim Series Account of Great-West, FutureFunds Series Account of Great West, COLI VUL – 2 Series Account of Great-West COLI VUL - 4 Series Account of Great-West, Varifund Variable Annuity Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, COLI VUL – 2 Series Account of First Great-West Life & Annuity Insurance Company (“First Great-West”) and  COLI VUL - 4 Series Account of First Great-West.

      (b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
G.R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Trading Operations
J.C. Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer
R. Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
K.A. Morris	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
First Great-West Life & Annuity Insurance Company represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by First Great-West Life & Annuity Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 22nd day of April 2010.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer of
First Great-West Life & Annuity Insurance Company

BY:	FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ R. L. McFeetors	Chairman of the Board	April 22, 2010
R.L. McFeetors*

	/s/ M.T.G. Graye	Director, President and	April 22, 2010
	M.T.G. Graye	Chief Executive Officer

	/s/ J.L. McCallen	Chief Financial Officer and	April 22, 2010
	J.L. McCallen	Senior Vice President

/s/ M.D. Alazraki
	M.D. Alazraki*	Director	April 22, 2010

/s/ J. Balog
	J. Balog*	Director	April 22, 2010

/s/ J.L. Bernbach
	J. L. Bernbach*	Director	April 22, 2010

/s/ A. Desmarais
	A. Desmarais*	Director	April 22, 2010

/s/ P. Desmarais, Jr.
	P. Desmarais, Jr.*	Director	April 22, 2010

/s/ S.Z. Katz
	S.Z. Katz*	Director	April 22, 2010

	R. J. Orr	Director

/s/ T.T. Ryan, Jr.
	T.T. Ryan, Jr.*	Director	April 22, 2010

/s/ B.E. Walsh
	B. E. Walsh*	Director	April 22, 2010

*By:	/s/ Richard G. Schultz		April 22, 2010
Richard G. Schultz
Attorney in Fact pursuant to Powers of Attorney